                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2015, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2015.

TABLE OF CONTENTS

THE COMPANY........................................................................................................... B-3

THE SEPARATE ACCOUNT.................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.................................................................... B-3

THE CONTRACTS......................................................................................................... B-3
   Transfer of Annuity Units.......................................................................................... B-3
   Net Investment Factor.............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS............................................................................... B-4

CALCULATION OF PERFORMANCE DATA....................................................................................... B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable
     Investment Fund -- Money Market Portfolio........................................................................ B-5
   Other Subaccounts.................................................................................................. B-6
   Other Performance Data............................................................................................. B-7

TAX MATTERS........................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................................ B-7
   IRS Required Distributions......................................................................................... B-8

GENERAL PROVISIONS.................................................................................................... B-8
   Using the Contracts as Collateral.................................................................................. B-8
   The Beneficiary.................................................................................................... B-8
   Non-Participating.................................................................................................. B-8
   Misstatement of Age or Gender...................................................................................... B-8
   Incontestability................................................................................................... B-8
   Statement of Values................................................................................................ B-8
   Trust as Owner or Beneficiary...................................................................................... B-8
   Written Notice..................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS......................................................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................. B-9

EXPERTS............................................................................................................... B-9

FINANCIAL STATEMENTS.................................................................................................. B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are one of a number of subsidiaries of Genworth, a financial services company dedicated to helping meet the insurance, retirement and homeownership needs of our customers, with a presence in more than 25 countries. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured, create dependable income streams for life or for a specified period of time, help save and invest to achieve financial goals and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB VARIABLE PRODUCTS SERIES FUND, INC. (FORMERLY, ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.) This agreement may be terminated by the parties upon six months' advance written notice.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days', advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST AND MFS(R) VARIABLE INSURANCE TRUST II. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Money Market Fund

Current Yield: -1.56% as of December 31, 2014
Effective Yield: -1.55% as of December 31, 2014

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield: -1.56% as of December 31, 2014
Effective Yield: -1.55% as of December 31, 2014

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period.

       Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS

The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2014 and 2013, and for each of the years in the three-year period ended December 31, 2014, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2014 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2014

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2014

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-18

Statements of Changes in Net Assets........................................ F-33

Notes to Financial Statements.............................................. F-62

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
V.I. American Franchise Fund -- Series I shares, Invesco V.I. American Franchise Fund -- Series II shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Equity and Income Fund -- Series II shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Managed Volatility Fund -- Series I shares, Invesco V.I. Mid Cap Growth Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares; Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares, Deutsche Small Mid Cap Value VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Tail Risk Fund II -- Primary Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares, Franklin Income VIP Fund -- Class 2 Shares, Franklin Large Cap Growth VIP Fund -- Class 2 Shares, Franklin Mutual Shares VIP Fund -- Class 2 Shares, Templeton Foreign VIP Fund -- Class 1 Shares, Templeton Foreign VIP Fund -- Class 2 Shares, Templeton Global Bond VIP Fund -- Class 1 Shares, Templeton Growth VIP Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio --
Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares,

Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Research Portfolio -- Institutional Shares, Global Research Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridge Variable All Cap Value Portfolio -- Class I, ClearBridge Variable Equity Income Portfolio -- Class I, ClearBridge Variable Equity Income Portfolio -- Class II, ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; MFS(R) Variable Insurance Trust II -- MFS(R) Strategic Income Portfolio -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Capital Income Fund/VA -- Non-Service Shares, Oppenheimer Capital Income Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2014, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2014, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2015

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2014

                                                                                         AIM VARIABLE INSURANCE FUNDS
                                                                                      (INVESCO VARIABLE INSURANCE FUNDS)
                                             -----------------------------------------------------------------------------
                                             INVESCO V.I. INVESCO V.I.                           INVESCO V.I. INVESCO V.I.
                                               AMERICAN     AMERICAN   INVESCO V.I. INVESCO V.I.  EQUITY AND  GLOBAL REAL
                                              FRANCHISE    FRANCHISE     COMSTOCK   CORE EQUITY     INCOME       ESTATE
                                               FUND --      FUND --      FUND --      FUND --      FUND --      FUND --
                               CONSOLIDATED    SERIES I    SERIES II    SERIES II     SERIES I    SERIES II    SERIES II
                                  TOTAL         SHARES       SHARES       SHARES       SHARES       SHARES       SHARES
                              -------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,130,876,037  8,291,279    5,961,028    39,313,001   12,532,774   22,829,552    331,044
Dividend receivable..........      1,566,060         --           --            --           --           --         --
Receivable for units sold....        128,412        271           --            --          109           --         --
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
       Total assets..........  7,132,570,509  8,291,550    5,961,028    39,313,001   12,532,883   22,829,552    331,044
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        331,308        356          253         1,737          535        1,199         17
Payable for units
  withdrawn..................      3,237,309         --          353         3,519           --        1,552         24
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
       Total liabilities.....      3,568,617        356          606         5,256          535        2,751         41
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,709,387,916  8,291,194    5,960,422    39,286,386   12,532,348   22,081,905    240,145
   Variable annuity
     contract owners in
     the annuitization
     period..................    419,613,976         --           --        21,359           --      744,896     90,858
                              --------------  ---------    ---------    ----------   ----------   ----------    -------
       Net assets............ $7,129,001,892  8,291,194    5,960,422    39,307,745   12,532,348   22,826,801    331,003
                              ==============  =========    =========    ==========   ==========   ==========    =======
Investments in
  securities at cost......... $6,203,230,559  5,758,817    2,897,922    25,639,116    8,695,171   18,832,686    298,950
                              ==============  =========    =========    ==========   ==========   ==========    =======
Shares outstanding...........                   151,080      111,151     2,060,430      305,603    1,210,475     19,717
                                              =========    =========    ==========   ==========   ==========    =======


                              ----------------------------------------
                              INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                               GOVERNMENT  INTERNATIONAL   MANAGED
                               SECURITIES     GROWTH      VOLATILITY
                                FUND --       FUND --      FUND --
                                SERIES I     SERIES II     SERIES I
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    4,360      52,862,798      1,351
Dividend receivable..........       --              --         --
Receivable for units sold....       --              --         --
                                 -----      ----------      -----
       Total assets..........    4,360      52,862,798      1,351
                                 -----      ----------      -----
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       --           2,454         --
Payable for units
  withdrawn..................        1           8,461          1
                                 -----      ----------      -----
       Total liabilities.....        1          10,915          1
                                 -----      ----------      -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    4,359      50,927,854      1,350
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       1,924,029         --
                                 -----      ----------      -----
       Net assets............    4,359      52,851,883      1,350
                                 =====      ==========      =====
Investments in
  securities at cost.........    4,453      42,652,156      1,280
                                 =====      ==========      =====
Shares outstanding...........      371       1,535,816         71
                                 =====      ==========      =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014



                               AIM VARIABLE INSURANCE FUNDS
                            (INVESCO VARIABLE INSURANCE FUNDS)
                                        (CONTINUED)
                          --------------------------------------- -----------------
                          INVESCO V.I.              INVESCO V.I.
                            MID CAP    INVESCO V.I.     VALUE     ALLIANCEBERNSTEIN
                             GROWTH     TECHNOLOGY  OPPORTUNITIES  BALANCED WEALTH
                            FUND --      FUND --       FUND --        STRATEGY
                            SERIES I     SERIES I     SERIES II     PORTFOLIO --
                             SHARES       SHARES       SHARES          CLASS B
                          ------------ ------------ ------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     $--         1,692       7,297,695      18,787,756
Dividend receivable......      --            --              --              --
Receivable for units sold      --            --              --              --
                              ---         -----       ---------      ----------
    Total assets.........      --         1,692       7,297,695      18,787,756
                              ---         -----       ---------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...      --            --             320             925
Payable for units
 withdrawn...............      --            --             848           9,338
                              ---         -----       ---------      ----------
    Total liabilities....      --            --           1,168          10,263
                              ---         -----       ---------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      --         1,692       7,285,330      17,056,428
 Variable annuity
   contract owners in
   the annuitization
   period................      --            --          11,197       1,721,065
                              ---         -----       ---------      ----------
    Net assets...........     $--         1,692       7,296,527      18,777,493
                              ===         =====       =========      ==========
Investments in
 securities at cost......     $--         1,128       5,986,408      17,657,860
                              ===         =====       =========      ==========
Shares outstanding.......      --            86         745,423       1,559,150
                              ===         =====       =========      ==========




                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,040,763        52,839,894        58,382,879        12,851,780        37,513,767
Dividend receivable......            --                --                --                --                --
Receivable for units sold            --             2,870             4,591                --                --
                              ---------        ----------        ----------        ----------        ----------
    Total assets.........     3,040,763        52,842,764        58,387,470        12,851,780        37,513,767
                              ---------        ----------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           130             2,256             2,763               554             1,721
Payable for units
 withdrawn...............         1,794                --                --             2,263            16,138
                              ---------        ----------        ----------        ----------        ----------
    Total liabilities....         1,924             2,256             2,763             2,817            17,859
                              ---------        ----------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,038,839        52,707,588        55,834,224        12,848,963        36,189,795
 Variable annuity
   contract owners in
   the annuitization
   period................            --           132,920         2,550,483                --         1,306,113
                              ---------        ----------        ----------        ----------        ----------
    Net assets...........     3,038,839        52,840,508        58,384,707        12,848,963        37,495,908
                              =========        ==========        ==========        ==========        ==========
Investments in
 securities at cost......     2,463,960        35,955,759        59,975,748         6,968,219        38,793,538
                              =========        ==========        ==========        ==========        ==========
Shares outstanding.......       143,771         1,778,522         4,353,682           271,249         1,875,688
                              =========        ==========        ==========        ==========        ==========

                             AMERICAN
                             CENTURY
                             VARIABLE
                          PORTFOLIOS II,
                               INC.
                          --------------


                           VP INFLATION
                            PROTECTION
                             FUND --
                             CLASS II
                          --------------
ASSETS:
Investments at fair
 value (note 2b).........   68,295,826
Dividend receivable......           --
Receivable for units sold           --
                            ----------
    Total assets.........   68,295,826
                            ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        3,227
Payable for units
 withdrawn...............       26,419
                            ----------
    Total liabilities....       29,646
                            ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   64,817,215
 Variable annuity
   contract owners in
   the annuitization
   period................    3,448,965
                            ----------
    Net assets...........   68,266,180
                            ==========
Investments in
 securities at cost......   72,496,972
                            ==========
Shares outstanding.......    6,573,227
                            ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                              ----------------------------------------------




                              VP INCOME &      VP
                                GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                                FUND --      FUND --      FUND --   FUND --
                                CLASS I      CLASS I      CLASS I   CLASS I
                              ----------- ------------- ----------- --------
ASSETS:
Investments at fair
  value (note 2b)............   $93,544      827,465      338,356    91,113
Dividend receivable..........        --           --           --        --
Receivable for units sold....        --           --           --        --
                                -------      -------      -------    ------
       Total assets..........    93,544      827,465      338,356    91,113
                                -------      -------      -------    ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         4           41           18         3
Payable for units
  withdrawn..................        --        4,995            2       897
                                -------      -------      -------    ------
       Total liabilities.....         4        5,036           20       900
                                -------      -------      -------    ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    93,540      644,100      247,369    90,213
   Variable annuity
     contract owners in
     the annuitization
     period..................        --      178,329       90,967        --
                                -------      -------      -------    ------
       Net assets............   $93,540      822,429      338,336    90,213
                                =======      =======      =======    ======
Investments in
  securities at cost.........   $61,001      721,593      317,321    65,251
                                =======      =======      =======    ======
Shares outstanding...........     9,253       82,912       20,977     9,683
                                =======      =======      =======    ======

                                        BLACKROCK VARIABLE SERIES FUNDS, INC.            COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                              ---------------------------------------------------------- -----------------------------------------
                                                                                                                COLUMBIA
                                                                                           COLUMBIA             VARIABLE
                                                  BLACKROCK     BLACKROCK    BLACKROCK     VARIABLE           PORTFOLIO --
                                 BLACKROCK         GLOBAL       LARGE CAP      VALUE     PORTFOLIO --            MARSICO
                              BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES   MARSICO            INTERNATIONAL
                                  FUND --          FUND --       FUND --   V.I. FUND --     GROWTH            OPPORTUNITIES
                                 CLASS III        CLASS III     CLASS III    CLASS III     FUND --               FUND --
                                   SHARES          SHARES        SHARES       SHARES       CLASS 1               CLASS 2
                              ---------------- --------------- ----------- ------------- ------------         -------------
ASSETS:
Investments at fair
  value (note 2b)............    13,126,475      379,560,619    4,216,012    6,966,608    24,532,218           44,087,065
Dividend receivable..........            --               --           --           --            --                   --
Receivable for units sold....         8,296               --           --           --            --                   --
                                 ----------      -----------    ---------    ---------    ----------           ----------
       Total assets..........    13,134,771      379,560,619    4,216,012    6,966,608    24,532,218           44,087,065
                                 ----------      -----------    ---------    ---------    ----------           ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......           569           19,352          182          304         1,054                2,032
Payable for units
  withdrawn..................            --           95,617        1,158        2,296        39,570                2,579
                                 ----------      -----------    ---------    ---------    ----------           ----------
       Total liabilities.....           569          114,969        1,340        2,600        40,624                4,611
                                 ----------      -----------    ---------    ---------    ----------           ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    13,134,202      353,109,077    4,214,672    6,955,680    24,491,594           42,797,395
   Variable annuity
     contract owners in
     the annuitization
     period..................            --       26,336,573           --        8,328            --            1,285,059
                                 ----------      -----------    ---------    ---------    ----------           ----------
       Net assets............    13,134,202      379,445,650    4,214,672    6,964,008    24,491,594           44,082,454
                                 ==========      ===========    =========    =========    ==========           ==========
Investments in
  securities at cost.........    11,038,535      372,882,825    3,679,705    5,408,831    17,618,117           39,006,067
                                 ==========      ===========    =========    =========    ==========           ==========
Shares outstanding...........       804,318       26,786,212      301,359      320,599       875,838            2,503,524
                                 ==========      ===========    =========    =========    ==========           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                  DEUTSCHE          DEUTSCHE
                                  VARIABLE          VARIABLE                                                    EATON VANCE
                                  SERIES I          SERIES II                       DREYFUS                    VARIABLE TRUST
                              ---------------- ------------------- ------------------------------------------ ----------------
                                               DEUTSCHE  DEUTSCHE     DREYFUS       DREYFUS     THE DREYFUS
                              DEUTSCHE CAPITAL   LARGE   SMALL MID   INVESTMENT     VARIABLE      SOCIALLY
                                   GROWTH      CAP VALUE CAP VALUE   PORTFOLIOS    INVESTMENT   RESPONSIBLE
                                   VIP --       VIP --    VIP --    MIDCAP STOCK    FUND --        GROWTH
                                  CLASS B       CLASS B   CLASS B   PORTFOLIO --  MONEY MARKET FUND, INC. --  VT FLOATING-RATE
                                   SHARES       SHARES    SHARES   INITIAL SHARES  PORTFOLIO   INITIAL SHARES   INCOME FUND
                              ---------------- --------- --------- -------------- ------------ -------------- ----------------
ASSETS:
Investments at fair
  value (note 2b)............      $7,635       70,545    24,467      110,253      1,106,167     6,739,123       67,927,710
Dividend receivable..........          --           --        --           --             --            --          194,634
Receivable for units sold....          --           --        --           --         67,590            --               --
                                   ------       ------    ------      -------      ---------     ---------       ----------
       Total assets..........       7,635       70,545    24,467      110,253      1,173,757     6,739,123       68,122,344
                                   ------       ------    ------      -------      ---------     ---------       ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          --            3         1            4             51           295            3,159
Payable for units
  withdrawn..................           1           --         1           --             --           228           24,120
                                   ------       ------    ------      -------      ---------     ---------       ----------
       Total liabilities.....           1            3         2            4             51           523           27,279
                                   ------       ------    ------      -------      ---------     ---------       ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................       7,634       70,542    24,465      110,249      1,173,706     6,373,933       65,292,862
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           --        --           --             --       364,667        2,802,203
                                   ------       ------    ------      -------      ---------     ---------       ----------
       Net assets............      $7,634       70,542    24,465      110,249      1,173,706     6,738,600       68,095,065
                                   ======       ======    ======      =======      =========     =========       ==========
Investments in
  securities at cost.........      $5,409       51,345    17,677       74,866      1,106,167     4,815,619       69,489,801
                                   ======       ======    ======      =======      =========     =========       ==========
Shares outstanding...........         256        4,054     1,377        4,787      1,106,167       146,598        7,391,481
                                   ======       ======    ======      =======      =========     =========       ==========


                                       FEDERATED INSURANCE SERIES
                              --------------------------------------------

                              FEDERATED HIGH
                               INCOME BOND   FEDERATED HIGH   FEDERATED
                                FUND II --    INCOME BOND      KAUFMANN
                                 PRIMARY       FUND II --     FUND II --
                                  SHARES     SERVICE SHARES SERVICE SHARES
                              -------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............   15,876,326     26,544,983     21,910,324
Dividend receivable..........           --             --             --
Receivable for units sold....          457             --             --
                                ----------     ----------     ----------
       Total assets..........   15,876,783     26,544,983     21,910,324
                                ----------     ----------     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          635          1,112            924
Payable for units
  withdrawn..................           --          2,110         66,341
                                ----------     ----------     ----------
       Total liabilities.....          635          3,222         67,265
                                ----------     ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   15,848,329     26,496,703     21,818,933
   Variable annuity
     contract owners in
     the annuitization
     period..................       27,819         45,058         24,126
                                ----------     ----------     ----------
       Net assets............   15,876,148     26,541,761     21,843,059
                                ==========     ==========     ==========
Investments in
  securities at cost.........   15,547,063     25,866,233     16,611,660
                                ==========     ==========     ==========
Shares outstanding...........    2,297,587      3,863,899      1,191,426
                                ==========     ==========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                               FEDERATED INSURANCE
                               SERIES (CONTINUED)
                              --------------------- ---------------------------
                              FEDERATED
                               MANAGED                              VIP ASSET
                              TAIL RISK  FEDERATED    VIP ASSET    MANAGER/SM/
                              FUND II --  MANAGED     MANAGER/SM   PORTFOLIO --
                               PRIMARY   VOLATILITY /PORTFOLIO --    SERVICE
                                SHARES    FUND II   INITIAL CLASS    CLASS 2
                              ---------- ---------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,599,149 8,656,855    56,261,909    10,985,393
Dividend receivable..........         --        --            --            --
Receivable for units sold....        616       579            --            --
                              ---------- ---------    ----------    ----------
       Total assets..........  7,599,765 8,657,434    56,261,909    10,985,393
                              ---------- ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        304       344         1,896           545
Payable for units
  withdrawn..................         --        --        13,796             1
                              ---------- ---------    ----------    ----------
       Total liabilities.....        304       344        15,692           546
                              ---------- ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,539,318 8,592,948    56,022,754    10,909,484
   Variable annuity
     contract owners in
     the annuitization
     period..................     60,143    64,142       223,463        75,363
                              ---------- ---------    ----------    ----------
       Net assets............ $7,599,461 8,657,090    56,246,217    10,984,847
                              ========== =========    ==========    ==========
Investments in
  securities at cost......... $8,063,286 7,804,768    48,386,945     9,335,092
                              ========== =========    ==========    ==========
Shares outstanding...........  1,369,216   822,114     3,280,578       652,727
                              ========== =========    ==========    ==========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              ---------------------------------------------------------------------------------
                                                                       VIP DYNAMIC                    VIP
                                  VIP                         VIP        CAPITAL         VIP        EQUITY-
                                BALANCED        VIP      CONTRAFUND(R) APPRECIATION    EQUITY-       INCOME
                              PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                                SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                                CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                              ------------ ------------- ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  75,576,792   130,502,587   254,238,664   3,018,685    102,623,086  125,054,429
Dividend receivable..........          --            --            --          --             --           --
Receivable for units sold....          --            --            --          --             --           --
                               ----------   -----------   -----------   ---------    -----------  -----------
       Total assets..........  75,576,792   130,502,587   254,238,664   3,018,685    102,623,086  125,054,429
                               ----------   -----------   -----------   ---------    -----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       3,916         5,173        11,662         129          3,939        5,728
Payable for units
  withdrawn..................      10,370        47,987       198,024          51         64,756       21,745
                               ----------   -----------   -----------   ---------    -----------  -----------
       Total liabilities.....      14,286        53,160       209,686         180         68,695       27,473
                               ----------   -----------   -----------   ---------    -----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  71,439,175   130,224,657   246,070,655   3,018,505    102,320,348  121,709,753
   Variable annuity
     contract owners in
     the annuitization
     period..................   4,123,331       224,770     7,958,323          --        234,043    3,317,203
                               ----------   -----------   -----------   ---------    -----------  -----------
       Net assets............  75,562,506   130,449,427   254,028,978   3,018,505    102,554,391  125,026,956
                               ==========   ===========   ===========   =========    ===========  ===========
Investments in
  securities at cost.........  68,652,132    87,930,326   176,488,820   2,328,617     90,402,311  107,366,786
                               ==========   ===========   ===========   =========    ===========  ===========
Shares outstanding...........   4,550,078     3,493,110     6,927,484     227,482      4,228,392    5,247,773
                               ==========   ===========   ===========   =========    ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              --------------------------------------------------------------------------------- ------------
                                                VIP                         VIP                                     VIP
                                   VIP        GROWTH &        VIP         GROWTH                       VIP         GROWTH
                                GROWTH &       INCOME       GROWTH     OPPORTUNITIES      VIP         GROWTH       STOCK
                                 INCOME     PORTFOLIO -- OPPORTUNITIES PORTFOLIO --     GROWTH     PORTFOLIO -- PORTFOLIO --
                              PORTFOLIO --    SERVICE    PORTFOLIO --     SERVICE    PORTFOLIO --    SERVICE      SERVICE
                              INITIAL CLASS   CLASS 2    INITIAL CLASS    CLASS 2    INITIAL CLASS   CLASS 2      CLASS 2
                              ------------- ------------ ------------- ------------- ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $25,428,328   18,028,260   11,041,819    26,091,989    65,299,201    24,976,387   36,805,871
Dividend receivable..........           --           --           --            --            --            --           --
Receivable for units sold....           --           --           --            --            --            --           --
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
       Total assets..........   25,428,328   18,028,260   11,041,819    26,091,989    65,299,201    24,976,387   36,805,871
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        1,011          780          440         1,240         2,449         1,067        1,767
Payable for units
  withdrawn..................           39        2,244       32,313        12,039         1,063        23,750       16,943
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
       Total liabilities.....        1,050        3,024       32,753        13,279         3,512        24,817       18,710
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   25,351,398   18,025,236   10,966,654    24,784,731    65,245,775    24,951,570   34,850,803
   Variable annuity
     contract owners in
     the annuitization
     period..................       75,880           --       42,412     1,293,979        49,914            --    1,936,358
                               -----------   ----------   ----------    ----------    ----------    ----------   ----------
       Net assets............  $25,427,278   18,025,236   11,009,066    26,078,710    65,295,689    24,951,570   36,787,161
                               ===========   ==========   ==========    ==========    ==========    ==========   ==========
Investments in
  securities at cost.........  $17,137,319   12,618,618    6,380,518    17,366,144    36,941,605    16,399,209   29,590,225
                               ===========   ==========   ==========    ==========    ==========    ==========   ==========
Shares outstanding...........    1,223,692      882,441      329,508       785,903     1,028,658       397,713    1,887,481
                               ===========   ==========   ==========    ==========    ==========    ==========   ==========

                              ------------ ------------- ------------
                                  VIP
                               INVESTMENT                    VIP
                               GRADE BOND       VIP        MID CAP
                              PORTFOLIO --    MID CAP    PORTFOLIO --
                                SERVICE    PORTFOLIO --    SERVICE
                                CLASS 2    INITIAL CLASS   CLASS 2
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  99,023,384     24,746     178,839,979
Dividend receivable..........          --         --              --
Receivable for units sold....          --         --              --
                              -----------     ------     -----------
       Total assets..........  99,023,384     24,746     178,839,979
                              -----------     ------     -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       4,663          1           8,070
Payable for units
  withdrawn..................      42,011        158          50,499
                              -----------     ------     -----------
       Total liabilities.....      46,674        159          58,569
                              -----------     ------     -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  94,457,584     24,587     174,013,792
   Variable annuity
     contract owners in
     the annuitization
     period..................   4,519,126         --       4,767,618
                              -----------     ------     -----------
       Net assets............  98,976,710     24,587     178,781,410
                              ===========     ======     ===========
Investments in
  securities at cost......... 100,987,212     20,012     150,839,389
                              ===========     ======     ===========
Shares outstanding...........   7,915,538        657       4,854,505
                              ===========     ======     ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                            FIDELITY(R) VARIABLE
                             INSURANCE PRODUCTS
                              FUND (CONTINUED)
                          ------------------------- --------------------------------
                                           VIP
                              VIP         VALUE         FRANKLIN
                            OVERSEAS    STRATEGIES      FOUNDING
                          PORTFOLIO -- PORTFOLIO -- FUNDS ALLOCATION FRANKLIN INCOME
                            INITIAL      SERVICE      VIP FUND --      VIP FUND --
                             CLASS       CLASS 2     CLASS 2 SHARES  CLASS 2 SHARES
                          ------------ ------------ ---------------- ---------------
ASSETS:
Investments at fair
 value (note 2b)......... $20,926,703   8,128,976      97,690,876      443,628,707
Dividend receivable......          --          --              --               --
Receivable for units sold          --          24              --               --
                          -----------   ---------      ----------      -----------
    Total assets.........  20,926,703   8,129,000      97,690,876      443,628,707
                          -----------   ---------      ----------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         784         340           5,132           24,305
Payable for units
 withdrawn...............       2,713          --           1,090          300,069
                          -----------   ---------      ----------      -----------
    Total liabilities....       3,497         340           6,222          324,374
                          -----------   ---------      ----------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  20,848,346   8,128,660      85,983,575      413,971,642
 Variable annuity
   contract owners in
   the
   annuitization period..      74,860          --      11,701,079       29,332,691
                          -----------   ---------      ----------      -----------
    Net assets........... $20,923,206   8,128,660      97,684,654      443,304,333
                          ===========   =========      ==========      ===========
Investments in
 securities at cost...... $19,143,110   6,378,213      99,197,439      419,560,565
                          ===========   =========      ==========      ===========
Shares outstanding.......   1,119,075     532,001      13,165,886       27,726,794
                          ===========   =========      ==========      ===========


                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------------------------------------------------------------------------


                          FRANKLIN LARGE    FRANKLIN      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                            CAP GROWTH   MUTUAL SHARES     FOREIGN        FOREIGN      GLOBAL BOND       GROWTH
                           VIP FUND --    VIP FUND --    VIP FUND --    VIP FUND --    VIP FUND --    VIP FUND --
                          CLASS 2 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2b).........    270,710       19,994,885     8,967,735      1,347,040      9,653,937      11,839,304
Dividend receivable......         --               --            --             --             --              --
Receivable for units sold         --               --        10,559             --             --              --
                             -------       ----------     ---------      ---------      ---------      ----------
    Total assets.........    270,710       19,994,885     8,978,294      1,347,040      9,653,937      11,839,304
                             -------       ----------     ---------      ---------      ---------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         11              855           356             67            356             510
Payable for units
 withdrawn...............      4,848            3,386            --          5,094            126          36,446
                             -------       ----------     ---------      ---------      ---------      ----------
    Total liabilities....      4,859            4,241           356          5,161            482          36,956
                             -------       ----------     ---------      ---------      ---------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    265,851       19,853,937     8,977,938      1,027,097      9,651,457      11,530,749
 Variable annuity
   contract owners in
   the
   annuitization period..         --          136,707            --        314,782          1,998         271,599
                             -------       ----------     ---------      ---------      ---------      ----------
    Net assets...........    265,851       19,990,644     8,977,938      1,341,879      9,653,455      11,802,348
                             =======       ==========     =========      =========      =========      ==========
Investments in
 securities at cost......    189,371       14,129,835     8,617,366      1,297,569      9,425,299      10,100,827
                             =======       ==========     =========      =========      =========      ==========
Shares outstanding.......     11,801          884,729       584,598         89,504        520,147         810,356
                             =======       ==========     =========      =========      =========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014





                                                                          GE INVESTMENTS FUNDS, INC.
                              -----------------------------------------------------------------------------------------

                                                          PREMIER
                              CORE VALUE                  GROWTH    REAL ESTATE
                                EQUITY                    EQUITY    SECURITIES                SMALL-CAP    TOTAL RETURN
                               FUND --    INCOME FUND --  FUND --     FUND --   S&P 500(R)  EQUITY FUND --   FUND --
                               CLASS 1       CLASS 1      CLASS 1     CLASS 1     INDEX        CLASS 1       CLASS 1
                                SHARES        SHARES      SHARES      SHARES       FUND         SHARES        SHARES
                              ----------- -------------- ---------- ----------- ----------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $14,780,709   28,535,392   33,794,666 73,717,939  165,536,156   37,583,305   923,265,387
Dividend receivable..........          --           --           --         --           --           --            --
Receivable for units sold....         579          941           --         --           --           --            --
                              -----------   ----------   ---------- ----------  -----------   ----------   -----------
       Total assets..........  14,781,288   28,536,333   33,794,666 73,717,939  165,536,156   37,583,305   923,265,387
                              -----------   ----------   ---------- ----------  -----------   ----------   -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         635        1,168        1,424      3,219        6,828        1,601        42,114
Payable for units
  withdrawn..................          --           --       35,674     22,348       31,685       35,280       318,988
                              -----------   ----------   ---------- ----------  -----------   ----------   -----------
       Total liabilities.....         635        1,168       37,098     25,567       38,513       36,881       361,102
                              -----------   ----------   ---------- ----------  -----------   ----------   -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  14,780,389   28,525,255   33,632,130 72,381,697  165,384,245   37,543,974   714,694,745
   Variable annuity
     contract owners in
     the annuitization
     period..................         264        9,910      125,438  1,310,675      113,398        2,450   208,209,540
                              -----------   ----------   ---------- ----------  -----------   ----------   -----------
       Net assets............ $14,780,653   28,535,165   33,757,568 73,692,372  165,497,643   37,546,424   922,904,285
                              ===========   ==========   ========== ==========  ===========   ==========   ===========
Investments in
  securities at cost......... $12,970,562   28,659,894   24,792,762 65,688,101  106,037,571   34,582,242   835,996,021
                              ===========   ==========   ========== ==========  ===========   ==========   ===========
Shares outstanding...........   1,340,046    2,468,460      317,083  5,001,217    4,522,846    2,611,765    49,083,753
                              ===========   ==========   ========== ==========  ===========   ==========   ===========

                                                          GOLDMAN
                                                           SACHS
                                                         VARIABLE
                                                         INSURANCE
                                                           TRUST
                              --------------------------------------
                                                          GOLDMAN
                                                           SACHS
                                                         LARGE CAP
                              TOTAL RETURN U.S. EQUITY     VALUE
                                FUND --      FUND --      FUND --
                                CLASS 3      CLASS 1   INSTITUTIONAL
                                 SHARES      SHARES       SHARES
                              ------------ ----------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ 883,589,800  30,276,793   10,331,356
Dividend receivable..........          --          --           --
Receivable for units sold....          --          --           --
                              -----------  ----------   ----------
       Total assets.......... 883,589,800  30,276,793   10,331,356
                              -----------  ----------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......      47,094       1,276          416
Payable for units
  withdrawn..................     255,355       2,905          139
                              -----------  ----------   ----------
       Total liabilities.....     302,449       4,181          555
                              -----------  ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 828,813,996  29,998,468   10,330,801
   Variable annuity
     contract owners in
     the annuitization
     period..................  54,473,355     274,144           --
                              -----------  ----------   ----------
       Net assets............ 883,287,351  30,272,612   10,330,801
                              ===========  ==========   ==========
Investments in
  securities at cost......... 795,136,649  21,909,676   10,059,074
                              ===========  ==========   ==========
Shares outstanding...........  47,124,789     625,037      907,055
                              ===========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                GOLDMAN SACHS VARIABLE
                              INSURANCE TRUST (CONTINUED)                                         JPMORGAN INSURANCE TRUST
                              --------------------------  -----------------------------------------------------------------
                                                                                      JPMORGAN      JPMORGAN     JPMORGAN
                                                            JPMORGAN     JPMORGAN     INSURANCE    INSURANCE    INSURANCE
                                GOLDMAN       GOLDMAN      INSURANCE    INSURANCE       TRUST        TRUST        TRUST
                                 SACHS      SACHS MONEY      TRUST        TRUST     INTERNATIONAL   INTREPID     INTREPID
                                MID CAP    MARKET FUND --  CORE BOND   EQUITY INDEX    EQUITY        GROWTH      MID CAP
                                 VALUE        SERVICE     PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                 FUND          SHARES       CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                              -----------  -------------- ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $59,991,198   158,621,675    3,214,006        --           --            --        439,227
Dividend receivable..........          --           818           --        --           --            --             --
Receivable for units sold....          --            --           --        --           --            --             --
                              -----------   -----------    ---------        --           --            --        -------
       Total assets..........  59,991,198   158,622,493    3,214,006        --           --            --        439,227
                              -----------   -----------    ---------        --           --            --        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       2,461         6,841          156        --           --            --             23
Payable for units
  withdrawn..................       5,492       447,758       34,363        --           --            --             57
                              -----------   -----------    ---------        --           --            --        -------
       Total liabilities.....       7,953       454,599       34,519        --           --            --             80
                              -----------   -----------    ---------        --           --            --        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  59,920,817   158,000,224    2,452,883        --           --            --        300,591
   Variable annuity
     contract owners in
     the annuitization
     period..................      62,428       167,670      726,604        --           --            --        138,556
                              -----------   -----------    ---------        --           --            --        -------
       Net assets............ $59,983,245   158,167,894    3,179,487        --           --            --        439,147
                              ===========   ===========    =========        ==           ==            ==        =======
Investments in
  securities at cost......... $52,275,923   158,621,675    3,194,775        --           --            --        303,572
                              ===========   ===========    =========        ==           ==            ==        =======
Shares outstanding...........   3,441,836   158,621,675      287,221        --           --            --         18,075
                              ===========   ===========    =========        ==           ==            ==        =======


                              ---------------------------------------
                                JPMORGAN     JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE    INSURANCE
                                 TRUST        TRUST        TRUST
                                MID CAP      MID CAP     SMALL CAP
                                 GROWTH       VALUE         CORE
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............      --        107,756       7,933
Dividend receivable..........      --             --          --
Receivable for units sold....      --             --          --
                                   --        -------       -----
       Total assets..........      --        107,756       7,933
                                   --        -------       -----
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......      --              5          --
Payable for units
  withdrawn..................      --              1          --
                                   --        -------       -----
       Total liabilities.....      --              6          --
                                   --        -------       -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      --        107,750       7,933
   Variable annuity
     contract owners in
     the annuitization
     period..................      --             --          --
                                   --        -------       -----
       Net assets............      --        107,750       7,933
                                   ==        =======       =====
Investments in
  securities at cost.........      --         56,405       4,555
                                   ==        =======       =====
Shares outstanding...........      --          9,444         330
                                   ==        =======       =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                JPMORGAN
                               INSURANCE
                                 TRUST
                              (CONTINUED)                                                     JANUS ASPEN SERIES
                              ------------ ---------------------------------------------------------------------------------
                                JPMORGAN
                               INSURANCE                                                           FLEXIBLE
                               TRUST U.S.    BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                                 EQUITY    PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                                CLASS 1       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                              ------------ ------------- ------------ ------------- ------------ ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  $1,293,851   93,411,668   132,974,589   51,559,373    4,893,109    18,250,279    38,912,320
Dividend receivable..........          --           --            --           --           --            --            --
Receivable for units sold....          --           --            --           --           15            --            --
                               ----------   ----------   -----------   ----------    ---------    ----------    ----------
       Total assets..........   1,293,851   93,411,668   132,974,589   51,559,373    4,893,124    18,250,279    38,912,320
                               ----------   ----------   -----------   ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          68        3,676         6,511        2,044          209           710         1,583
Payable for units
  withdrawn..................          67       71,378         8,046        1,929           --         2,783        58,214
                               ----------   ----------   -----------   ----------    ---------    ----------    ----------
       Total liabilities.....         135       75,054        14,557        3,973          209         3,493        59,797
                               ----------   ----------   -----------   ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     880,963   93,188,207   127,237,285   51,478,744    4,892,915    18,246,786    38,598,200
   Variable annuity
     contract owners in
     the annuitization
     period..................     412,753      148,407     5,722,747       76,656           --            --       254,323
                               ----------   ----------   -----------   ----------    ---------    ----------    ----------
       Net assets............  $1,293,716   93,336,614   132,960,032   51,555,400    4,892,915    18,246,786    38,852,523
                               ==========   ==========   ===========   ==========    =========    ==========    ==========
Investments in
  securities at cost.........  $  788,389   76,876,321   112,682,882   28,533,218    2,748,024    18,673,766    31,132,460
                               ==========   ==========   ===========   ==========    =========    ==========    ==========
Shares outstanding...........      48,368    2,972,054     4,033,200      834,834       82,570     1,523,396       966,286
                               ==========   ==========   ===========   ==========    =========    ==========    ==========




                              ----------------------------------------

                                              GLOBAL        GLOBAL
                                 FORTY       RESEARCH      RESEARCH
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES
                              ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  47,692,054   52,725,834    4,619,183
Dividend receivable..........          --           --           --
Receivable for units sold....          --           --          222
                               ----------   ----------    ---------
       Total assets..........  47,692,054   52,725,834    4,619,405
                               ----------   ----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       2,233        2,033          199
Payable for units
  withdrawn..................      54,440       17,421           --
                               ----------   ----------    ---------
       Total liabilities.....      56,673       19,454          199
                               ----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  45,693,169   52,593,851    4,619,206
   Variable annuity
     contract owners in
     the annuitization
     period..................   1,942,212      112,529           --
                               ----------   ----------    ---------
       Net assets............  47,635,381   52,706,380    4,619,206
                               ==========   ==========    =========
Investments in
  securities at cost.........  42,918,517   38,195,177    3,204,251
                               ==========   ==========    =========
Shares outstanding...........   1,216,324    1,272,035      113,299
                               ==========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                                JANUS ASPEN SERIES (CONTINUED)
                              ------------------------------------------------------------------

                                 GLOBAL
                               TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES       SHARES        SHARES
                              ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $6,404,450   51,767,572    4,353,713    32,623,735    4,515,339
Dividend receivable..........          --           --           --            --           --
Receivable for units sold....          --           --           --            --           --
                               ----------   ----------    ---------    ----------    ---------
       Total assets..........   6,404,450   51,767,572    4,353,713    32,623,735    4,515,339
                               ----------   ----------    ---------    ----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         260        2,023          187         1,296          190
Payable for units
  withdrawn..................          19       36,424          412        33,940            9
                               ----------   ----------    ---------    ----------    ---------
       Total liabilities.....         279       38,447          599        35,236          199
                               ----------   ----------    ---------    ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   6,404,171   51,651,867    4,353,114    32,497,850    4,515,140
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       77,258           --        90,649           --
                               ----------   ----------    ---------    ----------    ---------
       Net assets............  $6,404,171   51,729,125    4,353,114    32,588,499    4,515,140
                               ==========   ==========    =========    ==========    =========
Investments in
  securities at cost.........  $4,143,195   32,836,668    2,626,078    40,133,207    4,425,485
                               ==========   ==========    =========    ==========    =========
Shares outstanding...........     748,183    1,447,639      123,650     1,001,957      143,117
                               ==========   ==========    =========    ==========    =========

                                         LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                              ----------------------------------------------------------------
                              CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                               AGGRESSIVE    ALL CAP       EQUITY       EQUITY     LARGE CAP
                                 GROWTH       VALUE        INCOME       INCOME       VALUE
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS II     CLASS I      CLASS I      CLASS II     CLASS I
                              ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  33,344,855       --       6,144,435    7,671,915    26,733,447
Dividend receivable..........          --       --              --           --            --
Receivable for units sold....          --       --          25,000           --           124
                               ----------       --       ---------    ---------    ----------
       Total assets..........  33,344,855       --       6,169,435    7,671,915    26,733,571
                               ----------       --       ---------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       1,451       --             252          421         1,122
Payable for units
  withdrawn..................         163       --              --          456            --
                               ----------       --       ---------    ---------    ----------
       Total liabilities.....       1,614       --             252          877         1,122
                               ----------       --       ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  33,343,241       --       6,163,785    7,337,188    26,719,532
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       --           5,398      333,850        12,917
                               ----------       --       ---------    ---------    ----------
       Net assets............  33,343,241       --       6,169,183    7,671,038    26,732,449
                               ==========       ==       =========    =========    ==========
Investments in
  securities at cost.........  30,782,089       --       4,677,519    5,741,738    25,159,537
                               ==========       ==       =========    =========    ==========
Shares outstanding...........   1,121,967       --         384,749      478,896     1,373,058
                               ==========       ==       =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                               LEGG MASON
                                PARTNERS
                                VARIABLE
                              INCOME TRUST                       MFS(R) VARIABLE INSURANCE TRUST
                              ------------ ---------------------------------------------------------------------------
                                WESTERN
                                 ASSET        MFS(R)
                                VARIABLE     INVESTORS   MFS(R) INVESTORS  MFS(R) NEW   MFS(R) TOTAL
                               STRATEGIC   GROWTH STOCK       TRUST         DISCOVERY      RETURN     MFS(R) UTILITIES
                                  BOND       SERIES --      SERIES --       SERIES --     SERIES --      SERIES --
                              PORTFOLIO -- SERVICE CLASS  SERVICE CLASS   SERVICE CLASS SERVICE CLASS  SERVICE CLASS
                                CLASS I       SHARES          SHARES         SHARES        SHARES          SHARES
                              ------------ ------------- ---------------- ------------- ------------- ----------------
ASSETS:
Investments at fair
  value (note 2b)............     $--        8,996,764      6,893,796      17,852,687    55,666,602      23,852,623
Dividend receivable..........      --               --             --              --            --              --
Receivable for units sold....      --            3,569             --             620            --              15
                                  ---        ---------      ---------      ----------    ----------      ----------
       Total assets..........      --        9,000,333      6,893,796      17,853,307    55,666,602      23,852,638
                                  ---        ---------      ---------      ----------    ----------      ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......      --              390            296             749         2,933           1,024
Payable for units
  withdrawn..................      --               --         30,868              --         4,943              --
                                  ---        ---------      ---------      ----------    ----------      ----------
       Total liabilities.....      --              390         31,164             749         7,876           1,024
                                  ---        ---------      ---------      ----------    ----------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      --        8,999,943      6,855,570      17,852,558    53,267,035      23,772,106
   Variable annuity
     contract owners in
     the annuitization
     period..................      --               --          7,062              --     2,391,691          79,508
                                  ---        ---------      ---------      ----------    ----------      ----------
       Net assets............     $--        8,999,943      6,862,632      17,852,558    55,658,726      23,851,614
                                  ===        =========      =========      ==========    ==========      ==========
Investments in
  securities at cost.........     $--        5,805,980      4,296,997      18,355,186    44,826,333      18,593,112
                                  ===        =========      =========      ==========    ==========      ==========
Shares outstanding...........      --          575,609        228,802       1,166,842     2,324,284         712,444
                                  ===        =========      =========      ==========    ==========      ==========

                              MFS(R) VARIABLE
                                 INSURANCE
                                  TRUST II      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              ---------------- -------------------------------------

                                               OPPENHEIMER  OPPENHEIMER  OPPENHEIMER
                              MFS(R) STRATEGIC   CAPITAL      CAPITAL      CAPITAL
                                   INCOME      APPRECIATION APPRECIATION   INCOME
                                PORTFOLIO --    FUND/VA --   FUND/VA --  FUND/VA --
                               SERVICE CLASS   NON-SERVICE    SERVICE    NON-SERVICE
                                   SHARES         SHARES       SHARES      SHARES
                              ---------------- ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............      28,041       36,970,276   6,527,499   13,517,630
Dividend receivable..........          --               --          --           --
Receivable for units sold....          --               --          --           --
                                   ------       ----------   ---------   ----------
       Total assets..........      28,041       36,970,276   6,527,499   13,517,630
                                   ------       ----------   ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......           1            1,432         276          506
Payable for units
  withdrawn..................          --            1,059      20,871        4,370
                                   ------       ----------   ---------   ----------
       Total liabilities.....           1            2,491      21,147        4,876
                                   ------       ----------   ---------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      28,040       36,883,338   6,506,352   13,509,770
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           84,447          --        2,984
                                   ------       ----------   ---------   ----------
       Net assets............      28,040       36,967,785   6,506,352   13,512,754
                                   ======       ==========   =========   ==========
Investments in
  securities at cost.........      28,227       21,829,476   4,078,927   12,908,316
                                   ======       ==========   =========   ==========
Shares outstanding...........       2,827          569,913     101,516      921,447
                                   ======       ==========   =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014


                                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                              ---------------------------------------------------------------------------------------------
                                                                                                    OPPENHEIMER
                                                          OPPENHEIMER   OPPENHEIMER                   GLOBAL
                               OPPENHEIMER   OPPENHEIMER DISCOVERY MID DISCOVERY MID                 STRATEGIC  OPPENHEIMER
                              CAPITAL INCOME  CORE BOND   CAP GROWTH    CAP GROWTH    OPPENHEIMER     INCOME    MAIN STREET
                                FUND/VA --   FUND/VA --   FUND/VA --    FUND/VA --       GLOBAL     FUND/VA --  FUND/VA --
                                 SERVICE     NON-SERVICE  NON-SERVICE     SERVICE      FUND/VA --   NON-SERVICE   SERVICE
                                  SHARES       SHARES       SHARES        SHARES     SERVICE SHARES   SHARES      SHARES
                              -------------- ----------- ------------- ------------- -------------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  $25,911,343   13,216,583   26,706,295     3,124,754    108,139,593    4,751,694  99,870,148
Dividend receivable..........           --           --           --            --             --           --          --
Receivable for units sold....           --        1,177           --            --             --           --          --
                               -----------   ----------   ----------     ---------    -----------    ---------  ----------
       Total assets..........   25,911,343   13,217,760   26,706,295     3,124,754    108,139,593    4,751,694  99,870,148
                               -----------   ----------   ----------     ---------    -----------    ---------  ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        1,391          517          999           134          4,848          183       4,679
Payable for units
  withdrawn..................        2,883           --          723         1,852         67,240          819      31,835
                               -----------   ----------   ----------     ---------    -----------    ---------  ----------
       Total liabilities.....        4,274          517        1,722         1,986         72,088        1,002      36,514
                               -----------   ----------   ----------     ---------    -----------    ---------  ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   24,408,663   13,162,074   26,552,369     3,122,768    105,519,810    4,708,734  95,829,789
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,498,406       55,169      152,204            --      2,547,695       41,958   4,003,845
                               -----------   ----------   ----------     ---------    -----------    ---------  ----------
       Net assets............  $25,907,069   13,217,243   26,704,573     3,122,768    108,067,505    4,750,692  99,833,634
                               ===========   ==========   ==========     =========    ===========    =========  ==========
Investments in
  securities at cost.........  $22,939,156   14,398,687   16,293,501     2,198,967     84,690,875    4,963,162  58,154,904
                               ===========   ==========   ==========     =========    ===========    =========  ==========
Shares outstanding...........    1,788,222    1,660,375      338,826        41,002      2,765,011      896,546   2,996,404
                               ===========   ==========   ==========     =========    ===========    =========  ==========

                                              PIMCO VARIABLE INSURANCE
                                                       TRUST
                              ------------------------------------------
                                                           FOREIGN BOND
                               OPPENHEIMER                  PORTFOLIO
                               MAIN STREET                 (U.S. DOLLAR
                                SMALL CAP     ALL ASSET     HEDGED) --
                              FUND(R)/VA -- PORTFOLIO --  ADMINISTRATIVE
                                 SERVICE    ADVISOR CLASS     CLASS
                                 SHARES        SHARES         SHARES
                              ------------- ------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............  74,122,625    10,890,591     4,042,074
Dividend receivable..........          --            --         9,628
Receivable for units sold....          --            --           188
                               ----------    ----------     ---------
       Total assets..........  74,122,625    10,890,591     4,051,890
                               ----------    ----------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       3,441           462           173
Payable for units
  withdrawn..................      37,739             3            --
                               ----------    ----------     ---------
       Total liabilities.....      41,180           465           173
                               ----------    ----------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  71,178,434    10,890,126     4,051,717
   Variable annuity
     contract owners in
     the annuitization
     period..................   2,903,011            --            --
                               ----------    ----------     ---------
       Net assets............  74,081,445    10,890,126     4,051,717
                               ==========    ==========     =========
Investments in
  securities at cost.........  52,662,144    11,657,825     3,816,988
                               ==========    ==========     =========
Shares outstanding...........   2,822,644     1,040,171       370,833
                               ==========    ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                                                                             RYDEX
                                                                                           VARIABLE
                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)             TRUST      THE ALGER PORTFOLIOS
                              ----------------------------------------------------------- ----------- -------------------------
                                               LONG-TERM
                                                  U.S.
                                HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN              ALGER LARGE  ALGER SMALL
                               PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --               CAP GROWTH   CAP GROWTH
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO --
                                  CLASS          CLASS          CLASS          CLASS       NASDAQ --   CLASS I-2    CLASS I-2
                                  SHARES         SHARES         SHARES         SHARES     100(R) FUND    SHARES       SHARES
                              -------------- -------------- -------------- -------------- ----------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $83,549,422     20,870,827    184,225,166    259,685,859    5,063,234   33,344,856   24,162,154
Dividend receivable..........      427,644         44,167        290,141        599,028           --           --           --
Receivable for units sold....           --             --             --             --           --           --           --
                               -----------     ----------    -----------    -----------    ---------   ----------   ----------
       Total assets..........   83,977,066     20,914,994    184,515,307    260,284,887    5,063,234   33,344,856   24,162,154
                               -----------     ----------    -----------    -----------    ---------   ----------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        3,769            889          8,748         11,535          213        1,339          962
Payable for units
  withdrawn..................       20,825          5,352         56,664        128,516       37,535          214        7,614
                               -----------     ----------    -----------    -----------    ---------   ----------   ----------
       Total liabilities.....       24,594          6,241         65,412        140,051       37,748        1,553        8,576
                               -----------     ----------    -----------    -----------    ---------   ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   81,918,578     20,901,669    175,524,959    254,824,816    5,025,486   33,264,804   24,054,522
   Variable annuity
     contract owners in
     the annuitization
     period..................    2,033,894          7,084      8,924,936      5,320,020           --       78,499       99,056
                               -----------     ----------    -----------    -----------    ---------   ----------   ----------
       Net assets............  $83,952,472     20,908,753    184,449,895    260,144,836    5,025,486   33,343,303   24,153,578
                               ===========     ==========    ===========    ===========    =========   ==========   ==========
Investments in
  securities at cost.........  $81,139,695     20,581,553    181,985,855    257,384,985    3,422,242   25,477,527   22,083,988
                               ===========     ==========    ===========    ===========    =========   ==========   ==========
Shares outstanding...........   10,562,506      1,732,019     17,412,587     23,186,237      150,244      567,572      811,900
                               ===========     ==========    ===========    ===========    =========   ==========   ==========


                                    THE PRUDENTIAL SERIES FUND
                              --------------------------------------

                                JENNISON
                                 20/20                    NATURAL
                                 FOCUS       JENNISON    RESOURCES
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS II     CLASS II     CLASS II
                                 SHARES       SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  7,005,154    2,548,927    24,086,599
Dividend receivable..........         --           --            --
Receivable for units sold....         --           --            --
                               ---------    ---------    ----------
       Total assets..........  7,005,154    2,548,927    24,086,599
                               ---------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        301          113         1,090
Payable for units
  withdrawn..................        170          172        97,087
                               ---------    ---------    ----------
       Total liabilities.....        471          285        98,177
                               ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,004,683    2,535,815    23,337,671
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       12,827       650,751
                               ---------    ---------    ----------
       Net assets............  7,004,683    2,548,642    23,988,422
                               =========    =========    ==========
Investments in
  securities at cost.........  4,619,927    1,538,857    29,812,958
                               =========    =========    ==========
Shares outstanding...........    325,973       64,043       816,495
                               =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                                               WELLS FARGO
                                 THE PRUDENTIAL SERIES FUND     VARIABLE
                                        (CONTINUED)               TRUST
                              -------------------------------- -----------
                                                               WELLS FARGO
                              SP INTERNATIONAL  SP PRUDENTIAL   ADVANTAGE
                                   GROWTH       U.S. EMERGING   VT OMEGA
                                PORTFOLIO --       GROWTH        GROWTH
                                  CLASS II      PORTFOLIO --     FUND --
                                   SHARES      CLASS II SHARES   CLASS 2
                              ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............      $2,540          26,082       3,715,947
Dividend receivable..........          --              --              --
Receivable for units sold....          --              --              --
                                   ------          ------       ---------
       Total assets..........       2,540          26,082       3,715,947
                                   ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          --               1             155
Payable for units
  withdrawn..................          --              --              22
                                   ------          ------       ---------
       Total liabilities.....          --               1             177
                                   ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................       2,540          26,081       3,715,770
   Variable annuity
     contract owners in
     the annuitization
     period..................          --              --              --
                                   ------          ------       ---------
       Net assets............      $2,540          26,081       3,715,770
                                   ======          ======       =========
Investments in
  securities at cost.........      $3,065          14,717       3,554,292
                                   ======          ======       =========
Shares outstanding...........         436           2,302         138,191
                                   ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                         -------------------------
                                         INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN
                                          FRANCHISE    FRANCHISE
                                           FUND --      FUND --
                           CONSOLIDATED    SERIES I    SERIES II
                              TOTAL         SHARES       SHARES
                          -------------  ------------ ------------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 129,284,635       3,641          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   127,325,631     134,910      96,143
                          -------------    --------     -------
Net investment income
  (expense)..............     1,959,004    (131,269)    (96,143)
                          -------------    --------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   274,740,307     446,628     584,602
   Change in unrealized
     appreciation
     (depreciation)......  (229,104,888)    243,095     (97,613)
   Capital gain
     distributions.......   272,017,336          --          --
                          -------------    --------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   317,652,755     689,723     486,989
                          -------------    --------     -------
Increase (decrease) in
  net assets from
  operations............. $ 319,611,759     558,454     390,846
                          =============    ========     =======

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          --------------------------------------------------------------------------------------------
                                       INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                          INVESCO V.I.     CORE      EQUITY AND  GLOBAL REAL   GOVERNMENT  INTERNATIONAL   MANAGED
                            COMSTOCK      EQUITY       INCOME       ESTATE     SECURITIES     GROWTH      VOLATILITY
                            FUND --      FUND --      FUND --      FUND --      FUND --       FUND --      FUND --
                           SERIES II     SERIES I    SERIES II    SERIES II     SERIES I     SERIES II     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES       SHARES        SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- ------------
                                      YEAR ENDED DECEMBER 31, 2014
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    434,010     110,777       347,840       4,719        135          753,552        37
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    630,933     183,808       423,313       9,186         31          945,607        10
                           ---------     -------     ---------      ------        ---       ----------       ---
Net investment income
  (expense)..............   (196,923)    (73,031)      (75,473)     (4,467)       104         (192,055)       27
                           ---------     -------     ---------      ------        ---       ----------       ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  2,843,756     702,522       993,012      38,073         (2)       2,942,715         1
   Change in unrealized
     appreciation
     (depreciation)......    228,077     (13,507)     (540,231)     36,076         35       (3,446,718)      134
   Capital gain
     distributions.......         --      61,849     1,072,790          --         --               --        61
                           ---------     -------     ---------      ------        ---       ----------       ---
Net realized and
  unrealized gain (loss)
  on investments.........  3,071,833     750,864     1,525,571      74,149         33         (504,003)      196
                           ---------     -------     ---------      ------        ---       ----------       ---
Increase (decrease) in
  net assets from
  operations.............  2,874,910     677,833     1,450,098      69,682        137         (696,058)      223
                           =========     =======     =========      ======        ===       ==========       ===

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                               AIM VARIABLE INSURANCE FUNDS
                            (INVESCO VARIABLE INSURANCE FUNDS)
                                        (CONTINUED)
                          --------------------------------------  -----------------
                          INVESCO V.I.              INVESCO V.I.
                            MID CAP    INVESCO V.I.     VALUE     ALLIANCEBERNSTEIN
                             GROWTH     TECHNOLOGY  OPPORTUNITIES  BALANCED WEALTH
                            FUND --      FUND --       FUND --        STRATEGY
                            SERIES I     SERIES I     SERIES II     PORTFOLIO --
                             SHARES       SHARES       SHARES          CLASS B
                          ------------ ------------ ------------- -----------------
                                                 YEAR ENDED DECEMBER 31, 2014
                          ---------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $--           --          89,600          466,042
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....      --           12         124,249          348,883
                              ---          ---         -------       ----------
Net investment income
 (expense)...............      --          (12)        (34,649)         117,159
                              ---          ---         -------       ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      --           29         293,416          594,222
 Change in unrealized
   appreciation
   (depreciation)........      --            3         101,592       (2,716,647)
 Capital gain
   distributions.........      --          137              --        2,980,436
                              ---          ---         -------       ----------
Net realized and
 unrealized gain (loss)
 on investments..........      --          169         395,008          858,011
                              ---          ---         -------       ----------
Increase (decrease) in
 net assets from
 operations..............     $--          157         360,359          975,170
                              ===          ===         =======       ==========




                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------

                          ----------------- -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --            587,222         2,111,555                --                --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       73,182            828,761           992,603           198,945           471,638
                              --------          ---------        ----------         ---------        ----------
Net investment income
 (expense)...............      (73,182)          (241,539)        1,118,952          (198,945)         (471,638)
                              --------          ---------        ----------         ---------        ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      590,493          3,509,123           989,257         1,168,090           546,577
 Change in unrealized
   appreciation
   (depreciation)........     (268,546)           617,091        (7,251,563)          475,963        (5,127,482)
 Capital gain
   distributions.........           --                 --                --                --         4,102,209
                              --------          ---------        ----------         ---------        ----------
Net realized and
 unrealized gain (loss)
 on investments..........      321,947          4,126,214        (6,262,306)        1,644,053          (478,696)
                              --------          ---------        ----------         ---------        ----------
Increase (decrease) in
 net assets from
 operations..............      248,765          3,884,675        (5,143,354)        1,445,108          (950,334)
                              ========          =========        ==========         =========        ==========

                             AMERICAN
                             CENTURY
                             VARIABLE
                          PORTFOLIOS II,
                               INC.
                          --------------


                           VP INFLATION
                            PROTECTION
                             FUND --
                             CLASS II
                          --------------

                          ---------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     933,525
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,255,778
                            ---------
Net investment income
 (expense)...............    (322,253)
                            ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (979,929)
 Change in unrealized
   appreciation
   (depreciation)........     716,436
 Capital gain
   distributions.........   1,860,681
                            ---------
Net realized and
 unrealized gain (loss)
 on investments..........   1,597,188
                            ---------
Increase (decrease) in
 net assets from
 operations..............   1,274,935
                            =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                            AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.            BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ---------------------------------------------- ------------------------------------------------------

                                                                                           BLACKROCK
                                                                                             GLOBAL     BLACKROCK    BLACKROCK
                                                                            BLACKROCK      ALLOCATION   LARGE CAP      VALUE
                          VP INCOME &      VP                            BASIC VALUE V.I.     V.I.     GROWTH V.I. OPPORTUNITIES
                            GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE     FUND --        FUND --      FUND --    V.I. FUND--
                            FUND --      FUND --      FUND --   FUND --     CLASS III      CLASS III    CLASS III    CLASS III
                            CLASS I      CLASS I      CLASS I   CLASS I       SHARES         SHARES      SHARES       SHARES
                          ----------- ------------- ----------- -------- ---------------- -----------  ----------- -------------
                                                                            YEAR ENDED DECEMBER 31, 2014
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $1,871        14,596         214     1,342         152,047      8,567,634     14,464        8,680
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,552        15,620       1,661     1,300         209,601      7,541,751     64,533      114,401
                            ------      --------      ------     -----      ----------    -----------   --------     --------
Net investment income
  (expense)..............      319        (1,024)     (1,447)       42         (57,554)     1,025,883    (50,069)    (105,721)
                            ------      --------      ------     -----      ----------    -----------   --------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    3,018        37,507       5,210     3,164         910,786      8,752,023    218,577      704,763
   Change in unrealized
     appreciation
     (depreciation)......    6,064      (100,529)     (1,530)    6,076      (1,565,268)   (42,355,435)  (234,155)    (908,351)
   Capital gain
     distributions.......       --            --          --        --       1,742,781     33,255,693    552,233      558,788
                            ------      --------      ------     -----      ----------    -----------   --------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    9,082       (63,022)      3,680     9,240       1,088,299       (347,719)   536,655      355,200
                            ------      --------      ------     -----      ----------    -----------   --------     --------
Increase (decrease) in
  net assets from
  operations.............   $9,401       (64,046)      2,233     9,282       1,030,745        678,164    486,586      249,479
                            ======      ========      ======     =====      ==========    ===========   ========     ========

                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I
                          -------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --
                          PORTFOLIO --    MARSICO
                            MARSICO    INTERNATIONAL
                             GROWTH    OPPORTUNITIES
                            FUND --       FUND --
                            CLASS 1       CLASS 2
                          ------------ -------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      55,233       12,822
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     409,543      798,770
                           ----------   ----------
Net investment income
  (expense)..............    (354,310)    (785,948)
                           ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,329,226    1,412,512
   Change in unrealized
     appreciation
     (depreciation)......  (3,891,048)  (3,983,997)
   Capital gain
     distributions.......   3,887,187           --
                           ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........   2,325,365   (2,571,485)
                           ----------   ----------
Increase (decrease) in
  net assets from
  operations.............   1,971,055   (3,357,433)
                           ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          DEUTSCHE VARIABLE DEUTSCHE VARIABLE                                               EATON VANCE
                              SERIES I          SERIES II                       DREYFUS                    VARIABLE TRUST
                          ----------------- -----------------  -----------------------------------------  ----------------
                                                      DEUTSCHE    DREYFUS
                                            DEUTSCHE   SMALL     INVESTMENT     DREYFUS     THE DREYFUS
                                              LARGE   MID CAP    PORTFOLIOS     VARIABLE      SOCIALLY
                          DEUTSCHE CAPITAL  CAP VALUE  VALUE       MIDCAP      INVESTMENT   RESPONSIBLE
                               GROWTH        VIP --    VIP --      STOCK        FUND --        GROWTH
                           VIP -- CLASS B    CLASS B  CLASS B   PORTFOLIO --  MONEY MARKET FUND, INC. --  VT FLOATING-RATE
                               SHARES        SHARES    SHARES  INITIAL SHARES  PORTFOLIO   INITIAL SHARES   INCOME FUND
                          ----------------- --------- -------- -------------- ------------ -------------- ----------------
                                                                                  YEAR ENDED DECEMBER 31, 2014
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       $ 25          1,042       196       1,021             2        55,126         2,357,853
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        112          1,315       616       1,527        18,148        83,389         1,267,406
                                ----          -----    ------      ------       -------       -------        ----------
Net investment income
  (expense)..............        (87)          (273)     (420)       (506)      (18,146)      (28,263)        1,090,447
                                ----          -----    ------      ------       -------       -------        ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        326          4,220     3,899       1,716            (5)       46,333          (129,644)
   Change in unrealized
     appreciation
     (depreciation)......         88          1,577    (4,073)      8,576           (89)      201,345        (1,768,385)
   Capital gain
     distributions.......        472             --       209         554            --       360,534                --
                                ----          -----    ------      ------       -------       -------        ----------
Net realized and
  unrealized gain (loss)
  on investments.........        886          5,797        35      10,846           (94)      608,212        (1,898,029)
                                ----          -----    ------      ------       -------       -------        ----------
Increase (decrease) in
  net assets from
  operations.............       $799          5,524      (385)     10,340       (18,240)      579,949          (807,582)
                                ====          =====    ======      ======       =======       =======        ==========

                                   FEDERATED INSURANCE SERIES
                          -------------------------------------------


                          FEDERATED HIGH
                           INCOME BOND   FEDERATED HIGH   FEDERATED
                            FUND II--     INCOME BOND      KAUFMANN
                             PRIMARY       FUND II --     FUND II --
                              SHARES     SERVICE SHARES SERVICE SHARES
                          -------------- -------------- --------------

                          --------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,173,479       1,723,631             --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     270,747         448,629        349,226
                            ---------      ----------     ----------
Net investment income
  (expense)..............     902,732       1,275,002       (349,226)
                            ---------      ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     298,381         341,794      1,271,021
   Change in unrealized
     appreciation
     (depreciation)......    (922,456)     (1,298,562)    (1,705,256)
   Capital gain
     distributions.......          --              --      2,498,167
                            ---------      ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (624,075)       (956,768)     2,063,932
                            ---------      ----------     ----------
Increase (decrease) in
  net assets from
  operations.............     278,657         318,234      1,714,706
                            =========      ==========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FEDERATED INSURANCE SERIES
                                (CONTINUED)
                          -------------------------  ---------------------------
                           FEDERATED
                            MANAGED                                  VIP ASSET
                           TAIL RISK     FEDERATED     VIP ASSET    MANAGER/SM/
                           FUND II --     MANAGED      MANAGER/SM   PORTFOLIO --
                            PRIMARY      VOLATILITY  /PORTFOLIO --    SERVICE
                             SHARES       FUND II    INITIAL CLASS    CLASS 2
                           -----------   ----------  -------------- ------------
                                                                              YE
                          ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   153,221      310,296        855,358      140,752
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     122,615      136,664        726,929      217,687
                           -----------    --------     ----------     --------
Net investment income
  (expense)..............      30,606      173,632        128,429      (76,935)
                           -----------    --------     ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (7,502)     318,687      1,330,499      401,617
   Change in unrealized
     appreciation
     (depreciation)......  (1,887,013)    (908,142)    (1,532,400)    (451,429)
   Capital gain
     distributions.......   1,678,494      653,188      2,772,138      574,903
                           -----------    --------     ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (216,021)      63,733      2,570,237      525,091
                           -----------    --------     ----------     --------
Increase (decrease) in
  net assets from
  operations............. $  (185,415)     237,365      2,698,666      448,156
                           ===========    ========     ==========     ========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          --------------------------------------------------------------------------------
                                                                   VIP DYNAMIC                    VIP
                              VIP                         VIP        CAPITAL         VIP        EQUITY-
                            BALANCED        VIP      CONTRAFUND(R) APPRECIATION    EQUITY-       INCOME
                          PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                            SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                            CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                          ------------ ------------- ------------- ------------ ------------- ------------
                          AR ENDED DECEMBER 31, 2014
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     959,448    1,214,745     1,821,425       6,323      2,890,522    3,284,132
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,479,662    1,895,495     4,524,006      42,282      1,481,832    2,277,715
                           ----------   ----------    ----------     -------      ---------    ---------
Net investment income
  (expense)..............    (520,214)    (680,750)   (2,702,581)    (35,959)     1,408,690    1,006,417
                           ----------   ----------    ----------     -------      ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,929,415    7,736,226    24,813,099     202,340      2,555,503    7,583,002
   Change in unrealized
     appreciation
     (depreciation)......  (5,372,543)   3,309,442    (1,544,579)    (40,742)     2,037,033     (999,406)
   Capital gain
     distributions.......  10,085,968    2,548,582     5,071,552     108,576      1,442,819    1,847,761
                           ----------   ----------    ----------     -------      ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   6,642,840   13,594,250    28,340,072     270,174      6,035,355    8,431,357
                           ----------   ----------    ----------     -------      ---------    ---------
Increase (decrease) in
  net assets from
  operations.............   6,122,626   12,913,500    25,637,491     234,215      7,444,045    9,437,774
                           ==========   ==========    ==========     =======      =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          ------------- ------------
                                            VIP
                               VIP        GROWTH &
                            GROWTH &       INCOME
                             INCOME     PORTFOLIO --
                          PORTFOLIO --    SERVICE
                          INITIAL CLASS   CLASS 2
                          ------------- ------------

                          ------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  437,512      273,930
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     372,321      287,863
                           ----------    ---------
Net investment income
  (expense)..............      65,191      (13,933)
                           ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,617,336    1,344,216
   Change in unrealized
     appreciation
     (depreciation)......     513,424      137,472
   Capital gain
     distributions.......       6,849        5,030
                           ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   2,137,609    1,486,718
                           ----------    ---------
Increase (decrease) in
  net assets from
  operations.............  $2,202,800    1,472,785
                           ==========    =========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------- -------------
                                             VIP                                     VIP          VIP
                               VIP         GROWTH                       VIP         GROWTH     INVESTMENT
                             GROWTH     OPPORTUNITIES      VIP         GROWTH       STOCK      GRADE BOND       VIP
                          OPPORTUNITIES PORTFOLIO --     GROWTH     PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    MID CAP
                          PORTFOLIO --     SERVICE    PORTFOLIO --    SERVICE      SERVICE      SERVICE    PORTFOLIO --
                          INITIAL CLASS    CLASS 2    INITIAL CLASS   CLASS 2      CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------- ------------- ------------ ------------ ------------ -------------
                                                    YEAR ENDED DECEMBER 31, 2014
                          ------------- ----------------------------------------------------- ------------ -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      23,932         2,003       120,475           --       190,642   1,963,779          63
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     163,000       484,970       927,897      387,411       672,976   1,889,284         192
                            ---------     ---------     ---------    ---------    ----------   ---------      ------
Net investment income
  (expense)..............    (139,068)     (482,967)     (807,422)    (387,411)     (482,334)     74,495        (129)
                            ---------     ---------     ---------    ---------    ----------   ---------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,118,673     3,164,386     5,981,537    1,741,171     2,700,055    (844,618)      2,717
   Change in unrealized
     appreciation
     (depreciation)......      98,723      (292,252)    1,263,901      864,475    (1,916,522)  5,037,754      (2,302)
   Capital gain
     distributions.......      10,378        18,690            --           --     3,591,233      46,378         631
                            ---------     ---------     ---------    ---------    ----------   ---------      ------
Net realized and
  unrealized gain (loss)
  on investments.........   1,227,774     2,890,824     7,245,438    2,605,646     4,374,766   4,239,514       1,046
                            ---------     ---------     ---------    ---------    ----------   ---------      ------
Increase (decrease) in
  net assets from
  operations.............   1,088,706     2,407,857     6,438,016    2,218,235     3,892,432   4,314,009         917
                            =========     =========     =========    =========    ==========   =========      ======

                          ------------

                              VIP
                            MID CAP
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------

                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      33,814
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,985,865
                           ----------
Net investment income
  (expense)..............  (2,952,051)
                           ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   7,155,782
   Change in unrealized
     appreciation
     (depreciation)......    (579,587)
   Capital gain
     distributions.......   4,350,703
                           ----------
Net realized and
  unrealized gain (loss)
  on investments.........  10,926,898
                           ----------
Increase (decrease) in
  net assets from
  operations.............   7,974,847
                           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE
                          PRODUCTS FUND (CONTINUED)
                          -----------------------------  --------------
                                              VIP           FRANKLIN
                              VIP            VALUE       FOUNDING FUNDS
                            OVERSEAS       STRATEGIES    ALLOCATION VIP
                          PORTFOLIO --    PORTFOLIO --      FUND --
                            INITIAL         SERVICE         CLASS 2
                             CLASS          CLASS 2          SHARES
                          ------------    ------------   --------------
                          YEAR ENDED DECEMBER 31, 2014
                          -----------------------------  --------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   300,252         64,939       3,008,140
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     325,540        147,197       2,046,739
                          -----------      ---------       ---------
Net investment income
  (expense)..............     (25,288)       (82,258)        961,401
                          -----------      ---------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     798,131      1,151,114         228,191
   Change in unrealized
     appreciation
     (depreciation)......  (3,059,391)      (620,979)        121,232
   Capital gain
     distributions.......       6,396             --          91,755
                          -----------      ---------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........  (2,254,864)       530,135         441,178
                          -----------      ---------       ---------
Increase (decrease) in
  net assets from
  operations............. $(2,280,152)       447,877       1,402,579
                          ===========      =========       =========

                                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------------------
                                       FRANKLIN   FRANKLIN                          TEMPLETON
                           FRANKLIN   LARGE CAP    MUTUAL    TEMPLETON   TEMPLETON   GLOBAL   TEMPLETON
                          INCOME VIP  GROWTH VIP SHARES VIP FOREIGN VIP FOREIGN VIP BOND VIP  GROWTH VIP
                           FUND --     FUND --    FUND --     FUND --     FUND --    FUND --   FUND --
                           CLASS 2     CLASS 2    CLASS 2     CLASS 1     CLASS 2    CLASS 1   CLASS 2
                            SHARES      SHARES     SHARES     SHARES      SHARES     SHARES     SHARES
                          ----------  ---------- ---------- ----------- ----------- --------- ----------

                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... 24,197,290     2,909     408,684     225,421     26,129    511,072     182,125
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  9,655,270     4,106     325,692     153,574     25,717    134,877     223,176
                          ----------    ------   ---------  ----------   --------   --------  ----------
Net investment income
  (expense).............. 14,542,020    (1,197)     82,992      71,847        412    376,195     (41,051)
                          ----------    ------   ---------  ----------   --------   --------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  9,765,322    12,316   1,302,279     399,275     46,773    136,204   1,067,739
   Change in unrealized
     appreciation
     (depreciation)...... (9,888,598)   15,540    (349,360) (1,765,275)  (235,412)  (435,509) (1,415,299)
   Capital gain
     distributions.......         --        --     106,261          --         --         --          --
                          ----------    ------   ---------  ----------   --------   --------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (123,276)   27,856   1,059,180  (1,366,000)  (188,639)  (299,305)   (347,560)
                          ----------    ------   ---------  ----------   --------   --------  ----------
Increase (decrease) in
  net assets from
  operations............. 14,418,744    26,659   1,142,172  (1,294,153)  (188,227)    76,890    (388,611)
                          ==========    ======   =========  ==========   ========   ========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1





                                                                      GE INVESTMENTS FUNDS, INC.
                          -------------------------------------------------------------------------------------------------------

                                                        PREMIER
                           CORE VALUE                   GROWTH    REAL ESTATE
                             EQUITY                     EQUITY    SECURITIES               SMALL-CAP    TOTAL RETURN TOTAL RETURN
                            FUND --    INCOME FUND --   FUND --     FUND --   S&P 500(R) EQUITY FUND --   FUND --      FUND --
                            CLASS 1       CLASS 1       CLASS 1     CLASS 1     INDEX       CLASS 1       CLASS 1      CLASS 3
                             SHARES        SHARES       SHARES      SHARES       FUND        SHARES        SHARES       SHARES
                          -----------  -------------- ----------  ----------- ---------- -------------- ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2014
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   123,339      642,030       159,130   1,297,364   2,662,381           --    16,039,310   13,208,246
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     235,193      445,925       514,073   1,256,575   2,474,402      612,034    16,185,025   18,329,338
                          -----------    ---------    ----------  ----------  ----------   ----------   -----------  -----------
Net investment income
  (expense)..............    (111,854)     196,105      (354,943)     40,789     187,979     (612,034)     (145,715)  (5,121,092)
                          -----------    ---------    ----------  ----------  ----------   ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     730,035        3,588     2,224,486   4,399,216  11,225,481    1,934,954    38,582,729   22,877,395
   Change in unrealized
     appreciation
     (depreciation)......  (1,579,683)     847,688    (2,395,957)  8,937,471   6,799,540   (6,122,659)  (30,059,305) (14,223,234)
   Capital gain
     distributions.......   2,384,111           --     4,421,832   7,673,631          --    5,569,249    26,324,923   25,348,308
                          -----------    ---------    ----------  ----------  ----------   ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........   1,534,463      851,276     4,250,361  21,010,318  18,025,021    1,381,544    34,848,347   34,002,469
                          -----------    ---------    ----------  ----------  ----------   ----------   -----------  -----------
Increase (decrease) in
  net assets from
  operations............. $ 1,422,609    1,047,381     3,895,418  21,051,107  18,213,000      769,510    34,702,632   28,881,377
                          ===========    =========    ==========  ==========  ==========   ==========   ===========  ===========

                                         GOLDMAN
                                          SACHS
                                        VARIABLE
                                        INSURANCE
                                          TRUST
                          ----------- -------------
                                         GOLDMAN
                                          SACHS
                                        LARGE CAP
                          U.S. EQUITY     VALUE
                            FUND --      FUND --
                            CLASS 1   INSTITUTIONAL
                            SHARES       SHARES
                          ----------- -------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    269,443      141,257
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    448,791      155,383
                           ---------   ----------
Net investment income
  (expense)..............   (179,348)     (14,126)
                           ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,727,389      444,670
   Change in unrealized
     appreciation
     (depreciation)......   (650,273)  (1,171,722)
   Capital gain
     distributions.......  2,152,498    1,865,941
                           ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  3,229,614    1,138,889
                           ---------   ----------
Increase (decrease) in
  net assets from
  operations.............  3,050,266    1,124,763
                           =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            GOLDMAN SACHS VARIABLE
                          INSURANCE TRUST (CONTINUED)
                          --------------------------  ------------

                                                        JPMORGAN
                            GOLDMAN                    INSURANCE
                             SACHS        GOLDMAN        TRUST
                            MID CAP     SACHS MONEY    CORE BOND
                             VALUE     MARKET FUND -- PORTFOLIO --
                             FUND      SERVICE SHARES   CLASS 1
                          -----------  -------------- ------------


                                YEAR ENDED DECEMBER 31, 2014
                          ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $   588,841        10,571     127,734
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     879,797     2,717,284      59,148
                          -----------    ----------     -------
Net investment income
  (expense)..............    (290,956)   (2,706,713)     68,586
                          -----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   3,573,681            --      (1,711)
  Change in unrealized
   appreciation
   (depreciation)........  (6,450,455)           --      36,035
  Capital gain
   distributions.........   9,805,911            --          --
                          -----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   6,929,137            --      34,324
                          -----------    ----------     -------
Increase (decrease) in
  net assets from
  operations............. $ 6,638,181    (2,706,713)    102,910
                          ===========    ==========     =======

                                                        JPMORGAN INSURANCE TRUST
                          ------------------------------------------------------------------------------------------------
                                         JPMORGAN      JPMORGAN     JPMORGAN       JPMORGAN        JPMORGAN     JPMORGAN
                            JPMORGAN     INSURANCE    INSURANCE    INSURANCE       INSURANCE      INSURANCE    INSURANCE
                           INSURANCE       TRUST        TRUST        TRUST           TRUST          TRUST        TRUST
                             TRUST     INTERNATIONAL   INTREPID     INTREPID        MID CAP        MID CAP     SMALL CAP
                          EQUITY INDEX    EQUITY        GROWTH      MID CAP         GROWTH          VALUE         CORE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --   PORTFOLIO --    PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1         CLASS 1        CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------ ----------------- ------------ ------------
                                                                   YEAR ENDED     PERIOD FROM
                                 PERIOD FROM JANUARY 1 TO         DECEMBER 31,   JANUARY 1 TO           YEAR ENDED
                                     DECEMBER 12, 2014                2014     DECEMBER 12, 2014     DECEMBER 31, 2014
                          --------------------------------------  ------------ ----------------- ------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     25,207        1,590         2,413       2,896              --            834           10
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     22,971        1,694         5,109       8,538           7,107          1,827          148
                            --------      -------      --------     -------        --------         ------      -------
Net investment income
  (expense)..............      2,236         (104)       (2,696)     (5,642)         (7,107)          (993)        (138)
                            --------      -------      --------     -------        --------         ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    501,510       18,424       159,090      50,598          74,097          9,972       18,106
  Change in unrealized
   appreciation
   (depreciation)........   (468,752)     (22,702)     (113,450)    (46,593)       (119,762)        (1,579)     (17,745)
  Capital gain
   distributions.........    112,599           --            --      60,634          93,704          5,690          597
                            --------      -------      --------     -------        --------         ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    145,357       (4,278)       45,640      64,639          48,039         14,083          958
                            --------      -------      --------     -------        --------         ------      -------
Increase (decrease) in
  net assets from
  operations.............    147,593       (4,382)       42,944      58,997          40,932         13,090          820
                            ========      =======      ========     =======        ========         ======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             JPMORGAN
                          INSURANCE TRUST
                            (CONTINUED)                                                      JANUS ASPEN SERIES
                          --------------- ---------------------------------------------------------------------------------
                             JPMORGAN
                          INSURANCE TRUST                                                         FLEXIBLE
                               U.S.         BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                              EQUITY      PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                           PORTFOLIO --   INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                              CLASS 1        SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          --------------- ------------- ------------ ------------- ------------ ------------- -------------
                                                                                YEAR ENDED DECEMBER 31, 2014
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 12,569       1,674,978    2,046,806        83,334        1,618      591,691          64,973
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      25,361       1,386,148    2,424,337       745,810       74,311      239,050         583,673
                             --------       ---------    ---------    ----------     --------      -------     -----------
Net investment income
  (expense)..............     (12,792)        288,830     (377,531)     (662,476)     (72,693)     352,641        (518,700)
                             --------       ---------    ---------    ----------     --------      -------     -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     170,067       2,935,394    3,957,331     4,072,347      329,184      (58,540)      2,226,926
   Change in unrealized
     appreciation
     (depreciation)......      (6,539)        688,732    1,337,356    (1,645,537)    (114,807)     257,493     (11,151,122)
   Capital gain
     distributions.......          --       2,563,275    3,421,856     3,565,790      337,835           --      12,026,202
                             --------       ---------    ---------    ----------     --------      -------     -----------
Net realized and
  unrealized gain (loss)
  on investments.........     163,528       6,187,401    8,716,543     5,992,600      552,212      198,953       3,102,006
                             --------       ---------    ---------    ----------     --------      -------     -----------
Increase (decrease) in
  net assets from
  operations.............    $150,736       6,476,231    8,339,012     5,330,124      479,519      551,594       2,583,306
                             ========       =========    =========    ==========     ========      =======     ===========



                          ---------------------------------------

                                          GLOBAL        GLOBAL
                             FORTY       RESEARCH      RESEARCH
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      15,814      589,340      46,931
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     849,742      773,617      76,495
                          -----------    ---------     -------
Net investment income
  (expense)..............    (833,928)    (184,277)    (29,564)
                          -----------    ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,788,947    2,452,450     255,616
   Change in unrealized
     appreciation
     (depreciation)...... (14,394,658)     897,096      32,870
   Capital gain
     distributions.......  15,616,530           --          --
                          -----------    ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   4,010,819    3,349,546     288,486
                          -----------    ---------     -------
Increase (decrease) in
  net assets from
  operations.............   3,176,891    3,165,269     258,922
                          ===========    =========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            JANUS ASPEN SERIES (CONTINUED)
                          -----------------------------------------------------------------

                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------



                                                   YEAR ENDED DECEMBER 31, 2014
                          ------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $      --       187,284       9,576      1,255,028       168,492
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     94,653       729,090      67,410        596,072        86,277
                           ---------     ---------     -------     ----------    ----------
Net investment income
  (expense)..............    (94,653)     (541,806)    (57,834)       658,956        82,215
                           ---------     ---------     -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    530,748     3,193,212     254,720       (625,221)      150,333
  Change in unrealized
   appreciation
   (depreciation)........   (374,237)     (848,995)    (70,840)    (9,267,409)   (1,531,403)
  Capital gain
   distributions.........    404,503     3,702,667     314,323      4,052,351       569,224
                           ---------     ---------     -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    561,014     6,046,884     498,203     (5,840,279)     (811,846)
                           ---------     ---------     -------     ----------    ----------
Increase (decrease) in
  net assets from
  operations.............  $ 466,361     5,505,078     440,369     (5,181,323)     (729,631)
                           =========     =========     =======     ==========    ==========

                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          ---------------------------------------------------------------
                          CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                            VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                           AGGRESSIVE    ALL CAP       EQUITY       EQUITY     LARGE CAP
                             GROWTH       VALUE        INCOME       INCOME       VALUE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS I      CLASS II     CLASS I
                          ------------ ------------ ------------ ------------ ------------
                                       PERIOD FROM
                                       JANUARY 1 TO
                                       DECEMBER 5,
                                           2014          YEAR ENDED DECEMBER 31, 2014
                          ------------ ------------ -------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      2,429     3,118,354    132,103      155,868        463,574
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    332,830       175,203     91,436      156,726        181,882
                           ---------   -----------    -------      -------     ----------
Net investment income
  (expense)..............   (330,401)    2,943,151     40,667         (858)       281,692
                           ---------   -----------    -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  1,491,781   (10,621,060)   304,223      376,832        669,051
  Change in unrealized
   appreciation
   (depreciation)........    (19,930)     (843,935)   354,291      471,658     (1,699,784)
  Capital gain
   distributions.........  1,938,425     9,444,169         --           --      1,700,783
                           ---------   -----------    -------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........  3,410,276    (2,020,826)   658,514      848,490        670,050
                           ---------   -----------    -------      -------     ----------
Increase (decrease) in
  net assets from
  operations.............  3,079,875       922,325    699,181      847,632        951,742
                           =========   ===========    =======      =======     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           LEGG MASON
                            PARTNERS
                            VARIABLE
                             INCOME
                             TRUST
                          ------------ -------------
                            WESTERN
                             ASSET        MFS(R)
                            VARIABLE     INVESTORS
                           STRATEGIC   GROWTH STOCK
                              BOND       SERIES --
                          PORTFOLIO -- SERVICE CLASS
                            CLASS I       SHARES
                          ------------ -------------
                          PERIOD FROM
                           JANUARY 1
                          TO APRIL 30,
                              2014
                          ------------ -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 104,995       25,060
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     54,077      140,927
                           ---------     --------
Net investment income
  (expense)..............     50,918     (115,867)
                           ---------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    391,353      649,969
   Change in unrealized
     appreciation
     (depreciation)......   (182,681)    (242,738)
   Capital gain
     distributions.......         --      506,141
                           ---------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    208,672      913,372
                           ---------     --------
Increase (decrease) in
  net assets from
  operations.............  $ 259,590      797,505
                           =========     ========


                                                                                        MFS(R) VARIABLE
                                                                                           INSURANCE
                                   MFS(R) VARIABLE INSURANCE TRUST                          TRUST II
                          ------------------------------------------------------------------------------


                          MFS(R) INVESTORS  MFS(R) NEW   MFS(R) TOTAL                   MFS(R) STRATEGIC
                               TRUST         DISCOVERY      RETURN     MFS(R) UTILITIES      INCOME
                             SERIES --       SERIES --     SERIES --      SERIES --       PORTFOLIO --
                           SERVICE CLASS   SERVICE CLASS SERVICE CLASS  SERVICE CLASS    SERVICE CLASS
                               SHARES         SHARES        SHARES          SHARES           SHARES
                          ---------------- ------------- ------------- ---------------- ----------------



                                                                YEAR ENDED DECEMBER 31, 2014
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       52,575              --       987,387        481,368           878
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      107,620         319,678     1,115,907        394,247           419
                              --------      ----------     ---------      ---------           ---
Net investment income
  (expense)..............      (55,045)       (319,678)     (128,520)        87,121           459
                              --------      ----------     ---------      ---------           ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      498,498       1,616,314     2,630,274      1,430,888             7
   Change in unrealized
     appreciation
     (depreciation)......     (389,888)     (7,460,384)     (551,451)       176,775           (50)
   Capital gain
     distributions.......      534,084       4,092,044     1,526,620        927,842            --
                              --------      ----------     ---------      ---------           ---
Net realized and
  unrealized gain (loss)
  on investments.........      642,694      (1,752,026)    3,605,443      2,535,505           (43)
                              --------      ----------     ---------      ---------           ---
Increase (decrease) in
  net assets from
  operations.............      587,649      (2,071,704)    3,476,923      2,622,626           416
                              ========      ==========     =========      =========           ===




                           OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------

                          OPPENHEIMER  OPPENHEIMER  OPPENHEIMER
                            CAPITAL      CAPITAL      CAPITAL
                          APPRECIATION APPRECIATION   INCOME
                           FUND/VA --   FUND/VA --  FUND/VA --
                          NON-SERVICE    SERVICE    NON-SERVICE
                             SHARES       SHARES      SHARES
                          ------------ ------------ -----------




                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    162,091      11,906      287,796
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    510,368     101,494      190,550
                           ---------     -------      -------
Net investment income
  (expense)..............   (348,277)    (89,588)      97,246
                           ---------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  2,689,790     572,308       51,211
   Change in unrealized
     appreciation
     (depreciation)......  1,450,923     181,398      759,546
   Capital gain
     distributions.......    882,510     159,411           --
                           ---------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........  5,023,223     913,117      810,757
                           ---------     -------      -------
Increase (decrease) in
  net assets from
  operations.............  4,674,946     823,529      908,003
                           =========     =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------------------------------
                                                                                             OPPENHEIMER
                                                      OPPENHEIMER   OPPENHEIMER                GLOBAL
                           OPPENHEIMER   OPPENHEIMER DISCOVERY MID DISCOVERY MID OPPENHEIMER  STRATEGIC  OPPENHEIMER
                          CAPITAL INCOME  CORE BOND   CAP GROWTH    CAP GROWTH     GLOBAL      INCOME    MAIN STREET
                            FUND/VA --   FUND/VA --   FUND/VA --    FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                             SERVICE     NON-SERVICE  NON-SERVICE     SERVICE      SERVICE   NON-SERVICE   SERVICE
                              SHARES       SHARES       SHARES        SHARES       SHARES      SHARES      SHARES
                          -------------- ----------- ------------- ------------- ----------- ----------- -----------
                                                                              YEAR ENDED DECEMBER 31, 2014
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  491,374     762,604            --           --       885,753    238,130      610,093
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      529,968     204,598       377,507       48,283     1,753,342     77,422    1,776,657
                            ----------    --------     ---------      -------    ----------    -------   ----------
Net investment income
  (expense)..............      (38,594)    558,006      (377,507)     (48,283)     (867,589)   160,708   (1,166,564)
                            ----------    --------     ---------      -------    ----------    -------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      736,874    (325,874)    2,097,525      219,020     6,112,982    (55,956)  10,667,221
   Change in unrealized
     appreciation
     (depreciation)......      885,820     588,340      (662,169)     (58,773)   (9,631,902)    (7,124)  (2,974,457)
   Capital gain
     distributions.......           --          --            --           --     4,660,432         --    2,144,917
                            ----------    --------     ---------      -------    ----------    -------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    1,622,694     262,466     1,435,356      160,247     1,141,512    (63,080)   9,837,681
                            ----------    --------     ---------      -------    ----------    -------   ----------
Increase (decrease) in
  net assets from
  operations.............   $1,584,100     820,472     1,057,849      111,964       273,923     97,628    8,671,117
                            ==========    ========     =========      =======    ==========    =======   ==========

                                              PIMCO VARIABLE
                                              INSURANCE TRUST
                          ------------- ---------------------------
                                                      FOREIGN BOND
                           OPPENHEIMER                 PORTFOLIO
                           MAIN STREET   ALL ASSET    (U.S. DOLLAR
                            SMALL CAP   PORTFOLIO --   HEDGED) --
                          FUND(R)/VA --   ADVISOR    ADMINISTRATIVE
                             SERVICE       CLASS         CLASS
                             SHARES        SHARES        SHARES
                          ------------- ------------ --------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      659,160     598,923       73,753
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,545,281     190,481       63,348
                           -----------    --------      -------
Net investment income
  (expense)..............     (886,121)    408,442       10,405
                           -----------    --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   16,663,583      (5,602)      12,003
   Change in unrealized
     appreciation
     (depreciation)......  (22,580,867)   (464,548)     317,221
   Capital gain
     distributions.......   14,630,084          --       25,970
                           -----------    --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    8,712,800    (470,150)     355,194
                           -----------    --------      -------
Increase (decrease) in
  net assets from
  operations.............    7,826,679     (61,708)     365,599
                           ===========    ========      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                          RYDEX
                                                                                        VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)             TRUST      THE ALGER PORTFOLIOS
                          ------------------------------------------------------------ ----------- ------------------------
                                            LONG-TERM
                            HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN              ALGER LARGE  ALGER SMALL
                           PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --               CAP GROWTH   CAP GROWTH
                          ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO -- PORTFOLIO --
                              CLASS           CLASS          CLASS          CLASS       NASDAQ --   CLASS I-2    CLASS I-2
                              SHARES         SHARES          SHARES         SHARES     100(R) FUND    SHARES       SHARES
                          -------------- --------------- -------------- -------------- ----------- ------------ ------------
                                                                                YEAR ENDED DECEMBER 31, 2014
                          --------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $ 4,408,451        496,102       2,153,008     6,224,812           --        51,792           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    1,357,753        338,248       3,305,807     4,705,799       72,157       489,897      376,478
                           -----------      ---------      ----------     ---------      -------    ----------   ----------
Net investment income
  (expense)..............    3,050,698        157,854      (1,152,799)    1,519,013      (72,157)     (438,105)    (376,478)
                           -----------      ---------      ----------     ---------      -------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    1,448,072       (531,536)      1,115,482       639,952      439,989     2,157,596    1,007,147
  Change in unrealized
   appreciation
   (depreciation)........   (3,293,808)     4,677,455      (1,655,134)    5,588,971       38,394    (3,977,313)  (3,294,987)
  Capital gain
   distributions.........           --             --              --            --      289,792     5,247,530    2,231,141
                           -----------      ---------      ----------     ---------      -------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (1,845,736)     4,145,919        (539,652)    6,228,923      768,175     3,427,813      (56,699)
                           -----------      ---------      ----------     ---------      -------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............  $ 1,204,962      4,303,773      (1,692,451)    7,747,936      696,018     2,989,708     (433,177)
                           ===========      =========      ==========     =========      =======    ==========   ==========


                                THE PRUDENTIAL SERIES FUND
                          -------------------------------------
                            JENNISON
                             20/20                    NATURAL
                             FOCUS       JENNISON    RESOURCES
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS II     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --          --             --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    123,571      41,830        468,498
                            --------     -------     ----------
Net investment income
  (expense)..............   (123,571)    (41,830)      (468,498)
                            --------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    811,352     283,285        (37,292)
  Change in unrealized
   appreciation
   (depreciation)........   (272,408)    (44,909)    (5,116,040)
  Capital gain
   distributions.........         --          --             --
                            --------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........    538,944     238,376     (5,153,332)
                            --------     -------     ----------
Increase (decrease) in
  net assets from
  operations.............    415,373     196,546     (5,621,830)
                            ========     =======     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         WELLS FARGO
                            THE PRUDENTIAL SERIES FUND    VARIABLE
                                   (CONTINUED)              TRUST
                          -----------------------------  -----------
                                           SP PRUDENTIAL WELLS FARGO
                          SP INTERNATIONAL U.S. EMERGING  ADVANTAGE
                               GROWTH         GROWTH      VT OMEGA
                            PORTFOLIO --   PORTFOLIO --    GROWTH
                              CLASS II       CLASS II      FUND --
                               SHARES         SHARES       CLASS 2
                          ---------------- ------------- -----------
                                 YEAR ENDED DECEMBER 31, 2014
                          -----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      $  --              --            --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....         47             462        56,032
                               -----          ------      --------
Net investment income
  (expense)..............        (47)           (462)      (56,032)
                               -----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................       (124)          3,637       113,411
  Change in unrealized
   appreciation
   (depreciation)........        (66)         (1,109)     (697,131)
  Capital gain
   distributions.........         --              --       728,191
                               -----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........       (190)          2,528       144,471
                               -----          ------      --------
Increase (decrease) in
  net assets from
  operations.............      $(237)          2,066        88,439
                               =====          ======      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets


-


                                    CONSOLIDATED TOTAL
                             -------------------------------

                             --------------------------------
                                   2014            2013
                             ---------------  --------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     1,959,004      16,832,792
 Net realized gain
   (loss) on investments....     274,740,307     233,826,983
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (229,104,888)    655,325,499
 Capital gain
   distribution.............     272,017,336     232,017,485
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............     319,611,759   1,138,002,759
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      40,892,915      53,819,488
 Death benefits.............    (132,092,572)   (143,330,675)
 Surrenders.................    (983,561,132)   (929,671,885)
 Administrative expenses....     (27,402,644)    (26,146,135)
 Transfers between
   subaccounts
   (including fixed
   account), net............       9,847,698      10,109,750
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,092,315,735) (1,035,219,457)
                             ---------------  --------------
Increase (decrease) in
 net assets.................    (772,703,976)    102,783,302
Net assets at beginning
 of year....................   7,901,705,868   7,798,922,566
                             ---------------  --------------
Net assets at end of year... $ 7,129,001,892   7,901,705,868
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-                            ----------------------------------------------------------------------------------------------
                              INVESCO V.I. AMERICAN   INVESCO V.I. AMERICAN       INVESCO V.I.            INVESCO V.I.
                                FRANCHISE FUND --       FRANCHISE FUND --       COMSTOCK FUND --       CORE EQUITY FUND --
                                 SERIES I SHARES        SERIES II SHARES        SERIES II SHARES         SERIES I SHARES
                             ----------------------  ----------------------  ----------------------  ----------------------
                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                2014        2013        2014        2013        2014        2013        2014        2013
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (131,269)    (89,130)    (96,143)    (77,701)   (196,923)    (58,626)    (73,031)    (22,254)
 Net realized gain
   (loss) on investments....    446,628     204,094     584,602     455,350   2,843,756   2,138,542     702,522     557,415
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    243,095   2,466,160     (97,613)  1,561,318     228,077   9,001,330     (13,507)  2,109,249
 Capital gain
   distribution.............         --          --          --          --          --          --      61,849          --
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    558,454   2,581,124     390,846   1,938,967   2,874,910  11,081,246     677,833   2,644,410
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      9,891      91,141       4,647       5,598      77,879     301,339      51,966      53,349
 Death benefits.............   (118,586)    (66,273)    (16,275)     10,860     (26,965)    (26,994)    (93,743)    (95,577)
 Surrenders.................   (932,840) (2,114,548)   (919,965)   (667,457) (5,035,017) (3,694,726) (1,301,286) (1,207,358)
 Administrative expenses....    (22,876)    (20,054)    (20,366)    (19,381)   (151,369)   (137,760)    (31,673)    (29,020)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (138,466)  1,255,524    (106,791)   (350,058)     39,533  (1,353,165)  1,827,471    (326,666)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,202,877)   (854,210) (1,058,750) (1,020,438) (5,095,939) (4,911,306)    452,735  (1,605,272)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (644,423)  1,726,914    (667,904)    918,529  (2,221,029)  6,169,940   1,130,568   1,039,138
Net assets at beginning
 of year....................  8,935,617   7,208,703   6,628,326   5,709,797  41,528,774  35,358,834  11,401,780  10,362,642
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year...  8,291,194   8,935,617   5,960,422   6,628,326  39,307,745  41,528,774  12,532,348  11,401,780
                             ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     23,725     148,273       2,882       9,220     131,800     222,326     138,508      19,616
 Units redeemed.............   (111,960)   (224,644)    (59,772)    (80,244)   (391,386)   (506,945)   (116,185)   (138,746)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (88,235)    (76,371)    (56,890)    (71,024)   (259,586)   (284,619)     22,323    (119,130)
                             ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
-                            ---------------------------------------------------------------------------------------------------
                                                                         INVESCO V.I.
                                                                          GOVERNMENT
                                   INVESCO V.I.          INVESCO V.I.     SECURITIES        INVESCO V.I.       INVESCO V.I.
                                    EQUITY AND           GLOBAL REAL        FUND --         INTERNATIONAL         MANAGED
                                  INCOME FUND --        ESTATE FUND --     SERIES I        GROWTH FUND --      VOLATILITY FUND --
                                 SERIES II SHARES      SERIES II SHARES     SHARES        SERIES II SHARES     SERIES I SHARES
                             -----------------------  -----------------  ------------  ----------------------  -----------------
                                                                 YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2014        2013       2014      2013    2014   2013     2014        2013     2014      2013
                             -----------  ----------  --------  -------  -----  -----  ----------  ----------   -----    ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (75,473)    (53,096)   (4,467)  17,044    104    109    (192,055)   (383,245)    27         9
 Net realized gain
   (loss) on investments....     993,012     759,149    38,073   10,543     (2)    --   2,942,715   2,155,607      1      (190)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (540,231)  2,695,261    36,076  (39,792)    35   (238) (3,446,718)  7,186,248    134       369
 Capital gain
   distribution.............   1,072,790          --        --       --     --     --          --          --     61        21
                             -----------  ----------  --------  -------  -----  -----  ----------  ----------   -----    ------
    Increase (decrease)
     in net assets from
     operations.............   1,450,098   3,401,314    69,682  (12,205)   137   (129)   (696,058)  8,958,610    223       209
                             -----------  ----------  --------  -------  -----  -----  ----------  ----------   -----    ------
From capital
 transactions (note 4):
 Net premiums...............       6,957    (111,330)    9,585       --    240    240     331,204     400,841     --        --
 Death benefits.............          --      (1,639)   (3,067)  (3,428)    --     --     (72,548)    (76,047)    --        --
 Surrenders.................  (2,320,441) (1,703,157)  (39,435) (74,947)    --     --  (6,464,865) (5,054,877)    --    (2,779)
 Administrative expenses....    (121,769)    (73,911)     (584)    (656)    --     --    (344,217)   (312,373)    --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   2,259,949   6,261,582  (365,135) 510,517     56    203     688,401  (1,149,882)    78        74
                             -----------  ----------  --------  -------  -----  -----  ----------  ----------   -----    ------
    Increase (decrease)
     in net assets from
     capital transactions...    (175,304)  4,371,545  (398,636) 431,486    296    443  (5,862,025) (6,192,338)    78    (2,705)
                             -----------  ----------  --------  -------  -----  -----  ----------  ----------   -----    ------
Increase (decrease) in
 net assets.................   1,274,794   7,772,859  (328,954) 419,281    433    314  (6,558,083)  2,766,272    301    (2,496)
Net assets at beginning
 of year....................  21,552,007  13,779,148   659,957  240,676  3,926  3,612  59,409,966  56,643,694  1,049     3,545
                             -----------  ----------  --------  -------  -----  -----  ----------  ----------   -----    ------
Net assets at end of year... $22,826,801  21,552,007   331,003  659,957  4,359  3,926  52,851,883  59,409,966  1,350     1,049
                             ===========  ==========  ========  =======  =====  =====  ==========  ==========   =====    ======
Change in units (note 5):
 Units purchased............     318,215     646,923     4,160   43,839     21     27     488,717     480,952      6         6
 Units redeemed.............    (332,110)   (284,234)  (34,206)  (9,073)    (3)    --    (903,688)   (987,434)    --      (216)
                             -----------  ----------  --------  -------  -----  -----  ----------  ----------   -----    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (13,895)    362,689   (30,046)  34,766     18     27    (414,971)   (506,482)     6      (210)
                             ===========  ==========  ========  =======  =====  =====  ==========  ==========   =====    ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        AIM VARIABLE INSURANCE FUNDS
                               (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ------------------------------------------------------

                             INVESCO V.I.    INVESCO V.I.
                               MID CAP        TECHNOLOGY       INVESCO V.I. VALUE
                             GROWTH FUND --     FUND --       OPPORTUNITIES FUND --
                             SERIES I SHARES SERIES I SHARES    SERIES II SHARES
                             --------------  --------------  ----------------------
                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------
                             2014    2013     2014    2013      2014        2013
                             ----   ------   -----   -----   ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $--       (11)    (12)    (11)     (34,649)    (30,380)
 Net realized gain
   (loss) on investments....  --       485      29       4      293,416      83,989
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  --       (61)      3     199      101,592   2,107,256
 Capital gain
   distribution.............  --        --     137     119           --          --
                             ---    ------   -----   -----   ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  --       413     157     311      360,359   2,160,865
                             ---    ------   -----   -----   ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  --        --      --      --        1,522      17,199
 Death benefits.............  --        --      --      --       (1,000)    (46,807)
 Surrenders.................  --    (2,416)     --      --     (769,909)   (887,638)
 Administrative expenses....  --        --      --      --      (23,364)    (23,834)
 Transfers between
   subaccounts
   (including fixed
   account), net............  --        (1)    (70)     53     (667,097)   (252,229)
                             ---    ------   -----   -----   ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  --    (2,417)    (70)     53   (1,459,848) (1,193,309)
                             ---    ------   -----   -----   ----------  ----------
Increase (decrease) in
 net assets.................  --    (2,004)     87     364   (1,099,489)    967,556
Net assets at beginning
 of year....................  --     2,004   1,605   1,241    8,396,016   7,428,460
                             ---    ------   -----   -----   ----------  ----------
Net assets at end of year... $--        --   1,692   1,605    7,296,527   8,396,016
                             ===    ======   =====   =====   ==========  ==========
Change in units (note 5):
 Units purchased............  --        --      --      14       11,830      32,073
 Units redeemed.............  --      (205)    (15)     --     (100,199)   (117,131)
                             ---    ------   -----   -----   ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  --      (205)    (15)     14      (88,369)    (85,058)
                             ===    ======   =====   =====   ==========  ==========

                                       ALLIANCEBERNSTEIN VARIABLE
                                       PRODUCTS SERIES FUND, INC.
                             ---------------------------------------------
                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                 BALANCED WEALTH        GLOBAL THEMATIC
                                    STRATEGY                 GROWTH
                                  PORTFOLIO --            PORTFOLIO --
                                     CLASS B                CLASS B
                             ----------------------  ---------------------

                             ----------------------------------------------
                                2014        2013        2014        2013
                             ----------  ----------  ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    117,159      56,716     (73,182)   (55,040)
 Net realized gain
   (loss) on investments....    594,222     722,255     590,493     90,635
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (2,716,647)  1,844,419    (268,546)   660,049
 Capital gain
   distribution.............  2,980,436          --          --         --
                             ----------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    975,170   2,623,390     248,765    695,644
                             ----------  ----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     52,457      67,210      11,960     24,890
 Death benefits.............    (47,116)    (10,804)    (25,486)   (38,980)
 Surrenders................. (2,521,849) (2,179,857)   (491,260)  (226,958)
 Administrative expenses....   (129,227)   (131,881)    (19,998)   (14,419)
 Transfers between
   subaccounts
   (including fixed
   account), net............    739,799  (1,122,073)   (624,269)   (73,719)
                             ----------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,905,936) (3,377,405) (1,149,053)  (329,186)
                             ----------  ----------  ----------  ---------
Increase (decrease) in
 net assets.................   (930,766)   (754,015)   (900,288)   366,458
Net assets at beginning
 of year.................... 19,708,259  20,462,274   3,939,127  3,572,669
                             ----------  ----------  ----------  ---------
Net assets at end of year... 18,777,493  19,708,259   3,038,839  3,939,127
                             ==========  ==========  ==========  =========
Change in units (note 5):
 Units purchased............    153,067     807,006     185,647     27,443
 Units redeemed.............   (325,312) (1,141,556)   (250,321)   (53,913)
                             ----------  ----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (172,245)   (334,550)    (64,674)   (26,470)
                             ==========  ==========  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                    GROWTH AND             INTERNATIONAL              LARGE CAP               SMALL CAP
                                      INCOME                   VALUE                   GROWTH                  GROWTH
                                   PORTFOLIO --             PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                 CLASS B
                             -----------------------  -----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2014        2013        2014         2013        2014        2013        2014        2013
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (241,539)   (230,496)  1,118,952    2,531,746    (198,945)   (188,558)   (471,638)   (263,434)
 Net realized gain
   (loss) on investments....   3,509,123   2,327,582     989,257    2,339,578   1,168,090     696,869     546,577     847,747
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     617,091  13,078,258  (7,251,563)   7,940,579     475,963   3,098,495  (5,127,482)  2,334,191
 Capital gain
   distribution.............          --          --          --           --          --          --   4,102,209   3,107,759
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,884,675  15,175,344  (5,143,354)  12,811,903   1,445,108   3,606,806    (950,334)  6,026,263
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      61,414     311,554     319,055      447,019      27,670       4,576     600,609     474,829
 Death benefits.............    (358,466)   (284,283)   (117,832)    (164,541)    (60,053)   (129,732)   (232,632)    (39,555)
 Surrenders.................  (6,468,703) (6,268,047) (7,258,645)  (6,233,618) (1,492,769) (1,506,380) (2,996,443) (1,419,594)
 Administrative expenses....    (117,882)   (120,531)   (353,699)    (379,670)    (30,064)    (28,588)   (179,562)    (82,477)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,173,341)    344,077  13,689,485  (31,813,153)   (175,588)    (24,782) 19,801,602   3,121,688
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,056,978) (6,017,230)  6,278,364  (38,143,963) (1,730,804) (1,684,906) 16,993,574   2,054,891
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (5,172,303)  9,158,114   1,135,010  (25,332,060)   (285,696)  1,921,900  16,043,240   8,081,154
Net assets at beginning
 of year....................  58,012,811  48,854,697  57,249,697   82,581,757  13,134,659  11,212,759  21,452,668  13,371,514
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $52,840,508  58,012,811  58,384,707   57,249,697  12,848,963  13,134,659  37,495,908  21,452,668
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     129,497     329,797   2,517,091    1,055,388      52,843      34,228   1,817,696     576,450
 Units redeemed.............    (632,077)   (708,800) (1,502,014)  (6,514,737)   (215,832)   (233,746)   (737,855)   (442,938)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (502,580)   (379,003)  1,015,077   (5,459,349)   (162,989)   (199,518)  1,079,841     133,512
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========

                                 AMERICAN CENTURY
                             VARIABLE PORTFOLIOS II,
                                       INC.
                             -----------------------


                                   VP INFLATION
                                PROTECTION FUND --
                                     CLASS II
                             -----------------------

                             ------------------------
                                2014         2013
                             ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (322,253)     (66,937)
 Net realized gain
   (loss) on investments....   (979,929)      59,085
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    716,436  (11,259,066)
 Capital gain
   distribution.............  1,860,681    2,868,295
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  1,274,935   (8,398,623)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    435,113      575,348
 Death benefits.............   (117,702)    (215,804)
 Surrenders................. (9,489,836)  (7,576,802)
 Administrative expenses....   (517,240)    (491,952)
 Transfers between
   subaccounts
   (including fixed
   account), net............    429,557    7,610,133
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (9,260,108)     (99,077)
                             ----------  -----------
Increase (decrease) in
 net assets................. (7,985,173)  (8,497,700)
Net assets at beginning
 of year.................... 76,251,353   84,749,053
                             ----------  -----------
Net assets at end of year... 68,266,180   76,251,353
                             ==========  ===========
Change in units (note 5):
 Units purchased............    803,678    1,451,366
 Units redeemed............. (1,564,496)  (1,431,701)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (760,818)      19,665
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                          BLACKROCK VARIABLE
                                       AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED)             SERIES FUNDS, INC.
                             -------------------------------------------------------------------------  ----------------------
                                                                                                               BLACKROCK
                                VP INCOME &      VP INTERNATIONAL      VP ULTRA(R)        VP VALUE         BASIC VALUE V.I.
                              GROWTH FUND --         FUND --             FUND --           FUND --              FUND --
                                  CLASS I            CLASS I             CLASS I           CLASS I         CLASS III SHARES
                             ----------------  -------------------  ----------------  ----------------  ----------------------
                                                                  YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                               2014     2013     2014       2013      2014     2013     2014     2013      2014        2013
                             -------  -------  --------  ---------  -------  -------  -------  -------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   319      418    (1,024)       282   (1,447)    (748)      42      176     (57,554)    (51,928)
 Net realized gain
   (loss) on investments....   3,018    4,018    37,507     47,281    5,210    4,038    3,164    2,861     910,786     798,784
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   6,064   21,033  (100,529)   134,961   (1,530)  13,825    6,076   22,025  (1,565,268)  2,988,603
 Capital gain
   distribution.............      --       --        --         --       --       --       --       --   1,742,781          --
                             -------  -------  --------  ---------  -------  -------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   9,401   25,469   (64,046)   182,524    2,233   17,115    9,282   25,062   1,030,745   3,735,459
                             -------  -------  --------  ---------  -------  -------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --       --    19,170         --       --       --       --       --      18,286     323,208
 Death benefits.............      --       --    (3,021)    (3,683)      --       --       --       --     (16,148)   (236,481)
 Surrenders.................  (3,433) (10,749)  (82,767)  (228,988)  (4,908)  (3,977)  (9,300) (14,254) (1,385,435) (1,440,172)
 Administrative expenses....    (153)    (219)   (1,631)    (1,858)    (366)    (354)    (199)    (217)    (74,807)    (64,311)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,101)  (7,403)    1,868    (27,391) 282,908   (8,153)  (5,225)  (3,609)     60,605    (346,958)
                             -------  -------  --------  ---------  -------  -------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,687) (18,371)  (66,381)  (261,920) 277,634  (12,484) (14,724) (18,080) (1,397,499) (1,764,714)
                             -------  -------  --------  ---------  -------  -------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets.................   2,714    7,098  (130,427)   (79,396) 279,867    4,631   (5,442)   6,982    (366,754)  1,970,745
Net assets at beginning
 of year....................  90,826   83,728   952,856  1,032,252   58,469   53,838   95,655   88,673  13,500,956  11,530,211
                             -------  -------  --------  ---------  -------  -------  -------  -------  ----------  ----------
Net assets at end of year... $93,540   90,826   822,429    952,856  338,336   58,469   90,213   95,655  13,134,202  13,500,956
                             =======  =======  ========  =========  =======  =======  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............      93       49    10,254      4,156   17,335       59        5       --      94,146     167,106
 Units redeemed.............    (510)  (1,249)  (13,090)   (22,599)  (1,031)    (923)    (673)    (884)   (187,272)   (295,147)
                             -------  -------  --------  ---------  -------  -------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (417)  (1,200)   (2,836)   (18,443)  16,304     (864)    (668)    (884)    (93,126)   (128,041)
                             =======  =======  ========  =========  =======  =======  =======  =======  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                             ----------------------------------------------------------------------
                                                              BLACKROCK
                                     BLACKROCK                LARGE CAP          BLACKROCK VALUE
                               GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                      FUND --                  FUND --               FUND --
                                  CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -------------------------  --------------------  ---------------------
                                                                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                 2014          2013        2014       2013       2014       2013
                             ------------  -----------  ---------  ---------  ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  1,025,883   (3,652,300)   (50,069)   (36,551)  (105,721)    (89,713)
 Net realized gain
   (loss) on investments....    8,752,023    9,095,275    218,577     99,976    704,763   1,326,615
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (42,355,435)  27,090,658   (234,155)   635,661   (908,351)  1,562,918
 Capital gain
   distribution.............   33,255,693   17,305,456    552,233    312,566    558,788          --
                             ------------  -----------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............      678,164   49,839,089    486,586  1,011,652    249,479   2,799,820
                             ------------  -----------  ---------  ---------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    1,647,975    2,691,324     25,530    160,039    168,776     162,038
 Death benefits.............     (608,462)    (576,704)    (4,607)    (3,829)    51,225     (20,921)
 Surrenders.................  (40,097,910) (41,275,207)  (716,413)  (124,570)  (770,018)   (454,028)
 Administrative expenses....   (2,474,383)  (2,355,210)   (10,951)    (9,328)   (30,309)    (29,983)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (6,494,463) (12,187,469)   227,179    (58,095)  (375,628) (5,171,752)
                             ------------  -----------  ---------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (48,027,243) (53,703,266)  (479,262)   (35,783)  (955,954) (5,514,646)
                             ------------  -----------  ---------  ---------  ---------  ----------
Increase (decrease) in
 net assets.................  (47,349,079)  (3,864,177)     7,324    975,869   (706,475) (2,714,826)
Net assets at beginning
 of year....................  426,794,729  430,658,906  4,207,348  3,231,479  7,670,483  10,385,309
                             ------------  -----------  ---------  ---------  ---------  ----------
Net assets at end of year... $379,445,650  426,794,729  4,214,672  4,207,348  6,964,008   7,670,483
                             ============  ===========  =========  =========  =========  ==========
Change in units (note 5):
 Units purchased............    1,244,925    1,787,659     30,187     44,054     65,725      90,409
 Units redeemed.............   (4,794,082)  (6,122,276)   (57,804)   (46,453)  (119,804)   (465,720)
                             ------------  -----------  ---------  ---------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,549,157)  (4,334,617)   (27,617)    (2,399)   (54,079)   (375,311)
                             ============  ===========  =========  =========  =========  ==========

                                COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                             ----------------------------------------------
                                                        COLUMBIA VARIABLE
                                COLUMBIA VARIABLE     PORTFOLIO -- MARSICO
                              PORTFOLIO -- MARSICO        INTERNATIONAL
                                 GROWTH FUND --       OPPORTUNITIES FUND --
                                     CLASS 1                 CLASS 2
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2014        2013        2014        2013
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (354,310)   (363,453)   (785,948)   (653,949)
 Net realized gain
   (loss) on investments....  2,329,226   2,696,326   1,412,512   1,215,095
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (3,891,048)  5,662,520  (3,983,997)  8,308,414
 Capital gain
   distribution.............  3,887,187          --          --          --
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,971,055   7,995,393  (3,357,433)  8,869,560
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     63,914      30,601     221,810     305,661
 Death benefits.............    (62,305)       (798)    (45,333)   (107,394)
 Surrenders................. (3,645,133) (3,527,103) (6,253,848) (5,783,804)
 Administrative expenses....   (112,702)   (102,658)   (243,129)   (233,279)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,740,089) (2,329,870)  1,094,103  (3,641,746)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,496,315) (5,929,828) (5,226,397) (9,460,562)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (3,525,260)  2,065,565  (8,583,830)   (591,002)
Net assets at beginning
 of year.................... 28,016,854  25,951,289  52,666,284  53,257,286
                             ----------  ----------  ----------  ----------
Net assets at end of year... 24,491,594  28,016,854  44,082,454  52,666,284
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     73,387     142,002     487,094     300,061
 Units redeemed.............   (338,164)   (482,162)   (770,834)   (972,885)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (264,777)   (340,160)   (283,740)   (672,824)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                DEUTSCHE
                             VARIABLE SERIES I    DEUTSCHE VARIABLE SERIES II                     DREYFUS
-                            ----------------  ---------------------------------  --------------------------------------
                                                                                       DREYFUS
                                                                                     INVESTMENT
                                                   DEUTSCHE         DEUTSCHE         PORTFOLIOS       DREYFUS VARIABLE
                             DEUTSCHE CAPITAL     LARGE CAP       SMALL MID CAP     MIDCAP STOCK     INVESTMENT FUND --
                              GROWTH VIP --      VALUE VIP --     VALUE VIP --      PORTFOLIO --        MONEY MARKET
                             CLASS B SHARES     CLASS B SHARES   CLASS B SHARES    INITIAL SHARES         PORTFOLIO
                             ----------------  ---------------  ----------------  ----------------  --------------------
                                                         YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------  ---------
                               2014     2013     2014    2013     2014     2013     2014     2013      2014       2013
                             -------   -----   -------  ------  -------  -------  -------  -------  ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (87)    (38)     (273)    (94)    (420)    (281)    (506)     (79)   (18,146)   (17,147)
 Net realized gain
   (loss) on investments....     326      18     4,220   1,598    3,899    2,891    1,716      825         (5)        --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........      88   1,995     1,577  17,586   (4,073)  11,151    8,576   26,002        (89)        --
 Capital gain
   distribution.............     472      --        --      --      209       --      554       --         --         --
                             -------   -----   -------  ------  -------  -------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     799   1,975     5,524  19,090     (385)  13,761   10,340   26,748    (18,240)   (17,147)
                             -------   -----   -------  ------  -------  -------  -------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --      --        --      --       --       --       --       --         --         --
 Death benefits.............      --      --        --      --       --       --       --       --   (978,712)  (718,385)
 Surrenders.................      --      --    (6,806) (5,098) (18,706)  (1,840)  (4,692)  (4,040)  (173,027)  (530,757)
 Administrative expenses....     (19)    (25)      (81)    (92)    (101)    (143)    (665)    (601)    (1,949)    (3,225)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,244)     34    (9,108) (4,701)    (239) (18,411)      (1)       1  1,359,524  1,567,622
                             -------   -----   -------  ------  -------  -------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,263)      9   (15,995) (9,891) (19,046) (20,394)  (5,358)  (4,640)   205,836    315,255
                             -------   -----   -------  ------  -------  -------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    (464)  1,984   (10,471)  9,199  (19,431)  (6,633)   4,982   22,108    187,596    298,108
Net assets at beginning
 of year....................   8,098   6,114    81,013  71,814   43,896   50,529  105,267   83,159    986,110    688,002
                             -------   -----   -------  ------  -------  -------  -------  -------  ---------  ---------
Net assets at end of year... $ 7,634   8,098    70,542  81,013   24,465   43,896  110,249  105,267  1,173,706    986,110
                             =======   =====   =======  ======  =======  =======  =======  =======  =========  =========
Change in units (note 5):
 Units purchased............      --       3       173     119       38       27       --       --    232,389    173,240
 Units redeemed.............     (92)     (2)   (1,445) (1,002)    (703)    (811)    (220)    (216)  (212,393)  (141,033)
                             -------   -----   -------  ------  -------  -------  -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (92)      1    (1,272)   (883)    (665)    (784)    (220)    (216)    19,996     32,207
                             =======   =====   =======  ======  =======  =======  =======  =======  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    EATON VANCE VARIABLE
                            DREYFUS (CONTINUED)            TRUST
                           ---------------------  -----------------------  -----------------------
                            THE DREYFUS SOCIALLY
                             RESPONSIBLE GROWTH                             FEDERATED HIGH INCOME
                           FUND, INC. -- INITIAL      VT FLOATING-RATE         BOND FUND II --
                                   SHARES               INCOME FUND            PRIMARY SHARES
                           ---------------------  -----------------------  ----------------------
                                                                           YEAR ENDED DECEMBER 31,
                           -----------------------------------------------------------------------
                              2014        2013        2014        2013        2014        2013
                           ----------  ---------  -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense).............. $  (28,263)   (13,944)   1,090,447   1,568,846     902,732   1,286,135
 Net realized gain
   (loss) on investments..     46,333     55,416     (129,644)    244,109     298,381     345,053
 Change in unrealized
   appreciation
   (depreciation)
   on investments.........    201,345  1,198,184   (1,768,385)   (739,604)   (922,456)   (471,562)
 Capital gain
   distribution...........    360,534         --           --     574,708          --          --
                           ----------  ---------  -----------  ----------  ----------  ----------
   Increase (decrease)
    in net assets from
    operations............    579,949  1,239,656     (807,582)  1,648,059     278,657   1,159,626
                           ----------  ---------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums.............        328        287      524,261   1,661,957         570      14,704
 Death benefits...........         --         --      (78,540)   (296,350)   (476,940)   (387,815)
 Surrenders...............    (50,465)   (23,142) (10,535,020) (7,810,089) (2,441,379) (2,745,850)
 Administrative expenses..    (19,940)   (16,143)    (460,577)   (470,002)    (24,877)    (34,637)
 Transfers between
   subaccounts
   (including fixed
   account), net..........  1,153,275     24,145     (242,800) 20,571,349  (1,599,095) (1,612,421)
                           ----------  ---------  -----------  ----------  ----------  ----------
   Increase (decrease)
    in net assets from
    capital transactions..  1,083,198    (14,853) (10,792,676) 13,656,865  (4,541,721) (4,766,019)
                           ----------  ---------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets...............  1,663,147  1,224,803  (11,600,258) 15,304,924  (4,263,064) (3,606,393)
Net assets at beginning
 of year..................  5,075,453  3,850,650   79,695,323  64,390,399  20,139,212  23,745,605
                           ----------  ---------  -----------  ----------  ----------  ----------
Net assets at end of year. $6,738,600  5,075,453   68,095,065  79,695,323  15,876,148  20,139,212
                           ==========  =========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased..........     63,744     14,245    1,057,306   5,521,139     128,216     132,261
 Units redeemed...........     (7,426)   (16,176)  (1,914,079) (4,365,176)   (309,839)   (315,887)
                           ----------  ---------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners........     56,318     (1,931)    (856,773)  1,155,963    (181,623)   (183,626)
                           ==========  =========  ===========  ==========  ==========  ==========

                           FEDERATED INSURANCE SERIES
                           ------------------------------------------------

                            FEDERATED HIGH INCOME     FEDERATED KAUFMANN
                               BOND FUND II --        FUND II -- SERVICE
                                SERVICE SHARES              SHARES
                           -----------------------  ----------------------

                           ------------------------------------------------
                              2014         2013        2014        2013
                           ----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)..............  1,275,002    1,986,630    (349,226)   (345,023)
 Net realized gain
   (loss) on investments..    341,794    1,092,032   1,271,021     935,106
 Change in unrealized
   appreciation
   (depreciation)
   on investments......... (1,298,562)  (1,082,999) (1,705,256)  4,575,795
 Capital gain
   distribution...........         --           --   2,498,167   1,984,572
                           ----------  -----------  ----------  ----------
   Increase (decrease)
    in net assets from
    operations............    318,234    1,995,663   1,714,706   7,150,450
                           ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums.............    349,379      586,301      81,064      31,799
 Death benefits...........   (155,055)    (128,177)      5,248     (87,983)
 Surrenders............... (2,882,536)  (3,197,273) (2,867,407) (2,267,943)
 Administrative expenses..   (110,354)    (125,166)    (85,473)    (81,057)
 Transfers between
   subaccounts
   (including fixed
   account), net.......... (1,988,878)  (8,094,548) (1,195,868) (1,740,161)
                           ----------  -----------  ----------  ----------
   Increase (decrease)
    in net assets from
    capital transactions.. (4,787,444) (10,958,863) (4,062,436) (4,145,345)
                           ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets............... (4,469,210)  (8,963,200) (2,347,730)  3,005,105
Net assets at beginning
 of year.................. 31,010,971   39,974,171  24,190,789  21,185,684
                           ----------  -----------  ----------  ----------
Net assets at end of year. 26,541,761   31,010,971  21,843,059  24,190,789
                           ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased..........    134,793      469,334      52,468      32,136
 Units redeemed...........   (367,396)  (1,014,741)   (219,109)   (247,943)
                           ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners........   (232,603)    (545,407)   (166,641)   (215,807)
                           ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                FEDERATED INSURANCE SERIES (CONTINUED)
                           -----------------------------------------------

                            FEDERATED MANAGED TAIL
                               RISK FUND II --         FEDERATED MANAGED
                                PRIMARY SHARES        VOLATILITY FUND II
                           -----------------------  ----------------------

                           ------------------------------------------------
                               2014        2013        2014        2013
                           -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense).............. $    30,606     (39,325)    173,632     133,190
 Net realized gain
   (loss) on investments..      (7,502)    223,251     318,687     234,149
 Change in unrealized
   appreciation
   (depreciation)
   on investments.........  (1,887,013)    926,301    (908,142)  1,304,711
 Capital gain
   distribution...........   1,678,494     198,553     653,188          --
                           -----------  ----------  ----------  ----------
   Increase (decrease)
    in net assets from
    operations............    (185,415)  1,308,780     237,365   1,672,050
                           -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums.............       2,970       5,004         430      11,541
 Death benefits...........     (84,887)   (183,856)   (128,581)   (179,779)
 Surrenders...............  (1,148,974) (1,262,103) (1,615,140) (1,123,133)
 Administrative expenses..     (14,164)    (16,714)    (13,514)    (13,176)
 Transfers between
   subaccounts
   (including fixed
   account), net..........      12,311    (165,138)    602,785     454,523
                           -----------  ----------  ----------  ----------
   Increase (decrease)
    in net assets from
    capital transactions..  (1,232,744) (1,622,807) (1,154,020)   (850,024)
                           -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets...............  (1,418,159)   (314,027)   (916,655)    822,026
Net assets at beginning
 of year..................   9,017,620   9,331,647   9,573,745   8,751,719
                           -----------  ----------  ----------  ----------
Net assets at end of year. $ 7,599,461   9,017,620   8,657,090   9,573,745
                           ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased..........      25,441       7,096      64,796      61,912
 Units redeemed...........    (123,828)   (142,364)   (110,925)   (106,405)
                           -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners........     (98,387)   (135,268)    (46,129)    (44,493)
                           ===========  ==========  ==========  ==========

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                           -----------------------------------------------------------------------
                                  VIP ASSET               VIP ASSET
                                 MANAGER/SM/             MANAGER/SM              VIP BALANCED
                                PORTFOLIO --            /PORTFOLIO --            PORTFOLIO --
                                INITIAL CLASS          SERVICE CLASS 2         SERVICE CLASS 2
                           ----------------------  ----------------------  -----------------------
                            YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------------------
                              2014        2013        2014        2013         2014        2013
                           ----------  ----------  ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)..............    128,429     183,989     (76,935)    (67,039)    (520,214)   (459,377)
 Net realized gain
   (loss) on investments..  1,330,499     923,262     401,617     366,555    1,929,415   2,635,461
 Change in unrealized
   appreciation
   (depreciation)
   on investments......... (1,532,400)  6,733,890    (451,429)  1,242,244   (5,372,543)  6,571,378
 Capital gain
   distribution...........  2,772,138     142,108     574,903      30,079   10,085,968   3,540,581
                           ----------  ----------  ----------  ----------  -----------  ----------
   Increase (decrease)
    in net assets from
    operations............  2,698,666   7,983,249     448,156   1,571,839    6,122,626  12,288,043
                           ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums.............     30,116      19,970         408     154,623      235,550     695,343
 Death benefits...........   (642,211) (1,186,826)    (16,809)    (11,364)    (162,129)   (198,306)
 Surrenders............... (5,963,885) (5,573,595) (1,499,499)   (902,898)  (7,925,382) (9,835,505)
 Administrative expenses..    (51,855)    (55,573)    (22,621)    (27,468)    (360,076)   (307,331)
 Transfers between
   subaccounts
   (including fixed
   account), net..........   (408,373)   (718,068)   (445,848) (1,099,747)  (4,026,840)  3,938,357
                           ----------  ----------  ----------  ----------  -----------  ----------
   Increase (decrease)
    in net assets from
    capital transactions.. (7,036,208) (7,514,092) (1,984,369) (1,886,854) (12,238,877) (5,707,442)
                           ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets............... (4,337,542)    469,157  (1,536,213)   (315,015)  (6,116,251)  6,580,601
Net assets at beginning
 of year.................. 60,583,759  60,114,602  12,521,060  12,836,075   81,678,757  75,098,156
                           ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year. 56,246,217  60,583,759  10,984,847  12,521,060   75,562,506  81,678,757
                           ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased..........     25,321      30,780      25,869      55,378      755,591   1,370,265
 Units redeemed...........   (200,805)   (243,517)   (157,751)   (193,826)  (1,590,196) (1,836,064)
                           ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners........   (175,484)   (212,737)   (131,882)   (138,448)    (834,605)   (465,799)
                           ==========  ==========  ==========  ==========  ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
-                            ----------------------------------------------------------------------------------------------------
                                                                                       VIP DYNAMIC
                                                                                         CAPITAL
                                 VIP CONTRAFUND(R)          VIP CONTRAFUND(R)         APPRECIATION          VIP EQUITY-INCOME
                                    PORTFOLIO --              PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                   INITIAL CLASS             SERVICE CLASS 2         SERVICE CLASS 2          INITIAL CLASS
                             -------------------------  ------------------------  --------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2014          2013         2014         2013        2014       2013        2014         2013
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (680,750)    (528,597)  (2,702,581)  (2,442,478)   (35,959)   (36,606)   1,408,690    1,125,001
 Net realized gain
   (loss) on investments....    7,736,226    5,313,306   24,813,099   14,750,964    202,340    188,248    2,555,503    1,587,441
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    3,309,442   28,708,667   (1,544,579)  57,995,773    (40,742)   425,911    2,037,033   15,418,505
 Capital gain
   distribution.............    2,548,582       35,769    5,071,552       77,383    108,576    204,960    1,442,819    6,965,038
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   12,913,500   33,529,145   25,637,491   70,381,642    234,215    782,513    7,444,045   25,095,985
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       60,575      175,429    1,743,938    1,834,141      6,368      1,108       48,486      107,331
 Death benefits.............   (1,775,924)  (2,353,300)    (674,892)  (1,030,592)        --     (5,270)  (1,304,874)  (1,362,730)
 Surrenders.................  (15,501,147) (15,644,736) (31,774,996) (27,913,001)  (410,624)  (281,177) (14,124,996) (11,605,177)
 Administrative expenses....     (175,964)    (188,171)  (1,627,934)  (1,470,783)    (8,801)    (8,530)    (116,381)    (127,803)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,693,969)  (2,296,395) (29,792,050) (18,903,708)   493,667    104,177     (891,975)  (1,196,004)
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (19,086,429) (20,307,173) (62,125,934) (47,483,943)    80,610   (189,692) (16,389,740) (14,184,383)
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in
 net assets.................   (6,172,929)  13,221,972  (36,488,443)  22,897,699    314,825    592,821   (8,945,695)  10,911,602
Net assets at beginning
 of year....................  136,622,356  123,400,384  290,517,421  267,619,722  2,703,680  2,110,859  111,500,086  100,588,484
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
Net assets at end of year... $130,449,427  136,622,356  254,028,978  290,517,421  3,018,505  2,703,680  102,554,391  111,500,086
                             ============  ===========  ===========  ===========  =========  =========  ===========  ===========
Change in units (note 5):
 Units purchased............      111,158      151,152    1,041,879    1,686,419     34,890     33,286       97,334      169,744
 Units redeemed.............     (621,240)    (861,699)  (4,828,293)  (5,257,390)   (35,649)   (38,619)    (474,946)    (573,623)
                             ------------  -----------  -----------  -----------  ---------  ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (510,082)    (710,547)  (3,786,414)  (3,570,971)      (759)    (5,333)    (377,612)    (403,879)
                             ============  ===========  ===========  ===========  =========  =========  ===========  ===========

-                            -------------------------


                                 VIP EQUITY-INCOME
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                             ------------------------

                             -------------------------
                                 2014         2013
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   1,006,417      795,179
 Net realized gain
   (loss) on investments....   7,583,002    4,304,240
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (999,406)  18,311,064
 Capital gain
   distribution.............   1,847,761    9,457,200
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   9,437,774   32,867,683
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     623,941      832,512
 Death benefits.............    (246,159)    (394,510)
 Surrenders................. (15,276,950) (13,500,962)
 Administrative expenses....    (765,623)    (723,971)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (17,734,991)  (5,707,446)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (33,399,782) (19,494,377)
                             -----------  -----------
Increase (decrease) in
 net assets................. (23,962,008)  13,373,306
Net assets at beginning
 of year.................... 148,988,964  135,615,658
                             -----------  -----------
Net assets at end of year... 125,026,956  148,988,964
                             ===========  ===========
Change in units (note 5):
 Units purchased............     781,585      977,248
 Units redeemed.............  (3,117,402)  (2,568,860)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,335,817)  (1,591,612)
                             ===========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                       VIP                      VIP                 VIP GROWTH              VIP GROWTH
                                     GROWTH &                GROWTH &              OPPORTUNITIES           OPPORTUNITIES
                               INCOME PORTFOLIO --      INCOME PORTFOLIO --        PORTFOLIO --            PORTFOLIO --
                                  INITIAL CLASS           SERVICE CLASS 2          INITIAL CLASS          SERVICE CLASS 2
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2014        2013        2014        2013        2014        2013        2014        2013
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    65,191      98,014     (13,933)     15,330    (139,068)   (127,101)   (482,967)   (495,787)
 Net realized gain
   (loss) on investments....   1,617,336   1,438,184   1,344,216   1,200,510   1,118,673     961,410   3,164,386   2,293,982
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     513,424   5,224,888     137,472   3,598,779      98,723   2,520,871    (292,252)  7,144,954
 Capital gain
   distribution.............       6,849          --       5,030          --      10,378       5,604      18,690      14,618
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,202,800   6,761,086   1,472,785   4,814,619   1,088,706   3,360,784   2,407,857   8,957,767
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      13,665      86,270      66,052     235,380       1,240      23,362     162,787     226,351
 Death benefits.............    (328,847)   (514,467)    (57,147)    (39,781)   (332,298)    (85,092)    (55,566)    (79,834)
 Surrenders.................  (3,092,007) (3,343,651) (2,385,913) (1,963,600) (1,366,706) (1,243,463) (3,292,194) (2,834,110)
 Administrative expenses....     (43,771)    (46,585)    (66,576)    (62,717)    (16,598)    (18,179)   (192,344)   (174,785)
 Transfers between
   subaccounts
   (including fixed
   account), net............     137,296     482,975    (442,419)  1,851,005    (209,668)    137,832  (3,580,654) (4,739,828)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,313,664) (3,335,458) (2,886,003)     20,287  (1,924,030) (1,185,540) (6,957,971) (7,602,206)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,110,864)  3,425,628  (1,413,218)  4,834,906    (835,324)  2,175,244  (4,550,114)  1,355,561
Net assets at beginning
 of year....................  26,538,142  23,112,514  19,438,454  14,603,548  11,844,390   9,669,146  30,628,824  29,273,263
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $25,427,278  26,538,142  18,025,236  19,438,454  11,009,066  11,844,390  26,078,710  30,628,824
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      66,620     153,981     100,935     409,972      45,640     154,021     510,917     374,350
 Units redeemed.............    (233,584)   (373,988)   (286,164)   (381,653)   (167,334)   (237,249)   (989,552)   (992,730)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (166,964)   (220,007)   (185,229)     28,319    (121,694)    (83,228)   (478,635)   (618,380)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             ------------------------

                                    VIP GROWTH
                                   PORTFOLIO --
                                  INITIAL CLASS
                             -----------------------

                             ------------------------
                                 2014        2013
                             -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (807,422)   (693,812)
 Net realized gain
   (loss) on investments....   5,981,537   3,232,297
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,263,901  16,484,231
 Capital gain
   distribution.............          --      42,796
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   6,438,016  19,065,512
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      29,253     159,084
 Death benefits.............    (795,472) (1,356,267)
 Surrenders.................  (9,618,288) (6,884,055)
 Administrative expenses....     (77,739)    (81,379)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (216,017) (1,271,346)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,678,263) (9,433,963)
                             -----------  ----------
Increase (decrease) in
 net assets.................  (4,240,247)  9,631,549
Net assets at beginning
 of year....................  69,535,936  59,904,387
                             -----------  ----------
Net assets at end of year...  65,295,689  69,535,936
                             ===========  ==========
Change in units (note 5):
 Units purchased............      93,334      44,688
 Units redeemed.............    (389,524)   (376,188)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (296,190)   (331,500)
                             ===========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -------------------------------------------------------------------------------------------
                                    VIP GROWTH              VIP GROWTH          VIP INVESTMENT GRADE      VIP MID CAP
                                   PORTFOLIO --         STOCK PORTFOLIO --        BOND PORTFOLIO --       PORTFOLIO --
                                 SERVICE CLASS 2          SERVICE CLASS 2          SERVICE CLASS 2       INITIAL CLASS
                             -----------------------  ----------------------  ------------------------  ---------------
                                                                            YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                 2014        2013        2014        2013         2014         2013       2014    2013
                             -----------  ----------  ----------  ----------  -----------  -----------  -------  ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (387,411)   (318,033)   (482,334)   (585,751)      74,495      379,963     (129)    (84)
 Net realized gain
   (loss) on investments....   1,741,171   1,490,271   2,700,055   2,463,157     (844,618)    (850,352)   2,717   1,561
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     864,475   4,779,766  (1,916,522)  5,903,073    5,037,754   (6,310,227)  (2,302)  3,664
 Capital gain
   distribution.............          --      15,737   3,591,233   3,394,288       46,378    1,529,573      631   3,465
                             -----------  ----------  ----------  ----------  -----------  -----------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............   2,218,235   5,967,741   3,892,432  11,174,767    4,314,009   (5,251,043)     917   8,606
                             -----------  ----------  ----------  ----------  -----------  -----------  -------  ------
From capital
 transactions (note 4):
 Net premiums...............     183,478     180,304     265,087     300,323      655,076    1,045,435      240     240
 Death benefits.............     (57,135)   (106,165)    (74,169)   (131,251)    (365,261)    (295,318)      --      --
 Surrenders.................  (2,535,025) (2,237,165) (4,591,228) (3,574,429) (13,502,464) (12,644,374) (18,382) (6,110)
 Administrative expenses....     (79,656)    (56,825)   (283,399)   (253,243)    (798,610)    (850,366)      --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (41,450)  3,826,021  (2,991,072) (5,754,313) (11,474,985)  (4,347,747)  12,050     (90)
                             -----------  ----------  ----------  ----------  -----------  -----------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,529,788)  1,606,170  (7,674,781) (9,412,913) (25,486,244) (17,092,370)  (6,092) (5,960)
                             -----------  ----------  ----------  ----------  -----------  -----------  -------  ------
Increase (decrease) in
 net assets.................    (311,553)  7,573,911  (3,782,349)  1,761,854  (21,172,235) (22,343,413)  (5,175)  2,646
Net assets at beginning
 of year....................  25,263,123  17,689,212  40,569,510  38,807,656  120,148,945  142,492,358   29,762  27,116
                             -----------  ----------  ----------  ----------  -----------  -----------  -------  ------
Net assets at end of year... $24,951,570  25,263,123  36,787,161  40,569,510   98,976,710  120,148,945   24,587  29,762
                             ===========  ==========  ==========  ==========  ===========  ===========  =======  ======
Change in units (note 5):
 Units purchased............     151,686     568,347     223,978     171,474    1,234,025    1,815,640      358       8
 Units redeemed.............    (339,937)   (543,780)   (728,487)   (921,533)  (3,292,069)  (3,222,337)    (539)   (202)
                             -----------  ----------  ----------  ----------  -----------  -----------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (188,251)     24,567    (504,509)   (750,059)  (2,058,044)  (1,406,697)    (181)   (194)
                             ===========  ==========  ==========  ==========  ===========  ===========  =======  ======

                             -------------------------
                                    VIP MID CAP
                                   PORTFOLIO --
                                  SERVICE CLASS 2
                             ------------------------

                             -------------------------
                                 2014         2013
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  (2,952,051)  (2,416,619)
 Net realized gain
   (loss) on investments....   7,155,782    7,621,779
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (579,587)  24,037,822
 Capital gain
   distribution.............   4,350,703   22,146,427
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   7,974,847   51,389,409
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   1,026,731    1,026,673
 Death benefits.............    (475,087)  (1,283,128)
 Surrenders................. (21,143,075) (17,110,626)
 Administrative expenses....    (883,081)    (748,781)
 Transfers between
   subaccounts
   (including fixed
   account), net............   2,501,755  (13,925,484)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (18,972,757) (32,041,346)
                             -----------  -----------
Increase (decrease) in
 net assets................. (10,997,910)  19,348,063
Net assets at beginning
 of year.................... 189,779,320  170,431,257
                             -----------  -----------
Net assets at end of year... 178,781,410  189,779,320
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,609,914      859,279
 Units redeemed.............  (2,130,699)  (2,772,928)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (520,785)  (1,913,649)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                               (CONTINUED)
                             -----------------------------------------------

                                   VIP OVERSEAS              VIP VALUE
                                   PORTFOLIO --       STRATEGIES PORTFOLIO --
                                  INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  ----------------------

                             ------------------------------------------------
                                 2014        2013        2014        2013
                             -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (25,288)       (831)    (82,258)    (70,623)
 Net realized gain
   (loss) on investments....     798,131     292,438   1,151,114     517,443
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,059,391)  5,789,558    (620,979)  1,810,537
 Capital gain
   distribution.............       6,396      90,435          --          --
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (2,280,152)  6,171,600     447,877   2,257,357
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       3,546      19,238     308,368     284,172
 Death benefits.............    (209,056)   (389,000)   (187,190)     11,941
 Surrenders.................  (3,524,048) (2,410,081) (1,000,391)   (871,276)
 Administrative expenses....     (27,756)    (31,153)    (42,762)    (39,924)
 Transfers between
   subaccounts
   (including fixed
   account), net............     368,105    (246,036) (3,815,586)  6,281,604
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,389,209) (3,057,032) (4,737,561)  5,666,517
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (5,669,361)  3,114,568  (4,289,684)  7,923,874
Net assets at beginning
 of year....................  26,592,567  23,477,999  12,418,344   4,494,470
                             -----------  ----------  ----------  ----------
Net assets at end of year... $20,923,206  26,592,567   8,128,660  12,418,344
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      62,510      69,497      73,664     616,418
 Units redeemed.............    (183,974)   (190,091)   (339,197)   (244,495)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (121,464)   (120,594)   (265,533)    371,923
                             ===========  ==========  ==========  ==========

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ---------------------------------------------------------------------
                                 FRANKLIN FOUNDING                                 FRANKLIN LARGE
                                 FUNDS ALLOCATION           FRANKLIN INCOME          CAP GROWTH
                                    VIP FUND --               VIP FUND --           VIP FUND --
                                  CLASS 2 SHARES            CLASS 2 SHARES         CLASS 2 SHARES
                             ------------------------  ------------------------  -----------------
                             YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------
                                 2014         2013         2014         2013       2014     2013
                             -----------  -----------  -----------  -----------  -------  --------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     961,401   10,897,093   14,542,020   23,171,634   (1,197)   (1,508)
 Net realized gain
   (loss) on investments....     228,191      420,023    9,765,322    3,641,039   12,316    18,299
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     121,232   (8,905,864)  (9,888,598)  31,620,854   15,540    60,417
 Capital gain
   distribution.............      91,755   18,956,728           --           --       --        --
                             -----------  -----------  -----------  -----------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   1,402,579   21,367,980   14,418,744   58,433,527   26,659    77,208
                             -----------  -----------  -----------  -----------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............     276,487      553,975      742,350    1,286,412       --        --
 Death benefits.............    (534,773)    (222,565)  (1,978,092)  (1,111,460)      --        --
 Surrenders................. (12,649,950) (11,330,586) (58,066,798) (64,743,291) (24,443) (103,034)
 Administrative expenses....    (596,788)    (563,271)  (1,531,083)  (1,484,564)  (1,003)   (1,084)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,510,363)  (3,661,324) (22,149,429) (21,272,973) (26,568)  (14,115)
                             -----------  -----------  -----------  -----------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions... (16,015,387) (15,223,771) (82,983,052) (87,325,876) (52,014) (118,233)
                             -----------  -----------  -----------  -----------  -------  --------
Increase (decrease) in
 net assets................. (14,612,808)   6,144,209  (68,564,308) (28,892,349) (25,355)  (41,025)
Net assets at beginning
 of year.................... 112,297,462  106,153,253  511,868,641  540,760,990  291,206   332,231
                             -----------  -----------  -----------  -----------  -------  --------
Net assets at end of year...  97,684,654  112,297,462  443,304,333  511,868,641  265,851   291,206
                             ===========  ===========  ===========  ===========  =======  ========
Change in units (note 5):
 Units purchased............     402,635      517,440    1,376,588    1,169,705       86        37
 Units redeemed.............  (1,770,140)  (1,983,722)  (7,020,845)  (7,666,679)  (2,995)   (7,324)
                             -----------  -----------  -----------  -----------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,367,505)  (1,466,282)  (5,644,257)  (6,496,974)  (2,909)   (7,287)
                             ===========  ===========  ===========  ===========  =======  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                 FRANKLIN MUTUAL         TEMPLETON FOREIGN      TEMPLETON FOREIGN      TEMPLETON GLOBAL
                                SHARES VIP FUND --          VIP FUND --            VIP FUND --         BOND VIP FUND --
                                  CLASS 2 SHARES          CLASS 1 SHARES         CLASS 2 SHARES         CLASS 1 SHARES
                             -----------------------  ----------------------  --------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                 2014        2013        2014        2013        2014       2013       2014        2013
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    82,992     102,672      71,847     111,599        412      9,732     376,195     409,894
 Net realized gain
   (loss) on investments....   1,302,279   1,050,874     399,275     233,280     46,773     60,528     136,204     187,490
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (349,360)  3,688,086  (1,765,275)  1,679,995   (235,412)   229,598    (435,509)   (693,233)
 Capital gain
   distribution.............     106,261          --          --          --         --         --          --     140,876
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,142,172   4,841,632  (1,294,153)  2,024,874   (188,227)   299,858      76,890      45,027
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      39,082      27,778       7,208       6,041     33,548         --       1,080       2,292
 Death benefits.............     (27,710)    (51,945)   (105,058)    (57,353)    (5,292)    (6,356)   (182,467)   (152,368)
 Surrenders.................  (2,184,152) (2,050,603) (1,312,659) (1,072,736)  (122,411)  (370,558) (1,831,754) (1,220,016)
 Administrative expenses....     (90,776)    (79,805)    (17,387)    (18,359)    (2,512)    (2,770)    (15,365)    (18,087)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (463,977) (1,098,579)    211,911     607,579     85,860    (67,481)    869,665    (295,080)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,727,533) (3,253,154) (1,215,985)   (534,828)   (10,807)  (447,165) (1,158,841) (1,683,259)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,585,361)  1,588,478  (2,510,138)  1,490,046   (199,034)  (147,307) (1,081,951) (1,638,232)
Net assets at beginning
 of year....................  21,576,005  19,987,527  11,488,076   9,998,030  1,540,913  1,688,220  10,735,406  12,373,638
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year... $19,990,644  21,576,005   8,977,938  11,488,076  1,341,879  1,540,913   9,653,455  10,735,406
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............      78,940      73,865      83,089     103,524     22,272      8,614      64,029      38,279
 Units redeemed.............    (248,551)   (307,633)   (160,728)   (144,543)   (20,403)   (40,767)   (126,324)   (129,671)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (169,611)   (233,768)    (77,639)    (41,019)     1,869    (32,153)    (62,295)    (91,392)
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ==========

                             -----------------------
                                TEMPLETON GROWTH
                                   VIP FUND --
                                 CLASS 2 SHARES
                             ----------------------

                             -----------------------
                                2014        2013
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (41,051)    119,038
 Net realized gain
   (loss) on investments....  1,067,739     602,233
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (1,415,299)  2,817,536
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (388,611)  3,538,807
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     63,379      28,680
 Death benefits.............      4,933      13,812
 Surrenders................. (1,473,901) (1,712,959)
 Administrative expenses....    (61,777)    (55,912)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (3,709,176)  2,471,267
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,176,542)    744,888
                             ----------  ----------
Increase (decrease) in
 net assets................. (5,565,153)  4,283,695
Net assets at beginning
 of year.................... 17,367,501  13,083,806
                             ----------  ----------
Net assets at end of year... 11,802,348  17,367,501
                             ==========  ==========
Change in units (note 5):
 Units purchased............    144,397     498,590
 Units redeemed.............   (561,460)   (460,002)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (417,063)     38,588
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                             GE INVESTMENTS FUNDS, INC.
                             -------------------------------------------------------------------------------------------------
                                    CORE VALUE
                                  EQUITY FUND --          INCOME FUND --       PREMIER GROWTH EQUITY   REAL ESTATE SECURITIES
                                  CLASS 1 SHARES          CLASS 1 SHARES      FUND -- CLASS 1 SHARES   FUND -- CLASS 1 SHARES
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2014        2013        2014        2013        2014        2013         2014        2013
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (111,854)    (97,512)    196,105     297,552    (354,943)   (322,473)      40,789       2,053
 Net realized gain
   (loss) on investments....     730,035     520,710       3,588     (11,506)  2,224,486   2,246,449    4,399,216   3,514,086
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,579,683)  2,456,999     847,688  (1,274,858) (2,395,957)  5,103,754    8,937,471  (9,946,643)
 Capital gain
   distribution.............   2,384,111   1,055,201          --          --   4,421,832   2,256,771    7,673,631   4,489,547
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,422,609   3,935,398   1,047,381    (988,812)  3,895,418   9,284,501   21,051,107  (1,940,957)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      58,703     178,880     122,683     358,865      29,946      82,610      524,208     563,648
 Death benefits.............    (111,841)   (134,609)   (282,194)   (525,643)   (245,466)   (379,865)    (547,923)   (611,126)
 Surrenders.................  (1,747,539) (1,259,307) (3,798,447) (3,945,456) (3,327,458) (3,768,705)  (9,432,032) (6,990,152)
 Administrative expenses....     (47,720)    (43,173)    (74,383)    (81,563)    (77,988)    (79,815)    (354,207)   (294,451)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (436,439)   (588,796)    868,232  (2,219,935) (1,376,006) (1,037,473) (20,304,111) 27,647,535
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,284,836) (1,847,005) (3,164,109) (6,413,732) (4,996,972) (5,183,248) (30,114,065) 20,315,454
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................    (862,227)  2,088,393  (2,116,728) (7,402,544) (1,101,554)  4,101,253   (9,062,958) 18,374,497
Net assets at beginning
 of year....................  15,642,880  13,554,487  30,651,893  38,054,437  34,859,122  30,757,869   82,755,330  64,380,833
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $14,780,653  15,642,880  28,535,165  30,651,893  33,757,568  34,859,122   73,692,372  82,755,330
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............      24,762      52,087     205,063     169,890      50,370     141,686      268,132   2,669,035
 Units redeemed.............    (157,727)   (171,324)   (430,600)   (596,251)   (334,887)   (506,189)  (1,906,475) (1,014,564)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (132,965)   (119,237)   (225,537)   (426,361)   (284,517)   (364,503)  (1,638,343)  1,654,471
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ==========

                             -------------------------


                               S&P 500(R) INDEX FUND
                             ------------------------

                             -------------------------
                                 2014         2013
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     187,979      381,484
 Net realized gain
   (loss) on investments....  11,225,481   10,330,018
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,799,540   31,054,679
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  18,213,000   41,766,181
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     609,693      906,369
 Death benefits.............  (1,863,150)    (828,944)
 Surrenders................. (18,764,795) (19,770,850)
 Administrative expenses....    (345,772)    (344,451)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,934,641)  (2,831,031)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (22,298,665) (22,868,907)
                             -----------  -----------
Increase (decrease) in
 net assets.................  (4,085,665)  18,897,274
Net assets at beginning
 of year.................... 169,583,308  150,686,034
                             -----------  -----------
Net assets at end of year... 165,497,643  169,583,308
                             ===========  ===========
Change in units (note 5):
 Units purchased............     466,018    1,022,719
 Units redeemed.............  (1,500,998)  (2,315,706)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,034,980)  (1,292,987)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ----------------------------------------------------------------------------------

                             SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --         TOTAL RETURN FUND --
                                  CLASS 1 SHARES             CLASS 1 SHARES               CLASS 3 SHARES
                             -----------------------  ----------------------------  --------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                 2014        2013          2014           2013          2014          2013
                             -----------  ----------  -------------  -------------  ------------  ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (612,034)   (621,630)      (145,715)    (1,838,294)   (5,121,092)   (7,269,409)
 Net realized gain
   (loss) on investments....   1,934,954   2,152,938     38,582,729     30,837,255    22,877,395    17,447,551
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (6,122,659)  5,550,672    (30,059,305)    46,752,894   (14,223,234)   60,160,634
 Capital gain
   distribution.............   5,569,249   4,876,639     26,324,923     48,060,705    25,348,308    46,637,681
                             -----------  ----------  -------------  -------------  ------------  ------------
    Increase (decrease)
     in net assets from
     operations.............     769,510  11,958,619     34,702,632    123,812,560    28,881,377   116,976,457
                             -----------  ----------  -------------  -------------  ------------  ------------
From capital
 transactions (note 4):
 Net premiums...............      77,575     210,413     10,769,811     13,480,452     5,603,877     5,756,394
 Death benefits.............    (131,710)   (361,175)    (1,159,110)    (1,538,023)   (2,989,594)   (2,063,287)
 Surrenders.................  (5,201,536) (4,941,606)  (158,406,843)  (129,101,451) (107,354,982)  (97,134,382)
 Administrative expenses....     (97,418)    (99,262)      (564,859)      (598,321)   (3,772,974)   (3,577,986)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,694,071)    270,056     11,656,500     24,863,883   (25,904,586)  (28,655,752)
                             -----------  ----------  -------------  -------------  ------------  ------------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,047,160) (4,921,574)  (137,704,501)   (92,893,460) (134,418,259) (125,675,013)
                             -----------  ----------  -------------  -------------  ------------  ------------
Increase (decrease) in
 net assets.................  (6,277,650)  7,037,045   (103,001,869)    30,919,100  (105,536,882)   (8,698,556)
Net assets at beginning
 of year....................  43,824,074  36,787,029  1,025,906,154    994,987,054   988,824,233   997,522,789
                             -----------  ----------  -------------  -------------  ------------  ------------
Net assets at end of year... $37,546,424  43,824,074    922,904,285  1,025,906,154   883,287,351   988,824,233
                             ===========  ==========  =============  =============  ============  ============
Change in units (note 5):
 Units purchased............      80,398     171,360      9,959,632      9,035,104     2,722,542     2,606,928
 Units redeemed.............    (353,055)   (392,699)   (18,879,209)   (15,549,867)  (14,381,773)  (14,295,811)
                             -----------  ----------  -------------  -------------  ------------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (272,657)   (221,339)    (8,919,577)    (6,514,763)  (11,659,231)  (11,688,883)
                             ===========  ==========  =============  =============  ============  ============

                                                          GOLDMAN SACHS
                                                       VARIABLE INSURANCE
                                                              TRUST
                             ----------------------- ----------------------
                                                       GOLDMAN SACHS LARGE
                               U.S. EQUITY FUND --      CAP VALUE FUND --
                                 CLASS 1 SHARES       INSTITUTIONAL SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2014        2013        2014        2013
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (179,348)   (161,149)    (14,126)    (28,889)
 Net realized gain
   (loss) on investments....  1,727,389   1,363,368     444,670     363,935
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (650,273)  6,458,001  (1,171,722)  1,330,428
 Capital gain
   distribution.............  2,152,498          --   1,865,941   1,220,821
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,050,266   7,660,220   1,124,763   2,886,295
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     98,323      64,836       2,739         784
 Death benefits.............   (263,746)   (265,103)   (207,497)   (108,107)
 Surrenders................. (2,883,719) (2,874,248) (1,235,994) (1,129,001)
 Administrative expenses....    (75,119)    (69,134)    (16,332)    (16,178)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,053,121  (1,022,502)   (686,137)    307,396
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,071,140) (4,166,151) (2,143,221)   (945,106)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    979,126   3,494,069  (1,018,458)  1,941,189
Net assets at beginning
 of year.................... 29,293,486  25,799,417  11,349,259   9,408,070
                             ----------  ----------  ----------  ----------
Net assets at end of year... 30,272,612  29,293,486  10,330,801  11,349,259
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    138,540     104,341      34,945      85,535
 Units redeemed.............   (284,064)   (406,011)   (176,090)   (152,136)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (145,524)   (301,670)   (141,145)    (66,601)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             GOLDMAN SACHS VARIABLE INSURANCE TRUST (CONTINUED)
                             --------------------------------------------------  ----------------------
                                                         GOLDMAN SACHS MONEY       JPMORGAN INSURANCE
                              GOLDMAN SACHS MID CAP         MARKET FUND --          TRUST CORE BOND
                                    VALUE FUND              SERVICE SHARES        PORTFOLIO -- CLASS 1
                             -----------------------  -------------------------  ---------------------

                                                      YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------
                                 2014        2013         2014         2013         2014       2013
                             -----------  ----------  -----------  ------------  ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (290,956)   (402,949)  (2,706,713)   (2,964,186)    68,586     123,079
 Net realized gain
   (loss) on investments....   3,573,681   3,780,523           --            --     (1,711)     18,210
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (6,450,455)  7,812,058           --            --     36,035    (275,010)
 Capital gain
   distribution.............   9,805,911   4,624,160           --            --         --          --
                             -----------  ----------  -----------  ------------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   6,638,181  15,813,792   (2,706,713)   (2,964,186)   102,910    (133,721)
                             -----------  ----------  -----------  ------------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............     136,440      93,518    1,424,905     1,961,227     76,681          --
 Death benefits.............    (851,803) (1,056,043) (96,987,468) (106,127,472)   (11,929)    (14,452)
 Surrenders.................  (8,256,344) (7,712,589) (69,913,760)  (82,607,414)  (368,285)   (921,443)
 Administrative expenses....    (105,693)    (98,885)    (432,621)     (458,259)    (5,172)     (6,701)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,801,707    (154,545) 153,923,342   161,447,328   (153,890)     62,456
                             -----------  ----------  -----------  ------------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,275,693) (8,928,544) (11,985,602)  (25,784,590)  (462,595)   (880,140)
                             -----------  ----------  -----------  ------------  ---------  ----------
Increase (decrease) in
 net assets.................    (637,512)  6,885,248  (14,692,315)  (28,748,776)  (359,685) (1,013,861)
Net assets at beginning
 of year....................  60,620,757  53,735,509  172,860,209   201,608,985  3,539,172   4,553,033
                             -----------  ----------  -----------  ------------  ---------  ----------
Net assets at end of year... $59,983,245  60,620,757  158,167,894   172,860,209  3,179,487   3,539,172
                             ===========  ==========  ===========  ============  =========  ==========
Change in units (note 5):
 Units purchased............     237,101     264,863   25,634,012    25,232,681     34,709      34,835
 Units redeemed.............    (397,634)   (513,896) (26,876,843)  (27,854,171)   (68,652)   (100,597)
                             -----------  ----------  -----------  ------------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (160,533)   (249,033)  (1,242,831)   (2,621,490)   (33,943)    (65,762)
                             ===========  ==========  ===========  ============  =========  ==========

                                JPMORGAN INSURANCE TRUST
                             ---------------------------------------------------
                                JPMORGAN INSURANCE     JPMORGAN INSURANCE TRUST
                                TRUST EQUITY INDEX       INTERNATIONAL EQUITY
                               PORTFOLIO -- CLASS 1      PORTFOLIO -- CLASS 1
                             ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             DECEMBER 12, DECEMBER 31, DECEMBER 12, DECEMBER 31,
                                 2014         2013         2014         2013
                             ------------ ------------ ------------ ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................       2,236       1,388        (104)         125
 Net realized gain
   (loss) on investments....     501,510     142,539      18,424        3,273
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (468,752)    192,207     (22,702)       8,429
 Capital gain
   distribution.............     112,599      56,869          --           --
                              ----------   ---------     -------       ------
    Increase (decrease)
     in net assets from
     operations.............     147,593     393,003      (4,382)      11,827
                              ----------   ---------     -------       ------
From capital
 transactions (note 4):
 Net premiums...............      38,341          --          --           --
 Death benefits.............      (6,927)     (8,468)         --           --
 Surrenders.................    (113,241)   (337,327)     (3,209)      (7,952)
 Administrative expenses....      (1,729)     (2,078)       (451)        (507)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,537,925)   (152,562)    (87,363)       8,957
                              ----------   ---------     -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,621,481)   (500,435)    (91,023)         498
                              ----------   ---------     -------       ------
Increase (decrease) in
 net assets.................  (1,473,888)   (107,432)    (95,405)      12,325
Net assets at beginning
 of year....................   1,473,888   1,581,320      95,405       83,080
                              ----------   ---------     -------       ------
Net assets at end of year...          --   1,473,888          --       95,405
                              ==========   =========     =======       ======
Change in units (note 5):
 Units purchased............      10,315       3,326         535        1,338
 Units redeemed.............    (115,116)    (44,327)     (6,128)      (1,255)
                              ----------   ---------     -------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (104,801)    (41,001)     (5,593)          83
                              ==========   =========     =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           JPMORGAN INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------
                                    JPMORGAN             JPMORGAN               JPMORGAN
                                INSURANCE TRUST      INSURANCE TRUST        INSURANCE TRUST
                                INTREPID GROWTH      INTREPID MID CAP        MID CAP GROWTH
                              PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             ---------------------  -------------------  ---------------------
                             PERIOD FROM                                 PERIOD FROM
                             JANUARY 1 TO   YEAR ENDED DECEMBER 31,      JANUARY 1 TO
                             DECEMBER 12, -----------------------------  DECEMBER 12, ---------
                                 2014       2013      2014      2013         2014       2013
                             ------------ --------  -------   --------   ------------ --------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  $  (2,696)    (2,642)  (5,642)    (3,806)      (7,107)    (7,457)
 Net realized gain
   (loss) on investments....    159,090    137,421   50,598     64,901       74,097     98,194
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (113,450)    11,382  (46,593)    95,594     (119,762)    22,083
 Capital gain
   distribution.............         --         --   60,634         --       93,704     28,684
                              ---------   --------  -------   --------     --------   --------
    Increase (decrease)
     in net assets from
     operations.............     42,944    146,161   58,997    156,689       40,932    141,504
                              ---------   --------  -------   --------     --------   --------
From capital
 transactions (note 4):
 Net premiums...............      9,585         --   14,378         --       19,170         --
 Death benefits.............     (1,546)    (1,895)  (2,343)    (2,783)      (1,599)    (1,855)
 Surrenders.................    (40,570)  (123,248) (42,076)  (111,704)     (40,791)   (98,303)
 Administrative expenses....       (262)      (505)    (425)      (493)        (368)      (412)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (332,756)  (370,583) (54,228)   (83,840)    (332,497)  (223,821)
                              ---------   --------  -------   --------     --------   --------
    Increase (decrease)
     in net assets from
     capital transactions...   (365,549)  (496,231) (84,694)  (198,820)    (356,085)  (324,391)
                              ---------   --------  -------   --------     --------   --------
Increase (decrease) in
 net assets.................   (322,605)  (350,070) (25,697)   (42,131)    (315,153)  (182,887)
Net assets at beginning
 of year....................    322,605    672,675  464,844    506,975      315,153    498,040
                              ---------   --------  -------   --------     --------   --------
Net assets at end of year...  $      --    322,605  439,147    464,844           --    315,153
                              =========   ========  =======   ========     ========   ========
Change in units (note 5):
 Units purchased............      2,609        939    4,224      1,038       23,208        935
 Units redeemed.............    (24,047)   (38,673)  (9,559)   (17,070)     (42,721)   (24,908)
                              ---------   --------  -------   --------     --------   --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (21,438)   (37,734)  (5,335)   (16,032)     (19,513)   (23,973)
                              =========   ========  =======   ========     ========   ========

                             -----------------------------------------
                                 JPMORGAN             JPMORGAN
                              INSURANCE TRUST      INSURANCE TRUST
                               MID CAP VALUE       SMALL CAP CORE
                             PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             -------------------  -------------------

                               YEAR ENDED DECEMBER 31,
                             -----------------------------------------
                               2014       2013      2014       2013
                              -------   -------    -------   -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (993)      (758)     (138)      (349)
 Net realized gain
   (loss) on investments....   9,972      7,359    18,106      5,691
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,579)    21,198   (17,745)    10,259
 Capital gain
   distribution.............   5,690      1,260       597         --
                              -------   -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............  13,090     29,059       820     15,601
                              -------   -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --         --        --         --
 Death benefits.............      --         --        --         --
 Surrenders.................  (7,950)    (7,624)   (1,679)   (16,360)
 Administrative expenses....    (381)      (410)      (14)       (23)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (12,135)    (9,809)  (37,731)         1
                              -------   -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (20,466)   (17,843)  (39,424)   (16,382)
                              -------   -------    -------   -------
Increase (decrease) in
 net assets.................  (7,376)    11,216   (38,604)      (781)
Net assets at beginning
 of year.................... 115,126    103,910    46,537     47,318
                              -------   -------    -------   -------
Net assets at end of year... 107,750    115,126     7,933     46,537
                              =======   =======    =======   =======
Change in units (note 5):
 Units purchased............      89         58        --         --
 Units redeemed.............    (919)      (893)   (1,559)      (788)
                              -------   -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (830)      (835)   (1,559)      (788)
                              =======   =======    =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    JPMORGAN
                                INSURANCE TRUST
                                  (CONTINUED)                                              JANUS ASPEN SERIES
                             ---------------------  ---------------------------------------------------------------------------
                                    JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY         BALANCED PORTFOLIO --     BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                              PORTFOLIO -- CLASS 1    INSTITUTIONAL SHARES         SERVICE SHARES        INSTITUTIONAL SHARES
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2014        2013        2014         2013         2014         2013        2014        2013
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (12,792)    (8,281)     288,830       80,470     (377,531)    (615,071)   (662,476)   (482,044)
 Net realized gain
   (loss) on investments....    170,067    168,790    2,935,394    2,469,710    3,957,331    2,748,790   4,072,347   4,247,246
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (6,539)   256,179      688,732    8,533,020    1,337,356   12,509,237  (1,645,537)  9,922,861
 Capital gain
   distribution.............         --         --    2,563,275    5,584,360    3,421,856    7,396,123   3,565,790          --
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    150,736    416,688    6,476,231   16,667,560    8,339,012   22,039,079   5,330,124  13,688,063
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     43,133         --       58,629      161,568      797,500      825,697      12,183      49,152
 Death benefits.............     (6,956)    (8,518)  (1,304,565)  (2,448,560)    (252,048)    (168,980)   (787,777)   (675,396)
 Surrenders.................   (129,184)  (328,723) (12,642,658) (12,793,959) (15,922,981) (13,326,729) (5,945,515) (7,269,441)
 Administrative expenses....     (1,267)    (1,464)    (135,170)    (145,088)    (530,678)    (495,249)    (76,534)    (84,066)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (145,036)  (196,979)     792,113    1,394,461      682,724    1,466,409    (885,803) (1,102,606)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (239,310)  (535,684) (13,231,651) (13,831,578) (15,225,483) (11,698,852) (7,683,446) (9,082,357)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    (88,574)  (118,996)  (6,755,420)   2,835,982   (6,886,471)  10,340,227  (2,353,322)  4,605,706
Net assets at beginning
 of year....................  1,382,290  1,501,286  100,092,034   97,256,052  139,846,503  129,506,276  53,908,722  49,303,016
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $1,293,716  1,382,290   93,336,614  100,092,034  132,960,032  139,846,503  51,555,400  53,908,722
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     10,120      2,894      130,336      179,433      599,326      923,945      32,175      45,296
 Units redeemed.............    (23,716)   (40,941)    (576,494)    (667,454)  (1,521,527)  (1,713,582)   (265,568)   (382,223)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (13,596)   (38,047)    (446,158)    (488,021)    (922,201)    (789,637)   (233,393)   (336,927)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========



                             -----------------------


                             ENTERPRISE PORTFOLIO --
                                SERVICE SHARES
                             ----------------------

                             -----------------------
                                2014        2013
                             ---------   ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (72,693)    (55,190)
 Net realized gain
   (loss) on investments....   329,184     326,988
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (114,807)    961,924
 Capital gain
   distribution.............   337,835          --
                             ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   479,519   1,233,722
                             ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............       847      12,819
 Death benefits.............    16,708     (23,029)
 Surrenders.................  (491,343)   (455,399)
 Administrative expenses....    (7,434)     (6,830)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (84,612)   (194,373)
                             ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (565,834)   (666,812)
                             ---------   ---------
Increase (decrease) in
 net assets.................   (86,315)    566,910
Net assets at beginning
 of year.................... 4,979,230   4,412,320
                             ---------   ---------
Net assets at end of year... 4,892,915   4,979,230
                             =========   =========
Change in units (note 5):
 Units purchased............     8,354       9,652
 Units redeemed.............   (58,460)    (77,679)
                             ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (50,106)    (68,027)
                             =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          JANUS ASPEN SERIES (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                     FLEXIBLE                                                                GLOBAL RESEARCH
                                BOND PORTFOLIO --        FORTY PORTFOLIO --       FORTY PORTFOLIO --          PORTFOLIO --
                               INSTITUTIONAL SHARES     INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES
                             -----------------------  -----------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2014        2013         2014        2013         2014         2013        2014        2013
                             -----------  ----------  -----------  ----------  -----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   352,641     167,260     (518,700)   (322,256)    (833,928)    (588,626)   (184,277)   (110,692)
 Net realized gain
   (loss) on investments....     (58,540)    (54,923)   2,226,926   3,872,716    2,788,947    4,125,060   2,452,450   1,321,563
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     257,493  (1,088,948) (11,151,122)  7,140,947  (14,394,658)   9,834,990     897,096  11,727,580
 Capital gain
   distribution.............          --     670,174   12,026,202          --   15,616,530           --          --          --
                             -----------  ----------  -----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     551,594    (306,437)   2,583,306  10,691,407    3,176,891   13,371,424   3,165,269  12,938,451
                             -----------  ----------  -----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      12,858      14,871       73,519     137,642      252,811      329,654      48,509     156,389
 Death benefits.............    (284,506)   (371,400)    (723,460)   (714,246)    (194,807)    (142,680)   (645,728)   (660,725)
 Surrenders.................  (2,090,555) (2,784,844)  (5,458,168) (7,375,927)  (6,296,202)  (4,847,964) (6,509,903) (5,457,716)
 Administrative expenses....     (27,992)    (27,216)     (62,887)    (70,171)    (299,261)    (274,439)    (70,322)    (77,514)
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,747,673  (1,908,915)    (750,763)   (857,948)  (3,293,965)  (6,836,266)   (906,718) (1,141,022)
                             -----------  ----------  -----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   1,357,478  (5,077,504)  (6,921,759) (8,880,650)  (9,831,424) (11,771,695) (8,084,162) (7,180,588)
                             -----------  ----------  -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   1,909,072  (5,383,941)  (4,338,453)  1,810,757   (6,654,533)   1,599,729  (4,918,893)  5,757,863
Net assets at beginning
 of year....................  16,337,714  21,721,655   43,190,976  41,380,219   54,289,914   52,690,185  57,625,273  51,867,410
                             -----------  ----------  -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of year... $18,246,786  16,337,714   38,852,523  43,190,976   47,635,381   54,289,914  52,706,380  57,625,273
                             ===========  ==========  ===========  ==========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     173,643      64,528       34,195     106,491      324,262      276,831      29,090      55,250
 Units redeemed.............    (124,969)   (275,432)    (291,037)   (504,155)    (924,786)  (1,174,469)   (333,997)   (387,325)
                             -----------  ----------  -----------  ----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      48,674    (210,904)    (256,842)   (397,664)    (600,524)    (897,638)   (304,907)   (332,075)
                             ===========  ==========  ===========  ==========  ===========  ===========  ==========  ==========

                             ---------------------
                                GLOBAL RESEARCH
                                 PORTFOLIO --
                                SERVICE SHARES
                             --------------------

                             ---------------------
                                2014       2013
                             ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (29,564)   (23,103)
 Net realized gain
   (loss) on investments....   255,616    182,722
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    32,870    958,025
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   258,922  1,117,644
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    10,217     44,013
 Death benefits.............   (82,296)  (169,534)
 Surrenders.................  (436,222)  (482,396)
 Administrative expenses....    (7,063)    (6,946)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (188,798)   (14,248)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (704,162)  (629,111)
                             ---------  ---------
Increase (decrease) in
 net assets.................  (445,240)   488,533
Net assets at beginning
 of year.................... 5,064,446  4,575,913
                             ---------  ---------
Net assets at end of year... 4,619,206  5,064,446
                             =========  =========
Change in units (note 5):
 Units purchased............    12,310     45,363
 Units redeemed.............   (95,936)  (128,075)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (83,626)   (82,712)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                               GLOBAL TECHNOLOGY
                                  PORTFOLIO --        JANUS PORTFOLIO --     JANUS PORTFOLIO --     OVERSEAS PORTFOLIO --
                                 SERVICE SHARES      INSTITUTIONAL SHARES      SERVICE SHARES       INSTITUTIONAL SHARES
                             ---------------------  ----------------------  --------------------  ------------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                2014        2013       2014        2013        2014       2013        2014         2013
                             ----------  ---------  ----------  ----------  ---------  ---------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (94,653)   (90,831)   (541,806)   (330,774)   (57,834)   (37,555)     658,956      771,830
 Net realized gain
   (loss) on investments....    530,748    606,218   3,193,212   2,750,008    254,720    150,323     (625,221)    (486,302)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (374,237) 1,282,842    (848,995) 10,555,610    (70,840)   918,741   (9,267,409)   5,284,507
 Capital gain
   distribution.............    404,503         --   3,702,667          --    314,323         --    4,052,351           --
                             ----------  ---------  ----------  ----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    466,361  1,798,229   5,505,078  12,974,844    440,369  1,031,509   (5,181,323)   5,570,035
                             ----------  ---------  ----------  ----------  ---------  ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      4,034     13,312      26,614     100,280      6,000     10,119       19,030       48,474
 Death benefits.............   (143,245)   (13,336)   (802,099)   (761,191)     6,957      5,225     (548,686)    (455,598)
 Surrenders.................   (663,226)  (835,093) (5,940,030) (6,385,580)  (425,608)  (353,143)  (5,444,882)  (6,219,307)
 Administrative expenses....    (12,687)   (13,442)    (75,970)    (84,211)    (7,159)    (6,947)     (57,601)     (69,344)
 Transfers between
   subaccounts
   (including fixed
   account), net............     31,893    (27,256) (1,203,775) (1,569,082)  (188,487)    (5,040)  (1,629,371)  (3,757,338)
                             ----------  ---------  ----------  ----------  ---------  ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (783,231)  (875,815) (7,995,260) (8,699,784)  (608,297)  (349,786)  (7,661,510) (10,453,113)
                             ----------  ---------  ----------  ----------  ---------  ---------  -----------  -----------
Increase (decrease) in
 net assets.................   (316,870)   922,414  (2,490,182)  4,275,060   (167,928)   681,723  (12,842,833)  (4,883,078)
Net assets at beginning
 of year....................  6,721,041  5,798,627  54,219,307  49,944,247  4,521,042  3,839,319   45,431,332   50,314,410
                             ----------  ---------  ----------  ----------  ---------  ---------  -----------  -----------
Net assets at end of year... $6,404,171  6,721,041  51,729,125  54,219,307  4,353,114  4,521,042   32,588,499   45,431,332
                             ==========  =========  ==========  ==========  =========  =========  ===========  ===========
Change in units (note 5):
 Units purchased............     87,177    148,941      30,744      32,099        937      2,783       42,136       43,391
 Units redeemed.............   (195,297)  (288,628)   (386,652)   (494,742)   (63,602)   (43,834)    (288,398)    (385,771)
                             ----------  ---------  ----------  ----------  ---------  ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (108,120)  (139,687)   (355,908)   (462,643)   (62,665)   (41,051)    (246,262)    (342,380)
                             ==========  =========  ==========  ==========  =========  =========  ===========  ===========

                             ----------------------

                             OVERSEAS PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2014        2013
                             ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     82,215     91,460
 Net realized gain
   (loss) on investments....    150,333    224,636
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,531,403)   403,486
 Capital gain
   distribution.............    569,224         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (729,631)   719,582
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............         --         --
 Death benefits.............     (1,122)   (17,662)
 Surrenders.................   (544,998)  (813,519)
 Administrative expenses....    (13,218)   (13,967)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (287,291)   (74,741)
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (846,629)  (919,889)
                             ----------  ---------
Increase (decrease) in
 net assets................. (1,576,260)  (200,307)
Net assets at beginning
 of year....................  6,091,400  6,291,707
                             ----------  ---------
Net assets at end of year...  4,515,140  6,091,400
                             ==========  =========
Change in units (note 5):
 Units purchased............         --        520
 Units redeemed.............    (54,003)   (61,954)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (54,003)   (61,434)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                             -----------------------------------------------------------------------------------------------
                               CLEARBRIDGE VARIABLE     CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                AGGRESSIVE GROWTH          ALL CAP VALUE           EQUITY INCOME          EQUITY INCOME
                              PORTFOLIO -- CLASS II     PORTFOLIO -- CLASS I    PORTFOLIO -- CLASS I  PORTFOLIO -- CLASS II
                             -----------------------  -----------------------  ---------------------  ---------------------
                                                      PERIOD FROM
                             YEAR ENDED DECEMBER 31,  JANUARY 1 TO                              YEAR ENDED DECEMBER 31,
                             -----------------------  DECEMBER 5,  ---------------------------------------------------------
                                 2014        2013         2014        2013        2014       2013        2014        2013
                             -----------  ----------  ------------ ----------  ---------  ----------  ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (330,401)   (117,733)   2,943,151     (28,419)    40,667       8,579        (858)   (37,955)
 Net realized gain
   (loss) on investments....   1,491,781     543,301  (10,621,060)    658,844    304,223     210,491     376,832    210,378
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (19,930)  1,711,452     (843,935)    856,398    354,291   1,125,417     471,658  1,424,616
 Capital gain
   distribution.............   1,938,425     567,648    9,444,169     474,032         --          --          --         --
                             -----------  ----------  -----------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,079,875   2,704,668      922,325   1,960,855    699,181   1,344,487     847,632  1,597,039
                             -----------  ----------  -----------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     473,668     132,302      175,698     693,054         --       1,617      54,517     15,000
 Death benefits.............     (15,165)     10,153        3,066       6,410    (51,493)   (108,490)         --   (151,304)
 Surrenders.................  (2,037,411)   (966,440)  (1,140,167)   (906,610)  (905,616)   (929,345)   (781,930)  (802,232)
 Administrative expenses....     (73,739)    (22,778)     (42,651)    (28,048)   (11,969)    (11,533)    (10,217)   (11,366)
 Transfers between
   subaccounts
   (including fixed
   account), net............  18,814,756   6,437,956   (6,882,135) (1,013,084)   135,235      (7,046)   (286,057)    19,429
                             -----------  ----------  -----------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  17,162,109   5,591,193   (7,886,189) (1,248,278)  (833,843) (1,054,797) (1,023,687)  (930,473)
                             -----------  ----------  -----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets.................  20,241,984   8,295,861   (6,963,864)    712,577   (134,662)    289,690    (176,055)   666,566
Net assets at beginning
 of year....................  13,101,257   4,805,396    6,963,864   6,251,287  6,303,845   6,014,155   7,847,093  7,180,527
                             -----------  ----------  -----------  ----------  ---------  ----------  ----------  ---------
Net assets at end of year... $33,343,241  13,101,257           --   6,963,864  6,169,183   6,303,845   7,671,038  7,847,093
                             ===========  ==========  ===========  ==========  =========  ==========  ==========  =========
Change in units (note 5):
 Units purchased............   1,042,079     339,366    1,067,470     352,674     39,653      55,634      38,623     62,506
 Units redeemed.............    (446,226)    (99,487)  (1,659,268)   (452,147)  (101,997)   (146,402)   (116,775)  (144,552)
                             -----------  ----------  -----------  ----------  ---------  ----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     595,853     239,879     (591,798)    (99,473)   (62,344)    (90,768)    (78,152)   (82,046)
                             ===========  ==========  ===========  ==========  =========  ==========  ==========  =========

                             -----------------------
                              CLEARBRIDGE VARIABLE
                                 LARGE CAP VALUE
                              PORTFOLIO -- CLASS I
                             ----------------------


                             -----------------------
                                2014        2013
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    281,692      14,669
 Net realized gain
   (loss) on investments....    669,051     606,946
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,699,784)  1,799,589
 Capital gain
   distribution.............  1,700,783     530,586
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    951,742   2,951,790
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      2,658      15,173
 Death benefits.............   (103,978)    (10,351)
 Surrenders................. (1,585,347) (1,559,392)
 Administrative expenses....    (20,876)    (17,189)
 Transfers between
   subaccounts
   (including fixed
   account), net............ 15,691,259     219,795
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 13,983,716  (1,351,964)
                             ----------  ----------
Increase (decrease) in
 net assets................. 14,935,458   1,599,826
Net assets at beginning
 of year.................... 11,796,991  10,197,165
                             ----------  ----------
Net assets at end of year... 26,732,449  11,796,991
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,525,068      43,488
 Units redeemed.............   (121,288)   (109,158)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  1,403,780     (65,670)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                LEGG MASON PARTNERS
                               VARIABLE INCOME TRUST                                   MFS(R) VARIABLE INSURANCE TRUST
                             ------------------------  ------------------------------------------------------------------------
                                   WESTERN ASSET
                                VARIABLE STRATEGIC        MFS(R) INVESTORS        MFS(R) INVESTORS       MFS(R) NEW DISCOVERY
                                 BOND PORTFOLIO --     GROWTH STOCK SERIES --      TRUST SERIES --            SERIES --
                                      CLASS I           SERVICE CLASS SHARES    SERVICE CLASS SHARES     SERVICE CLASS SHARES
                             ------------------------  ----------------------  ----------------------  -----------------------
                             PERIOD FROM
                              JANUARY 1                                              YEAR ENDED DECEMBER 31,
                             TO APRIL 30,  ------------------------------------------------------------------------------------
                                 2014         2013        2014        2013        2014        2013         2014        2013
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     50,918      68,734    (115,867)   (104,665)    (55,045)    (47,191)    (319,678)   (366,986)
 Net realized gain
   (loss) on investments....      391,353     107,835     649,969     492,866     498,498     697,768    1,616,314   1,540,618
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     (182,681)   (547,879)   (242,738)  1,578,285    (389,888)  1,264,254   (7,460,384)  6,380,794
 Capital gain
   distribution.............           --          --     506,141     285,807     534,084          --    4,092,044     207,313
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............      259,590    (371,310)    797,505   2,252,293     587,649   1,914,831   (2,071,704)  7,761,739
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............          325         981       6,625      71,915       4,683      26,818      100,102     141,941
 Death benefits.............      (48,818)   (563,828)      1,219       9,631     (19,456)   (144,984)    (144,612)   (185,643)
 Surrenders.................     (427,322) (1,540,561) (1,035,016) (1,040,963)   (707,540) (1,459,419)  (2,213,481) (4,053,411)
 Administrative expenses....       (7,299)    (19,320)    (18,071)    (18,411)    (14,699)    (16,148)     (42,960)    (51,097)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (11,647,447)   (211,116)   (475,927)   (221,967)   (296,261)   (277,502)  (5,698,339)  3,210,434
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,130,561) (2,333,844) (1,521,170) (1,199,795) (1,033,273) (1,871,235)  (7,999,290)   (937,776)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  (11,870,971) (2,705,154)   (723,665)  1,052,498    (445,624)     43,596  (10,070,994)  6,823,963
Net assets at beginning
 of year....................   11,870,971  14,576,125   9,723,608   8,671,110   7,308,256   7,264,660   27,923,552  21,099,589
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $         --  11,870,971   8,999,943   9,723,608   6,862,632   7,308,256   17,852,558  27,923,552
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............        4,279      43,106      17,645      34,865      13,296       8,520       62,439     502,704
 Units redeemed.............     (686,199)   (176,873)   (128,927)   (152,762)    (77,746)   (153,254)    (525,761)   (544,021)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (681,920)   (133,767)   (111,282)   (117,897)    (64,450)   (144,734)    (463,322)    (41,317)
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ==========


                             -----------------------

                                  MFS(R) TOTAL
                                RETURN SERIES --
                              SERVICE CLASS SHARES
                             ----------------------


                             -----------------------
                                2014        2013
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (128,520)   (178,519)
 Net realized gain
   (loss) on investments....  2,630,274   2,082,746
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (551,451)  7,480,151
 Capital gain
   distribution.............  1,526,620          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,476,923   9,384,378
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    179,266     215,502
 Death benefits.............   (115,910)   (105,160)
 Surrenders................. (7,645,984) (7,531,525)
 Administrative expenses....   (224,073)   (217,994)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (691,205) (1,627,835)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (8,497,906) (9,267,012)
                             ----------  ----------
Increase (decrease) in
 net assets................. (5,020,983)    117,366
Net assets at beginning
 of year.................... 60,679,709  60,562,343
                             ----------  ----------
Net assets at end of year... 55,658,726  60,679,709
                             ==========  ==========
Change in units (note 5):
 Units purchased............    292,493     340,841
 Units redeemed.............   (905,247) (1,083,501)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (612,754)   (742,660)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             MFS(R) VARIABLE INSURANCE   MFS(R) VARIABLE
                                TRUST (CONTINUED)       INSURANCE TRUST II
                             -----------------------   -------------------
                                 MFS(R) UTILITIES        MFS(R) STRATEGIC
                                    SERIES --          INCOME PORTFOLIO --
                               SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             -----------------------   -------------------
                                                               PERIOD FROM
                                 YEAR ENDED DECEMBER 31,       AUGUST 16 TO
                             -------------------------------   DECEMBER 31,
                                 2014         2013      2014       2013
                             -----------   ----------  ------  ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    87,121      131,715     459        675
 Net realized gain
   (loss) on investments....   1,430,888    1,392,822       7         (5)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     176,775    2,420,966     (50)      (136)
 Capital gain
   distribution.............     927,842      483,648      --         --
                             -----------   ----------  ------     ------
    Increase (decrease)
     in net assets from
     operations.............   2,622,626    4,429,151     416        534
                             -----------   ----------  ------     ------
From capital
 transactions (note 4):
 Net premiums...............      51,512      261,653      --         --
 Death benefits.............    (155,902)     (90,309)     --         --
 Surrenders.................  (3,293,321)  (3,653,017)   (339)      (344)
 Administrative expenses....     (72,281)     (70,736)    (88)       (46)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (772,725)  (1,543,119)    199     27,708
                             -----------   ----------  ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,242,717)  (5,095,528)   (228)    27,318
                             -----------   ----------  ------     ------
Increase (decrease) in
 net assets.................  (1,620,091)    (666,377)    188     27,852
Net assets at beginning
 of year....................  25,471,705   26,138,082  27,852         --
                             -----------   ----------  ------     ------
Net assets at end of year... $23,851,614   25,471,705  28,040     27,852
                             ===========   ==========  ======     ======
Change in units (note 5):
 Units purchased............      51,502      126,465      43      2,770
 Units redeemed.............    (217,904)    (352,441)    (65)       (38)
                             -----------   ----------  ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (166,402)    (225,976)    (22)     2,732
                             ===========   ==========  ======     ======

                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             ---------------------------------------------------------------------
                               OPPENHEIMER CAPITAL    OPPENHEIMER CAPITAL      OPPENHEIMER CAPITAL
                             APPRECIATION FUND/VA -- APPRECIATION FUND/VA --    INCOME FUND/VA --
                               NON-SERVICE SHARES        SERVICE SHARES        NON-SERVICE SHARES
                             ----------------------  ---------------------   ----------------------

                                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------
                                2014        2013        2014         2013       2014        2013
                             ----------  ----------  ----------   ---------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (348,277)   (150,393)    (89,588)    (52,464)     97,246     144,368
 Net realized gain
   (loss) on investments....  2,689,790   1,935,533     572,308     410,136      51,211     (88,623)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,450,923   7,017,704     181,398   1,207,498     759,546   1,583,794
 Capital gain
   distribution.............    882,510          --     159,411          --          --          --
                             ----------  ----------  ----------   ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  4,674,946   8,802,844     823,529   1,565,170     908,003   1,639,539
                             ----------  ----------  ----------   ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      5,167      17,320      41,355      30,432       4,459      13,705
 Death benefits.............   (319,934)   (308,707)    (10,179)         --    (145,110)   (334,388)
 Surrenders................. (4,533,984) (3,815,841)   (721,414)   (717,065) (1,614,944) (1,501,495)
 Administrative expenses....    (43,059)    (46,534)    (33,009)    (30,323)    (18,337)    (21,767)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (426,912) (1,479,562)   (320,892)   (245,224)      6,370    (458,711)
                             ----------  ----------  ----------   ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,318,722) (5,633,324) (1,044,139)   (962,180) (1,767,562) (2,302,656)
                             ----------  ----------  ----------   ---------  ----------  ----------
Increase (decrease) in
 net assets.................   (643,776)  3,169,520    (220,610)    602,990    (859,559)   (663,117)
Net assets at beginning
 of year.................... 37,611,561  34,442,041   6,726,962   6,123,972  14,372,313  15,035,430
                             ----------  ----------  ----------   ---------  ----------  ----------
Net assets at end of year... 36,967,785  37,611,561   6,506,352   6,726,962  13,512,754  14,372,313
                             ==========  ==========  ==========   =========  ==========  ==========
Change in units (note 5):
 Units purchased............     46,628      41,178      35,888      42,579      19,384      34,907
 Units redeemed.............   (198,484)   (255,325)    (98,024)   (103,818)    (92,165)   (138,337)
                             ----------  ----------  ----------   ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (151,856)   (214,147)    (62,136)    (61,239)    (72,781)   (103,430)
                             ==========  ==========  ==========   =========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                                                               OPPENHEIMER DISCOVERY  OPPENHEIMER DISCOVERY
                               OPPENHEIMER CAPITAL       OPPENHEIMER CORE         MID CAP GROWTH         MID CAP GROWTH
                                INCOME FUND/VA --         BOND FUND/VA --           FUND/VA --             FUND/VA --
                                  SERVICE SHARES        NON-SERVICE SHARES      NON-SERVICE SHARES       SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  --------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                 2014        2013        2014        2013        2014        2013        2014       2013
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (38,594)     65,462     558,006     580,165    (377,507)   (382,426)   (48,283)   (48,446)
 Net realized gain
   (loss) on investments....     736,874     230,602    (325,874)   (230,431)  2,097,525   1,637,255    219,020    277,069
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     885,820   2,804,907     588,340    (595,181)   (662,169)  7,046,640    (58,773)   696,852
 Capital gain
   distribution.............          --          --          --          --          --          --         --         --
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   1,584,100   3,100,971     820,472    (245,447)  1,057,849   8,301,469    111,964    925,475
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     191,453      83,459      17,400      31,108      32,875      27,667     96,163     15,566
 Death benefits.............     (33,699)    (12,318)   (203,959)   (252,669)   (296,790)   (344,758)        --         --
 Surrenders.................  (4,345,702) (4,124,149) (2,761,189) (1,517,179) (3,499,017) (2,770,480)  (370,184)  (491,583)
 Administrative expenses....     (97,535)    (91,924)    (23,752)    (27,184)    (30,441)    (35,778)   (11,368)   (10,268)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (559,889)   (517,525)    428,877    (242,026)   (919,266) (1,521,427)  (115,051)   (60,978)
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,845,372) (4,662,457) (2,542,623) (2,007,950) (4,712,639) (4,644,776)  (400,440)  (547,263)
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (3,261,272) (1,561,486) (1,722,151) (2,253,397) (3,654,790)  3,656,693   (288,476)   378,212
Net assets at beginning
 of year....................  29,168,341  30,729,827  14,939,394  17,192,791  30,359,363  26,702,670  3,411,244  3,033,032
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
Net assets at end of year... $25,907,069  29,168,341  13,217,243  14,939,394  26,704,573  30,359,363  3,122,768  3,411,244
                             ===========  ==========  ==========  ==========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     276,839     214,400      76,523      53,541      22,665      48,622     18,169     50,307
 Units redeemed.............    (749,837)   (709,145)   (217,046)   (186,202)   (160,759)   (230,014)   (38,170)   (81,817)
                             -----------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (472,998)   (494,745)   (140,523)   (132,661)   (138,094)   (181,392)   (20,001)   (31,510)
                             ===========  ==========  ==========  ==========  ==========  ==========  =========  =========

                             -------------------------

                                OPPENHEIMER GLOBAL
                                    FUND/VA --
                                  SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2014         2013
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (867,589)    (445,800)
 Net realized gain
   (loss) on investments....   6,112,982    6,236,705
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (9,631,902)  15,807,385
 Capital gain
   distribution.............   4,660,432           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     273,923   21,598,290
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   1,017,126      848,796
 Death benefits.............    (449,708)    (404,544)
 Surrenders................. (10,892,731)  (9,108,090)
 Administrative expenses....    (603,350)    (463,312)
 Transfers between
   subaccounts
   (including fixed
   account), net............   9,982,741    8,509,521
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (945,922)    (617,629)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (671,999)  20,980,661
Net assets at beginning
 of year.................... 108,739,504   87,758,843
                             -----------  -----------
Net assets at end of year... 108,067,505  108,739,504
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,446,041    1,257,563
 Units redeemed.............  (1,295,788)  (1,541,116)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     150,253     (283,553)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ---------------------------------------------------------------------------

                                OPPENHEIMER GLOBAL
                                 STRATEGIC INCOME         OPPENHEIMER MAIN       OPPENHEIMER MAIN STREET
                                    FUND/VA --            STREET FUND/VA --      SMALL CAP FUND(R)/VA --
                                NON-SERVICE SHARES         SERVICE SHARES            SERVICE SHARES
                             -----------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------
                                 2014        2013         2014         2013         2014         2013
                             -----------  ----------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   160,708     239,162   (1,166,564)    (903,679)    (886,121)  (1,057,365)
 Net realized gain
   (loss) on investments....     (55,956)     (6,292)  10,667,221    9,582,484   16,663,583   12,425,129
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      (7,124)   (330,465)  (2,974,457)  18,628,130  (22,580,867)  21,149,767
 Capital gain
   distribution.............          --          --    2,144,917           --   14,630,084    1,264,696
                             -----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............      97,628     (97,595)   8,671,117   27,306,935    7,826,679   33,782,227
                             -----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      16,877      50,846      831,054      778,860      766,229    1,081,511
 Death benefits.............    (187,724)    (65,587)    (286,113)    (415,069)    (309,039)    (268,071)
 Surrenders.................    (768,142)   (909,098) (12,718,907) (10,038,819) (10,920,050) (10,003,999)
 Administrative expenses....      (8,359)    (11,344)    (686,008)    (605,429)    (577,299)    (595,692)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (442,091)   (118,398)  (5,705,000) (10,477,637) (33,313,923)  (9,232,813)
                             -----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,389,439) (1,053,581) (18,564,974) (20,758,094) (44,354,082) (19,019,064)
                             -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (1,291,811) (1,151,176)  (9,893,857)   6,548,841  (36,527,403)  14,763,163
Net assets at beginning
 of year....................   6,042,503   7,193,679  109,727,491  103,178,650  110,608,848   95,845,685
                             -----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $ 4,750,692   6,042,503   99,833,634  109,727,491   74,081,445  110,608,848
                             ===========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      61,810      70,580      439,464      529,574      682,582      847,025
 Units redeemed.............    (197,605)   (174,660)  (1,735,082)  (2,234,551)  (3,105,053)  (2,308,845)
                             -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (135,795)   (104,080)  (1,295,618)  (1,704,977)  (2,422,471)  (1,461,820)
                             ===========  ==========  ===========  ===========  ===========  ===========

                                     PIMCO VARIABLE INSURANCE TRUST
                             ---------------------------------------------
                                                      FOREIGN BOND PORTFOLIO
                                                          (U.S. DOLLAR
                              ALL ASSET PORTFOLIO --       HEDGED) --
                                     ADVISOR             ADMINISTRATIVE
                                   CLASS SHARES           CLASS SHARES
                             -----------------------  --------------------

                             ----------------------------------------------
                                2014         2013        2014        2013
                             ----------  -----------  ---------   ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    408,442      491,229     10,405      13,479
 Net realized gain
   (loss) on investments....     (5,602)    (274,398)    12,003      36,181
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (464,548)    (882,896)   317,221    (334,365)
 Capital gain
   distribution.............         --           --     25,970     232,800
                             ----------  -----------  ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............    (61,708)    (666,065)   365,599     (51,905)
                             ----------  -----------  ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............     27,393      109,731     28,050      44,049
 Death benefits.............     26,813      (13,908)  (139,841)      9,511
 Surrenders................. (1,360,166)  (2,220,243)  (357,773)   (572,911)
 Administrative expenses....    (38,070)     (59,572)    (7,274)     (7,678)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,089,860) (10,778,953)    96,530      28,431
                             ----------  -----------  ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions... (2,433,890) (12,962,945)  (380,308)   (498,598)
                             ----------  -----------  ---------   ---------
Increase (decrease) in
 net assets................. (2,495,598) (13,629,010)   (14,709)   (550,503)
Net assets at beginning
 of year.................... 13,385,724   27,014,734  4,066,426   4,616,929
                             ----------  -----------  ---------   ---------
Net assets at end of year... 10,890,126   13,385,724  4,051,717   4,066,426
                             ==========  ===========  =========   =========
Change in units (note 5):
 Units purchased............     44,281      386,190     12,833      19,954
 Units redeemed.............   (214,979)  (1,333,755)   (34,108)    (49,173)
                             ----------  -----------  ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (170,698)    (947,565)   (21,275)    (29,219)
                             ==========  ===========  =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------
                                                            LONG-TERM U.S.
                              HIGH YIELD PORTFOLIO --  GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO --
                                  ADMINISTRATIVE            ADMINISTRATIVE           ADMINISTRATIVE
                                   CLASS SHARES              CLASS SHARES             CLASS SHARES
                             ------------------------  -----------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------
                                 2014         2013        2014         2013         2014         2013
                             ------------  ----------  ----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  3,050,698   3,239,987     157,854      223,179   (1,152,799)    (538,455)
 Net realized gain
   (loss) on investments....    1,448,072   2,220,463    (531,536)  (1,083,315)   1,115,482    1,323,060
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,293,808) (1,816,164)  4,677,455   (4,789,867)  (1,655,134)  (4,700,431)
 Capital gain
   distribution.............           --          --          --    1,201,676           --           --
                             ------------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    1,204,962   3,644,286   4,303,773   (4,448,327)  (1,692,451)  (3,915,826)
                             ------------  ----------  ----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      777,909   1,180,693     185,629      105,744    1,313,064    1,583,547
 Death benefits.............      (39,544)   (250,760)   (152,374)     (48,596)    (333,523)    (574,163)
 Surrenders.................  (10,338,817) (8,340,826) (3,333,825)  (4,728,965) (24,420,463) (21,688,168)
 Administrative expenses....     (417,246)   (372,522)    (69,918)     (87,375)  (1,348,966)  (1,260,471)
 Transfers between
   subaccounts
   (including fixed
   account), net............   10,282,006  (1,286,141) (1,777,759)  (3,440,599)  14,383,061    7,948,793
                             ------------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...      264,308  (9,069,556) (5,148,247)  (8,199,791) (10,406,827) (13,990,462)
                             ------------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................    1,469,270  (5,425,270)   (844,474) (12,648,118) (12,099,278) (17,906,288)
Net assets at beginning
 of year....................   82,483,202  87,908,472  21,753,227   34,401,345  196,549,173  214,455,461
                             ------------  ----------  ----------  -----------  -----------  -----------
Net assets at end of year... $ 83,952,472  82,483,202  20,908,753   21,753,227  184,449,895  196,549,173
                             ============  ==========  ==========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............    1,449,135   1,043,286      68,446      204,645    3,438,241    3,051,938
 Units redeemed.............   (1,300,597) (1,532,483)   (324,164)    (626,522)  (4,289,269)  (4,169,952)
                             ------------  ----------  ----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      148,538    (489,197)   (255,718)    (421,877)    (851,028)  (1,118,014)
                             ============  ==========  ==========  ===========  ===========  ===========

                                                       RYDEX VARIABLE TRUST
                             ------------------------- --------------------

                             TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE             NASDAQ --
                                   CLASS SHARES             100(R) FUND
                             ------------------------  --------------------

                             -----------------------------------------------
                                 2014         2013        2014       2013
                             -----------  -----------  ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   1,519,013    1,993,676    (72,157)   (67,954)
 Net realized gain
   (loss) on investments....     639,952    2,689,667    439,989    370,175
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   5,588,971  (20,104,495)    38,394    950,144
 Capital gain
   distribution.............          --    2,780,586    289,792         --
                             -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   7,747,936  (12,640,566)   696,018  1,252,365
                             -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   1,435,990    2,283,484     33,676     34,073
 Death benefits.............  (1,720,878)    (883,241)   (35,715)    (3,561)
 Surrenders................. (35,576,976) (40,127,068)  (604,905)  (457,243)
 Administrative expenses....  (1,457,991)  (1,544,895)   (13,882)   (12,337)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (25,106,795) (34,869,470)   364,099   (508,186)
                             -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (62,426,650) (75,141,190)  (256,727)  (947,254)
                             -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets................. (54,678,714) (87,781,756)   439,291    305,111
Net assets at beginning
 of year.................... 314,823,550  402,605,306  4,586,195  4,281,084
                             -----------  -----------  ---------  ---------
Net assets at end of year... 260,144,836  314,823,550  5,025,486  4,586,195
                             ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............   1,736,966    3,320,109     66,166     53,263
 Units redeemed.............  (5,766,557)  (7,706,673)  (109,491)  (162,721)
                             -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,029,591)  (4,386,564)   (43,325)  (109,458)
                             ===========  ===========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           THE ALGER PORTFOLIOS
                             -----------------------------------------------
                                 ALGER LARGE CAP          ALGER SMALL CAP
                               GROWTH PORTFOLIO --      GROWTH PORTFOLIO --
                                 CLASS I-2 SHARES        CLASS I-2 SHARES
                             -----------------------  ----------------------

                             -----------  ----------  ----------  -----------
                                 2014        2013        2014        2013
                             -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (438,105)   (215,016)   (376,478)   (423,151)
 Net realized gain
   (loss) on investments....   2,157,596   1,362,784   1,007,147   1,607,688
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,977,313)  7,900,035  (3,294,987)  3,274,398
 Capital gain
   distribution.............   5,247,530          --   2,231,141   3,643,510
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,989,708   9,047,803    (433,177)  8,102,445
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       8,977      76,888     113,112      70,431
 Death benefits.............    (421,516)   (302,161)   (440,733)   (343,606)
 Surrenders.................  (3,552,985) (3,708,381) (3,824,631) (4,780,704)
 Administrative expenses....     (50,043)    (52,457)    (40,373)    (45,170)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (22,130)   (770,535) (1,311,281)     (4,557)
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,037,697) (4,756,646) (5,503,906) (5,103,606)
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,047,989)  4,291,157  (5,937,083)  2,998,839
Net assets at beginning
 of year....................  34,391,292  30,100,135  30,090,661  27,091,822
                             -----------  ----------  ----------  ----------
Net assets at end of year... $33,343,303  34,391,292  24,153,578  30,090,661
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      66,511      37,471      98,068     129,043
 Units redeemed.............    (277,880)   (335,739)   (398,005)   (447,297)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (211,369)   (298,268)   (299,937)   (318,254)
                             ===========  ==========  ==========  ==========

                                                  THE PRUDENTIAL SERIES FUND
                             --------------------------------------------------------------------
                                 JENNISON 20/20                               NATURAL RESOURCES
                               FOCUS PORTFOLIO --    JENNISON PORTFOLIO --      PORTFOLIO --
                                 CLASS II SHARES        CLASS II SHARES        CLASS II SHARES
                             ----------------------  --------------------  ----------------------
                             YEAR ENDED DECEMBER 31,
                             --------------------------------------------  ----------  ----------
                                2014        2013        2014       2013       2014        2013
                             ----------  ----------  ---------  ---------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (123,571)   (132,431)   (41,830)   (42,682)   (468,498)   (501,709)
 Net realized gain
   (loss) on investments....    811,352     536,216    283,285    194,949     (37,292)   (727,593)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (272,408)  1,681,975    (44,909)   645,898  (5,116,040)  3,695,209
 Capital gain
   distribution.............         --          --         --         --          --          --
                             ----------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    415,373   2,085,760    196,546    798,165  (5,621,830)  2,465,907
                             ----------  ----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      6,057       5,406      3,618      2,400     150,236     234,171
 Death benefits.............     (5,622)        548         --         --     (42,710)    (10,304)
 Surrenders................. (1,634,207) (1,266,653)  (383,283)  (246,698) (3,483,996) (3,463,671)
 Administrative expenses....    (26,033)    (26,144)    (8,409)    (7,875)   (179,152)   (163,844)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (368,482)   (631,150)  (135,790)  (150,580)  3,174,050    (739,952)
                             ----------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,028,287) (1,917,993)  (523,864)  (402,753)   (381,572) (4,143,600)
                             ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. (1,612,914)    167,767   (327,318)   395,412  (6,003,402) (1,677,693)
Net assets at beginning
 of year....................  8,617,597   8,449,830  2,875,960  2,480,548  29,991,824  31,669,517
                             ----------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year...  7,004,683   8,617,597  2,548,642  2,875,960  23,988,422  29,991,824
                             ==========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     12,632      19,056      9,560     13,489     807,698     499,261
 Units redeemed.............    (93,003)   (107,750)   (35,080)   (41,118)   (638,215)   (719,209)
                             ----------  ----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (80,371)    (88,694)   (25,520)   (27,629)    169,483    (219,948)
                             ==========  ==========  =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                THE PRUDENTIAL SERIES FUND           WELLS FARGO VARIABLE
                                       (CONTINUED)                           TRUST
                             --------------------------------------  --------------------
                                                 SP PRUDENTIAL U.S.
                             SP INTERNATIONAL       EMERGING         WELLS FARGO ADVANTAGE
                             GROWTH PORTFOLIO -- GROWTH PORTFOLIO --    VT OMEGA GROWTH
                             CLASS II SHARES     CLASS II SHARES        FUND -- CLASS 2
                             ------------------  ------------------  --------------------
                                            YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------
                              2014       2013     2014      2013        2014       2013
                              ------   -------    ------    ------   ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (47)      (206)    (462)     (462)     (56,032)   (41,656)
 Net realized gain
   (loss) on investments....   (124)    (2,195)   3,637       517      113,411    122,768
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (66)     4,196   (1,109)    6,735     (697,131)   653,289
 Capital gain
   distribution.............     --         --       --        --      728,191    240,474
                              ------   -------    ------    ------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (237)     1,795    2,066     6,790       88,439    974,875
                              ------   -------    ------    ------   ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     --         --       --        --        2,379     10,925
 Death benefits.............     --         --       --        --       (7,875)     5,286
 Surrenders.................   (666)   (11,980)  (8,407)   (1,223)    (447,721)  (388,179)
 Administrative expenses....    (10)       (13)     (52)      (74)     (12,182)    (9,662)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (1)        59       (1)        1      326,672    788,673
                              ------   -------    ------    ------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (677)   (11,934)  (8,460)   (1,296)    (138,727)   407,043
                              ------   -------    ------    ------   ---------  ---------
Increase (decrease) in
 net assets.................   (914)   (10,139)  (6,394)    5,494      (50,288) 1,381,918
Net assets at beginning
 of year....................  3,454     13,593   32,475    26,981    3,766,058  2,384,140
                              ------   -------    ------    ------   ---------  ---------
Net assets at end of year... $2,540      3,454   26,081    32,475    3,715,770  3,766,058
                              ======   =======    ======    ======   =========  =========
Change in units (note 5):
 Units purchased............     --         --       --        --       37,310     73,266
 Units redeemed.............    (59)    (1,034)    (396)      (71)     (44,384)   (48,147)
                              ------   -------    ------    ------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (59)    (1,034)    (396)      (71)      (7,074)    25,119
                              ======   =======    ======    ======   =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2014

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 5, 2014, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I was liquidated and the cash was reinvested in Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Large Cap Value Portfolio -- Class I.

   On August 11, 2014, DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares changed its name to Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Large Cap Value VIP --Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014


   On August 11, 2014, DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Utilities Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond VIP Fund -- Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Income VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Mutual Shares VIP Fund -- Class 2 Shares.

   On April 30, 2014, Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On August 16, 2013, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares was liquidated and the cash was reinvested in MFS(R) Variable Insurance Trust II -- MFS(R) Strategic Income Portfolio -- Service Class Shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. American Franchise Fund -- Series I shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014


   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Comstock Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Value Opportunities Fund -- Series II shares.

   On April 30, 2013, DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares changed its name to DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares.

   On April 30, 2013, Janus Aspen Series -- Worldwide Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Global Research Portfolio -- Institutional Shares.

   On April 30, 2013, Janus Aspen Series -- Worldwide Portfolio -- Service Shares changed its name to Janus Aspen Series -- Global Research Portfolio -- Service Shares.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class I.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Large Cap Value Portfolio -- Class I.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Non-Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014


   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Global Securities Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Global Fund/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares.

   On February 15, 2013, Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares changed its name to Federated Insurance Series -- Federated Managed Tail Risk Fund II -- Primary Shares.

   As of December 31, 2014, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2013 through December 31, 2014.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2013 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2014. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2014, and there were no transfers between Level 1 and Level 2 during 2014.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed investment rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2014 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. American
   Franchise Fund --
   Series I shares........ $   324,055 $ 1,661,890
  Invesco V.I. American
   Franchise Fund --
   Series II shares.......      46,868   1,204,069
  Invesco V.I. Comstock
   Fund -- Series II
   shares.................   3,075,165   8,364,059
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............   2,426,167   1,984,192
  Invesco V.I. Equity
   and Income Fund --
   Series II shares.......   5,631,292   4,808,910
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      56,889     460,031
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         480          80
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   6,815,016  12,874,354
  Invesco V.I. Managed
   Volatility Fund --
   Series I shares........         177          10
  Invesco V.I.
   Technology Fund --
   Series I shares........         137          82
  Invesco V.I. Value
   Opportunities Fund --
   Series II shares.......     263,539   1,755,706
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   5,197,426   4,020,566
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   3,060,475   4,280,860
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   2,850,476  12,147,615
  AllianceBernstein
   International Value
   Portfolio -- Class B...  20,954,721  13,591,458
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     823,414   2,749,611
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...  33,430,962  12,806,181
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  12,497,202  20,187,804
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........       3,221       9,589
  VP International Fund
   -- Class I.............     145,477     208,018
  VP Ultra(R) Fund --
   Class I................     295,414      19,210
  VP Value Fund -- Class
   I......................       1,456      15,241
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   3,424,058   3,146,188
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  58,487,970  72,258,592
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   1,068,986   1,044,923
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   1,742,132   2,243,113
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   5,009,640   6,932,920
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   5,322,814  11,339,373
Deutsche Variable Series
  I
  Deutsche Capital
   Growth VIP -- Class B
   Shares.................         498       1,375
Deutsche Variable Series
  II
  Deutsche Large Cap
   Value VIP -- Class B
   Shares.................       3,177      19,447
  Deutsche Small Mid Cap
   Value VIP -- Class B
   Shares.................       1,042      20,297
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       1,575       6,884
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   2,182,302   2,062,296
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................   1,584,084     168,292

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............ $ 15,561,234 $ 25,172,218
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Primary Shares.........    4,133,946    7,794,575
  Federated High Income
   Bond Fund II --
   Service Shares.........    4,438,435    7,948,801
  Federated Kaufmann
   Fund II -- Service
   Shares.................    3,552,998    5,395,852
  Federated Managed Tail
   Risk Fund II --
   Primary Shares.........    2,147,641    1,671,494
  Federated Managed
   Volatility Fund II.....    2,123,733    2,452,189
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................    4,365,527    8,490,352
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,091,327    2,577,807
  VIP Balanced Portfolio
   -- Service Class 2.....   21,610,945   24,287,637
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    7,472,723   24,651,968
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   23,195,776   82,802,223
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      956,482      803,666
  VIP Equity-Income
   Portfolio -- Initial
   Class..................    6,939,768   20,432,041
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   16,402,155   46,916,981
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    1,811,433    5,054,063
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    1,829,135    4,781,452
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................      751,865    2,773,367
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................    7,546,880   14,981,009
  VIP Growth Portfolio
   -- Initial Class.......    2,698,670   14,233,843
  VIP Growth Portfolio
   -- Service Class 2.....    2,385,354    5,298,585
  VIP Growth Stock
   Portfolio -- Service
   Class 2................    7,023,740   11,584,566
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   17,319,374   42,665,422
  VIP Mid Cap Portfolio
   -- Initial Class.......       13,333       18,765
  VIP Mid Cap Portfolio
   -- Service Class 2.....   32,066,816   49,643,836
  VIP Overseas Portfolio
   -- Initial Class.......    1,785,765    5,200,174
  VIP Value Strategies
   Portfolio -- Service
   Class 2................    1,401,431    6,222,774
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Founding
   Funds Allocation VIP
   Fund -- Class 2 Shares.    7,783,666   22,823,629
  Franklin Income VIP
   Fund -- Class 2 Shares.   44,065,028  112,359,181
  Franklin Large Cap
   Growth VIP Fund --
   Class 2 Shares.........        4,135       52,499
  Franklin Mutual Shares
   VIP Fund -- Class 2
   Shares.................    1,698,230    4,239,458
  Templeton Foreign VIP
   Fund -- Class 1 Shares.    1,558,273    2,713,588
  Templeton Foreign VIP
   Fund -- Class 2 Shares.      313,244      318,807
  Templeton Global Bond
   VIP Fund -- Class 1
   Shares.................    1,720,428    2,503,124
  Templeton Growth VIP
   Fund -- Class 2 Shares.    1,864,931    7,041,909
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......    2,902,775    2,914,621
  Income Fund -- Class 1
   Shares.................    3,651,418    6,617,566
  Premier Growth Equity
   Fund -- Class 1 Shares.    5,445,659    6,366,331
  Real Estate Securities
   Fund -- Class 1 Shares.   15,361,614   37,762,495
  S&P 500(R) Index Fund...   11,664,208   33,853,629
  Small-Cap Equity Fund
   -- Class 1 Shares......    7,579,529    9,634,791
  Total Return Fund --
   Class 1 Shares.........  198,988,718  310,088,224
  Total Return Fund --
   Class 3 Shares.........   70,196,579  184,392,436
  U.S. Equity Fund --
   Class 1 Shares.........    5,154,892    5,270,193

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares.. $  2,550,405 $  2,852,177
  Goldman Sachs Mid Cap
   Value Fund............   15,792,518   13,568,705
  Goldman Sachs Money
   Market Fund --
   Service Shares........  247,923,775  262,628,981
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1..      591,527      950,919
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1..      291,947    1,798,839
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1...............       10,286      101,418
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1..       44,811      413,119
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1...............      129,431      159,146
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1..      487,785      757,355
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1..        8,700       24,468
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1..          607       39,573
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1..      189,517      441,767
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares..    8,003,765   18,355,235
  Balanced Portfolio --
   Service Shares........   16,380,905   28,599,967
  Enterprise Portfolio
   -- Institutional
   Shares................    4,531,582    9,317,249
  Enterprise Portfolio
   -- Service Shares.....      419,171      736,853
  Flexible Bond
   Portfolio --
   Institutional Shares..    4,928,297    3,217,199
  Forty Portfolio --
   Institutional Shares..   12,979,541    8,367,605
  Forty Portfolio --
   Service Shares........   19,975,959   14,985,174
  Global Research
   Portfolio --
   Institutional Shares..    1,331,205    9,605,389
  Global Research
   Portfolio -- Service
   Shares................      150,903      893,750
  Global Technology
   Portfolio -- Service
   Shares................    1,048,670    1,534,261
  Janus Portfolio --
   Institutional Shares..    4,469,034    9,271,645
  Janus Portfolio --
   Service Shares........      332,719      683,974
  Overseas Portfolio --
   Institutional Shares..    6,731,992    9,678,852
  Overseas Portfolio --
   Service Shares........      737,718      933,834
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Variable
   Aggressive Growth
   Portfolio -- Class II.   31,545,722   12,774,557
  ClearBridge Variable
   All Cap Value
   Portfolio -- Class I..   25,426,473   20,999,359
  ClearBridge Variable
   Equity Income
   Portfolio -- Class I..      643,052    1,461,232
  ClearBridge Variable
   Equity Income
   Portfolio -- Class II.      636,008    1,660,472
  ClearBridge Variable
   Large Cap Value
   Portfolio -- Class I..   18,560,836    2,594,583
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I..      181,644   12,262,571
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      742,740    1,872,634
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      796,115    1,320,969
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........    5,240,771    9,468,059
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    6,574,661   13,705,616
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    2,852,901    6,080,274
MFS(R) Variable
  Insurance Trust II
  MFS(R) Strategic
   Income Portfolio --
   Service Class Shares..        1,327        1,095

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
Oppenheimer Variable
  Account Funds
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares. $ 2,489,696 $ 7,287,914
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     700,718   1,691,017
  Oppenheimer Capital
   Income Fund/VA --
   Non-Service Shares....     775,848   2,451,438
  Oppenheimer Capital
   Income Fund/VA --
   Service Shares........   3,214,727   8,101,427
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....   1,902,616   3,887,261
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA --
   Non-Service Shares....     709,443   5,817,208
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA -- Service
   Shares................     362,885     809,688
  Oppenheimer Global
   Fund/VA -- Service
   Shares................  26,307,318  23,398,402
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....     869,520   2,097,560
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   8,675,941  26,253,530
  Oppenheimer Main
   Street Small Cap
   Fund(R)/VA -- Service
   Shares................  27,851,502  58,436,237
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   1,234,172   3,259,888
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     324,835     671,963
  High Yield Portfolio
   -- Administrative
   Class Shares..........  28,170,924  24,903,504
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   1,877,509   6,926,469
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  42,893,972  55,136,909
  Total Return Portfolio
   -- Administrative
   Class Shares..........  32,808,754  92,818,306
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..   1,168,080   1,169,391
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............   6,722,524   5,964,840
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............   4,054,684   7,717,598
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................     265,471   2,417,319
  Jennison Portfolio --
   Class II Shares.......     188,869     755,023
  Natural Resources
   Portfolio -- Class II
   Shares................   8,057,085   8,813,338
  SP International
   Growth Portfolio --
   Class II Shares.......          --         724
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................          --       8,921
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............   1,435,137     903,163

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2014 and 2013 is reflected in the Statements of Changes in Net Assets.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014


(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2014, 2013, 2012, 2011, and 2010 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2014 and were available to contract owners during 2014.

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2014.......................... 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
   2013.......................... 0.75% to 2.10%   675,995 13.49 to 13.19  8,936   0.43%      39.09% to   37.20%
   2012.......................... 0.75% to 2.10%   752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011(4)....................... 1.45% to 1.45%       117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2014.......................... 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
   2013.......................... 1.45% to 2.20%   374,246 21.05 to 17.00  6,628   0.24%      37.77% to   36.72%
   2012.......................... 1.45% to 2.20%   445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011.......................... 1.45% to 2.20%   498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%
   2010.......................... 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
 Invesco V.I. Comstock
   Fund -- Series II shares
   2014.......................... 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%       7.52% to    6.59%
   2013.......................... 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%      33.69% to   32.20%
   2012.......................... 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%      17.20% to   15.89%
   2011.......................... 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%     (3.52)% to  (4.60)%
   2010.......................... 1.45% to 2.55% 3,775,362 14.93 to  8.05 48,250   0.14%      14.02% to   12.75%
 Invesco V.I. Core Equity Fund --
    Series I shares
   2014.......................... 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%       7.34% to    5.66%
   2013.......................... 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%      28.28% to   26.28%
   2012.......................... 0.75% to 2.30%   880,133 10.91 to 11.29 10,363   0.94%      13.03% to   11.26%
   2011.......................... 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715   0.93%     (0.81)% to  (2.36)%
   2010.......................... 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194   0.94%       8.73% to    7.04%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2014.......................... 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%       7.19% to    5.99%
   2013.......................... 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%      23.08% to   21.70%
   2012.......................... 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%      10.75% to    9.52%
   2011.......................... 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%     (2.73)% to  (3.81)%
   2010.......................... 1.45% to 2.55% 1,478,343  9.91 to  9.51 14,342   1.92%      10.41% to    9.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2014............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%
   2012............................. 1.45% to 2.20%    19,361 14.09 to  7.96    241   0.42%     25.99% to   25.03%
   2011............................. 1.45% to 2.20%    21,340 11.18 to  6.37    208   3.66%    (8.08)% to  (8.78)%
   2010............................. 1.45% to 2.20%    22,456 12.16 to  6.98    242   4.63%     15.54% to   14.66%
 Invesco V.I. Government Securities
   Fund -- Series I shares
   2014............................. 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%      3.36% to    3.36%
   2013............................. 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%    (3.35)% to  (3.35)%
   2012............................. 0.75% to 0.75%       214 16.95 to 16.95      4   2.82%      1.70% to    1.70%
   2011............................. 0.75% to 0.75%       441 16.67 to 16.67      7   1.77%      7.10% to    7.10%
   2010............................. 0.75% to 0.75%       183 15.56 to 15.56      3   7.16%      4.61% to    4.61%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2014............................. 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%    (1.36)% to  (2.46)%
   2013............................. 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%     17.00% to   15.69%
   2012............................. 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644   1.26%     13.58% to   12.31%
   2011............................. 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445   1.18%    (8.34)% to  (9.36)%
   2010............................. 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184   1.64%     10.98% to    9.74%
 Invesco V.I. Managed Volatility
   Fund -- Series I shares
   2014............................. 0.75% to 0.75%        84 16.19 to 16.19      1   2.91%     19.67% to   19.67%
   2013............................. 0.75% to 0.75%        78 13.53 to 13.53      1   1.04%      9.93% to    9.93%
   2012............................. 0.75% to 0.75%       288 12.31 to 12.31      4   3.18%      2.83% to    2.83%
   2011............................. 0.75% to 0.75%       302 11.97 to 11.97      4   3.34%     15.58% to   15.58%
   2010............................. 0.75% to 0.75%       298 10.36 to 10.36      3   3.72%      5.50% to    5.50%
 Invesco V.I. Technology Fund --
   Series I shares
   2014............................. 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%     10.22% to   10.22%
   2013............................. 0.75% to 0.75%       339  4.75 to  4.75      2   0.00%     24.20% to   24.20%
   2012............................. 0.75% to 0.75%       325  3.82 to  3.82      1   0.00%     10.44% to   10.44%
   2011............................. 0.75% to 0.75%     3,191  3.46 to  3.46     11   0.19%    (5.76)% to  (5.76)%
   2010............................. 0.75% to 0.75%     3,227  3.67 to  3.67     12   0.00%     20.39% to   20.39%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2014............................. 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%      4.84% to    3.94%
   2013............................. 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%     31.34% to   30.21%
   2012............................. 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%     15.95% to   14.94%
   2011............................. 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%    (4.79)% to  (5.61)%
   2010............................. 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426   0.34%      5.40% to    4.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                   EXPENSE AS A                              NET   INVESTMENT
                                   % OF AVERAGE                             ASSETS   INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- --------------- ------ ---------- --------------------
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2014.......................... 1.45% to 2.55%  1,625,670  12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013.......................... 1.45% to 2.55%  1,797,915  11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
   2012.......................... 1.45% to 2.55%  2,132,465   9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011.......................... 1.45% to 2.55%  2,344,972   8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369   9.35 to  9.00 25,232   2.62%       8.70% to    7.49%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2014.......................... 1.45% to 2.10%    197,638  16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013.......................... 1.45% to 2.10%    262,312  16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
   2012.......................... 1.45% to 2.10%    288,782  13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011.......................... 1.45% to 2.10%    296,320  12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801  16.07 to 11.18  5,915   2.17%      16.86% to   16.09%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2014.......................... 1.15% to 2.30%  2,777,191  22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013.......................... 1.15% to 2.30%  3,279,771  21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
   2012.......................... 1.15% to 2.30%  3,658,774  15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491  13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543  13.06 to  9.22 62,977   0.00%      11.50% to   10.21%
 AllianceBernstein International
   Value Portfolio -- Class B
   2014.......................... 1.45% to 2.55%  7,965,572  10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
   2013.......................... 1.45% to 2.55%  6,950,495  11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
   2012.......................... 1.45% to 2.55% 12,409,844   9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026   8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067  10.51 to  5.95 81,554   2.85%       2.79% to    1.64%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2014.......................... 1.45% to 2.30%  1,082,171  21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013.......................... 1.45% to 2.30%  1,245,160  19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
   2012.......................... 1.45% to 2.30%  1,444,678  14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187  12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713  13.21 to  9.95 14,888   0.28%       8.24% to    7.31%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2014.......................... 1.45% to 2.55%  2,301,358  17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%
   2013.......................... 1.45% to 1.95%  1,221,517  17.69 to 17.01 21,453   0.00%      43.23% to   42.50%
   2012.......................... 1.45% to 1.95%  1,088,005 '12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521  10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796  10.63 to 10.21 16,698   0.00%      34.61% to   33.45%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2014........................... 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013........................... 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
   2012........................... 1.45% to 2.55% 6,454,403 13.69 to 12.65 84,749   2.39%       5.83% to    4.64%
   2011........................... 1.45% to 2.55% 6,534,567 12.93 to 12.09 81,354   4.03%      10.13% to    8.90%
   2010........................... 1.45% to 2.55% 7,721,667 11.74 to 11.10 87,434   1.66%       3.57% to    2.42%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2014........................... 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013........................... 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%      33.85% to   33.04%
   2012........................... 1.45% to 2.05%     6,283 15.65 to 10.86     84   2.17%      13.08% to   12.39%
   2011........................... 1.45% to 2.05%     6,420 13.84 to  9.66     74   1.53%       1.62% to    1.00%
   2010........................... 1.45% to 2.05%     9,392 13.62 to  9.56    102   1.46%      12.49% to   11.81%
 VP International Fund -- Class I
   2014........................... 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013........................... 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%
   2012........................... 1.45% to 2.20%    76,676 18.89 to  8.59  1,032   0.86%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%    91,147 15.82 to  7.25  1,031   1.38%    (13.32)% to (13.98)%
   2010........................... 1.45% to 2.20%    88,669 18.25 to  8.42  1,174   2.18%      11.65% to   10.80%
 VP Ultra(R) Fund -- Class I
   2014........................... 1.45% to 2.20%    19,944 21.10 to 15.50    338   0.10%       8.40% to    7.58%
   2013........................... 1.45% to 2.05%     3,640 19.47 to 15.12     58   0.55%      35.09% to   34.27%
   2012........................... 1.45% to 2.05%     4,504 14.41 to 11.26     54   0.00%      12.27% to   11.58%
   2011........................... 1.45% to 2.05%     5,004 12.84 to 10.09     54   0.00%     (0.40)% to  (1.00)%
   2010........................... 1.45% to 2.05%     5,168 12.89 to 10.19     56   0.55%      14.40% to   13.71%
 VP Value Fund -- Class I
   2014........................... 1.45% to 1.45%     3,674 24.54 to 24.54     90   1.51%      11.44% to   11.44%
   2013........................... 1.45% to 1.45%     4,342 22.02 to 22.02     96   1.64%      29.82% to   29.82%
   2012........................... 1.45% to 1.45%     5,226 16.96 to 16.96     89   1.91%      12.91% to   12.91%
   2011........................... 1.45% to 1.45%     6,844 15.02 to 15.02    103   2.01%     (0.45)% to  (0.45)%
   2010........................... 1.45% to 1.45%    14,013 15.09 to 15.09    211   2.23%      11.78% to   11.78%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I. Fund
   -- Class III Shares
   2014........................... 1.45% to 2.30%   776,107 18.47 to 16.26 13,134   1.14%       8.04% to    7.11%
   2013........................... 1.45% to 2.30%   869,233 17.10 to 15.18 13,501   1.15%      35.65% to   34.48%
   2012........................... 1.45% to 2.30%   997,274 12.60 to 11.29 11,530   1.41%      12.16% to   11.19%
   2011........................... 1.45% to 2.30% 1,185,080 11.24 to 10.15 12,240   1.56%     (4.19)% to  (5.01)%
   2010........................... 1.45% to 2.30% 1,177,535 11.73 to 10.69 12,848   1.47%      10.88% to    9.93%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2014.......................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%
   2013.......................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%      12.76% to   11.50%
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674   1.12%       8.17% to    6.96%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2014.......................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%      12.31% to   11.85%
   2013.......................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%      31.64% to   31.11%
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386   0.45%      13.43% to   12.97%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2014.......................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
   2013.......................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%      40.02% to   38.82%
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786   0.64%      26.45% to   25.36%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
    Marsico Growth Fund --
    Class 1
   2014.......................... 1.45% to 2.30%  1,184,789 24.09 to 16.26  24,492   0.21%       7.84% to    6.91%
   2013.......................... 1.45% to 2.30%  1,449,566 22.34 to 15.21  28,017   0.23%      33.68% to   32.52%
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736   0.12%      19.79% to   18.76%
 Columbia Variable Portfolio --
    Marsico International
   Opportunities Fund --
   Class 2
   2014.......................... 1.45% to 2.55%  3,474,708 21.33 to  8.58  44,082   0.03%     (6.47)% to  (7.51)%
   2013.......................... 1.45% to 2.55%  3,758,448 22.81 to  9.27  52,666   0.42%      18.65% to   17.33%
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805   0.68%      12.08% to   10.83%
Deutsche Variable Series I
 Deutsche Capital Growth
   VIP -- Class B Shares
   2014.......................... 1.45% to 1.50%        519 14.72 to 14.69       8   0.33%      11.03% to   10.98%
   2013.......................... 1.45% to 1.50%        611 13.26 to 13.24       8   0.93%      32.25% to   32.18%
   2012.......................... 1.45% to 1.50%        610 10.03 to 10.02       6   0.56%      13.93% to   13.87%
   2011 (4)...................... 1.45% to 1.50%      1,126  8.80 to  8.80      10   0.00%    (17.29)% to (17.33)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Deutsche Variable Series II
 Deutsche Large Cap Value VIP --
    Class B Shares
   2014........................... 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%       8.76% to    8.09%
   2013........................... 1.45% to 2.05%     6,444 12.69 to 12.48     81   1.68%      28.65% to   27.87%
   2012........................... 1.45% to 2.05%     7,327  9.86 to  9.76     72   1.68%       7.85% to    7.19%
   2011 (4)....................... 1.45% to 2.05%     8,090  9.14 to  9.11     74   0.00%    (12.44)% to (12.97)%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2014........................... 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%       3.57% to    2.94%
   2013........................... 1.45% to 2.05%     1,571 31.20 to 16.83     44   0.95%      32.74% to   31.94%
   2012........................... 1.45% to 2.05%     2,355 23.50 to 12.75     51   0.80%      11.73% to   11.05%
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86   0.61%     (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111   0.80%      20.89% to   20.15%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
    Initial Shares
   2014........................... 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%      10.47% to   10.47%
   2013........................... 1.45% to 1.45%     4,241 24.81 to 24.81    105   1.38%      33.04% to   33.04%
   2012........................... 1.45% to 1.45%     4,457 18.65 to 18.65     83   0.50%      17.94% to   17.94%
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87   0.54%     (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103   0.96%      25.26% to   24.49%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2014........................... 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%     (1.46)% to  (2.06)%
   2013........................... 1.45% to 2.05%   100,946  9.98 to  9.57    986   0.00%     (1.45)% to  (2.05)%
   2012........................... 1.45% to 2.05%    68,739 10.12 to  9.77    688   0.00%     (1.45)% to  (2.06)%
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737   0.01%     (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632   0.01%     (1.44)% to  (2.04)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2014........................... 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%      11.81% to   10.96%
   2013........................... 1.50% to 1.70%   521,926  9.71 to  9.45  5,075   1.21%      32.33% to   32.06%
   2012........................... 1.50% to 2.05%   523,857  7.34 to 12.19  3,851   0.80%      10.29% to    9.67%
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828   0.89%    (0.56)% to   (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013   0.85%      13.09% to   12.46%
Eaton Vance Variable Trust
  VT Floating -- Rate Income Fund
   2014........................... 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%    (0.89)% to   (1.99)%
   2013........................... 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%       2.34% to    1.20%
   2012........................... 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%      1.06% to   (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192   4.17%      7.54% to     6.34%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
Federated Insurance Series
  Federated High Income Bond
  Fund II -- Primary Shares
   2014............................. 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%        1.51% to   1.05%
   2013............................. 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%        5.76% to   5.28%
   2012............................. 1.15% to 1.60%   987,669 31.04 to 18.13 23,746   7.75%       13.37% to  12.86%
   2011............................. 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866   8.97%        3.96% to   3.49%
   2010............................. 1.15% to 1.60% 1,297,630 26.34 to 15.52 26,334   8.25%       13.41% to  12.90%
 Federated High Income Bond
   Fund II -- Service Shares
   2014............................. 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%        0.94% to   0.07%
   2013............................. 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%        5.18% to   4.27%
   2012............................. 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974   7.59%       12.64% to  11.67%
   2011............................. 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906   8.96%        3.40% to   2.52%
   2010............................. 1.45% to 2.30% 2,419,205 16.44 to 13.23 39,664   7.87%       12.73% to  11.75%
 Federated Kaufmann Fund II --
   Service Shares
   2014............................. 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%       7.85% to    6.81%
   2013............................. 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%      37.65% to   36.33%
   2012............................. 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186   0.00%      15.31% to   14.20%
   2011............................. 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382   0.87%    (14.74)% to (15.69)%
   2010............................. 1.45% to 2.55% 5,947,890 18.62 to  9.06 72,506   0.00%      16.04% to   14.75%
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2014............................. 1.15% to 1.60%   622,189 12.39 to 12.12  7,599   1.82%    (2.11)% to   (2.55)%
   2013............................. 1.15% to 1.60%   720,576 12.66 to 12.44  9,018   1.03%      15.11% to   14.59%
   2012............................. 1.15% to 1.60%   855,844 10.99 to 10.86  9,332   0.56%       8.90% to    8.41%
   2011............................. 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089   0.74%     (6.38)% to    6.80%
   2010 (4)......................... 1.15% to 1.60% 1,194,955 10.78 to 10.74 12,856   0.00%       9.78% to    9.29%
 Federated Managed Volatility
   Fund II
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68  8,657   3.26%       2.72% to    2.25%
   2013............................. 1.15% to 1.60%   468,497 27.30 to 13.38  9,574   2.90%      20.34% to   19.80%
   2012............................. 1.15% to 1.60%   512,990 22.69 to 11.17  8,752   2.92%      12.24% to   11.73%
   2011............................. 1.15% to 1.60%   540,001 20.21 to 10.00  8,295   3.93%       3.57% to    3.10%
   2010............................. 1.15% to 1.60%   588,797 19.52 to  9.70  8,732   6.28%      10.80% to   10.30%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81 56,246   1.45%       4.62% to    4.14%
   2013............................. 1.15% to 1.60% 1,504,410 46.89 to 15.18 60,584   1.54%      14.38% to   13.86%
   2012............................. 1.15% to 1.60% 1,717,147 40.99 to 13.33 60,115   1.49%      11.18% to   10.68%
   2011............................. 1.15% to 1.60% 1,999,658 36.87 to 12.05 61,909   1.86%     (3.68)% to  (4.11)%
   2010............................. 1.15% to 1.60% 2,414,469 38.28 to 12.56 74,847   1.66%      12.95% to   12.44%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2014......................... 1.45% to 2.30%    720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013......................... 1.45% to 2.30%    852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
   2012......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%     10.60% to    9.65%
   2011......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%    (4.22)% to  (5.05)%
   2010......................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.40%     12.31% to   11.34%
 VIP Balanced Portfolio --
   Service Class 2
   2014......................... 1.45% to 2.55%  5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013......................... 1.45% to 2.55%  6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
   2012......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%     13.15% to   11.89%
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%    (5.22)% to  (6.27)%
   2010......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   1.52%     16.05% to   14.76%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2014......................... 1.15% to 1.60%  3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013......................... 1.15% to 1.60%  3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%
   2012......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%     15.07% to   14.55%
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%    (3.64)% to  (4.08)%
   2010......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.21%     15.87% to   15.35%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2014......................... 1.45% to 2.55% 14,917,759 27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173 25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
   2012......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%     14.45% to   13.17%
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%    (4.19)% to  (5.26)%
   2010......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   0.98%     15.23% to   13.95%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2014......................... 1.45% to 1.85%    121,092 25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851 23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
   2012......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%     20.47% to   19.98%
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%    (4.17)% to  (4.56)%
   2010......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%     16.28% to   15.69%
 VIP Equity-Income Portfolio --
   Initial Class
   2014......................... 1.15% to 1.60%  2,273,456 83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013......................... 1.15% to 1.60%  2,651,068 77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
   2012......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%     15.95% to   15.43%
   2011......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%    (0.19)% to  (0.64)%
   2010......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%     13.83% to   13.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2014.......................... 1.45% to 2.55%  8,323,101 21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013.......................... 1.45% to 2.55% 10,658,918 19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%     15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%    (0.80)% to  (1.91)%
   2010.......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%     13.25% to   11.99%
 VIP Growth & Income
   Portfolio -- Initial Class
   2014.......................... 0.75% to 1.60%  1,161,410 18.37 to 15.65  25,427   1.69%      9.64% to    8.71%
   2013.......................... 0.75% to 1.60%  1,328,374 16.75 to 14.40  26,538   1.85%     32.56% to   31.43%
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%     17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%      0.85% to  (0.01)%
   2010.......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%     14.01% to   13.04%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2014.......................... 1.45% to 1.95%  1,108,786 20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013.......................... 1.45% to 1.95%  1,294,015 19.11 to 16.11  19,438   1.64%     31.32% to   30.65%
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%     16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%    (0.11)% to  (0.61)%
   2010.......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%     12.89% to   12.03%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2014.......................... 0.75% to 1.60%    636,257 16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013.......................... 0.75% to 1.60%    757,951 14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%     18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%      1.53% to    0.67%
   2010.......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%     22.81% to   21.76%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2014.......................... 1.45% to 2.55%  1,637,927 16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013.......................... 1.45% to 2.55%  2,116,562 14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%      7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2014.......................... 1.15% to 1.60%  1,653,644 91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013.......................... 1.15% to 1.60%  1,949,834 83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%     13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%    (0.95)% to  (1.39)%
   2010.......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.27%     22.75% to   22.19%
 VIP Growth Portfolio -- Service
   Class 2
   2014.......................... 1.45% to 2.30%  1,784,045 22.46 to 16.60  24,952   0.00%      9.40% to    8.46%
   2013.......................... 1.45% to 2.30%  1,972,296 20.53 to 15.31  25,263   0.05%     34.03% to   32.87%
   2012.......................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%     12.74% to   11.77%
   2011.......................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%    (1.48)% to  (2.33)%
   2010.......................... 1.45% to 2.30%  2,923,278 13.79 to 10.55  23,680   0.03%     22.07% to   21.02%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Stock Portfolio --
   Service Class 2
   2014........................... 1.45% to 2.55%  2,319,954 15.99 to 15.47  36,787   0.49%      10.70% to    9.47%
   2013........................... 1.45% to 2.55%  2,824,463 14.44 to 14.13  40,570   0.27%      32.66% to   31.18%
   2012 (4)....................... 1.45% to 2.55%  3,574,522 10.89 to 10.77  38,808   0.63%       9.57% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2014........................... 1.45% to 2.55%  7,898,918 12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
   2013........................... 1.45% to 2.55%  9,956,962 12.29 to 11.41 120,149   2.01%     (3.49)% to  (4.57)%
   2012........................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011........................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010........................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   3.22%       5.99% to    4.81%
 VIP Mid Cap Portfolio -- Initial
   Class
   2014........................... 0.75% to 0.75%        654 37.58 to 37.58      25   0.25%       5.49% to    5.49%
   2013........................... 0.75% to 0.75%        835 35.63 to 35.63      30   0.47%      35.21% to   35.21%
   2012........................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011........................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
   2010........................... 0.75% to 0.75%      1,503 26.06 to 26.06      39   0.38%      27.87% to   27.87%
 VIP Mid Cap Portfolio --
    Service Class 2
   2014........................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
   2013........................... 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779   0.26%      34.31% to   32.41%
   2012........................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011........................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
   2010........................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397   0.12%      27.09% to   25.30%
 VIP Overseas Portfolio --
    Initial Class
   2014........................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
   2013........................... 0.75% to 1.60%    980,163 14.25 to 14.96  26,593   1.36%      29.46% to   28.36%
   2012........................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011........................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
   2010........................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074   1.36%      12.27% to   11.31%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2014........................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
   2013........................... 1.45% to 2.20%    698,052 18.02 to 17.34  12,418   0.81%      28.30% to   27.32%
   2012........................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011........................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%
   2010........................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563   0.24%      24.51% to   23.56%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2014........................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%      1.36% to    0.23%
   2013........................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%     21.98% to   20.62%
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010........................ 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
 Franklin Income VIP Fund --
    Class 2 Shares
   2014........................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%      3.10% to    1.95%
   2013........................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%     12.29% to   11.04%
   2012........................ 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761    6.45%     11.02% to    9.77%
   2011........................ 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
   2010........................ 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174    6.66%     11.04% to    9.80%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2014........................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%     10.83% to   10.16%
   2013........................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%     26.77% to   26.00%
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010........................ 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2014........................ 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991    1.95%     5.57% to     4.55%
   2013........................ 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576    2.05%     26.40% to   25.18%
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
   2010........................ 1.45% to 2.55%  6,805,503 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
 Templeton Foreign VIP Fund --
    Class 1 Shares
   2014........................ 1.15% to 1.60%    626,738 14.76 to 14.10   8,978    2.13%   (11.91)% to (12.31)%
   2013........................ 1.15% to 1.60%    704,377 16.76 to 16.08  11,488    2.53%     21.86% to   21.31%
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
   2010........................ 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
 Templeton Foreign VIP Fund --
    Class 2 Shares
   2014........................ 1.45% to 2.20%     95,930 20.92 to  9.31   1,342    1.82%   (12.42)% to (13.09)%
   2013........................ 1.45% to 2.20%     94,061 23.89 to 10.71   1,541    2.41%     21.19% to   20.27%
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%
   2010........................ 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- -------------------
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2014............................ 1.15% to 1.40%   515,215 19.11 to 18.63  9,653   5.13%      0.95% to    0.69%
   2013............................ 1.15% to 1.40%   577,510 18.93 to 18.51 10,735   4.87%      0.72% to    0.46%
   2012............................ 1.15% to 1.40%   668,902 18.80 to 18.42 12,374   6.57%     13.98% to   13.69%
   2011............................ 1.15% to 1.40%   748,067 16.49 to 16.20 12,165   5.58%    (1.75)% to  (1.99)%
   2010............................ 1.15% to 1.40%   758,389 16.78 to 16.53 12,576   1.62%     13.39% to   13.11%
 Templeton Growth VIP Fund --
    Class 2 Shares
   2014............................ 1.45% to 2.20% 1,058,142 11.70 to 10.95 11,802   1.28%    (4.22)% to  (4.95)%
   2013............................ 1.45% to 2.20% 1,475,205 12.22 to 11.52 17,368   2.41%     28.92% to   27.94%
   2012............................ 1.45% to 2.20% 1,436,617  9.48 to  9.01 13,084   2.07%     19.31% to   18.40%
   2011............................ 1.45% to 2.20% 1,512,777  7.94 to  7.61 11,548   1.34%    (8.32)% to  (9.02)%
   2010............................ 1.45% to 2.30% 1,659,655  8.67 to  8.32 13,883   1.31%      5.84% to    4.93%
GE Investments Funds, Inc.
 Core Value Equity Fund -- Class 1
   Shares
   2014............................ 1.45% to 1.95%   827,195 23.23 to 17.82 14,781   0.82%      9.89% to    9.33%
   2013............................ 1.45% to 2.10%   960,160 21.14 to 16.27 15,643   0.89%     31.15% to   30.29%
   2012............................ 1.45% to 2.10% 1,079,397 16.12 to 12.48 13,554   1.14%     11.76% to   11.03%
   2011............................ 1.45% to 2.10% 1,273,957 14.42 to 11.24 14,328   0.81%    (3.02)% to  (3.66)%
   2010............................ 1.45% to 2.10% 1,504,763 14.87 to 11.67 17,447   1.33%      9.96% to    9.23%
 Income Fund -- Class 1 Shares
   2014............................ 0.75% to 2.35% 1,953,175 17.37 to 11.58 28,535   2.17%      4.33% to    2.65%
   2013............................ 0.75% to 2.35% 2,178,712 16.65 to 11.28 30,652   2.40%    (2.08)% to  (3.66)%
   2012............................ 0.75% to 2.35% 2,605,073 17.00 to 11.71 38,054   2.11%      4.90% to    3.20%
   2011............................ 0.75% to 2.35% 3,247,690 16.21 to 11.35 45,800   4.07%      6.40% to    4.69%
   2010............................ 0.75% to 2.35% 3,707,548 15.23 to 10.84 49,438   3.08%      6.76% to    5.04%
 Premier Growth Equity Fund --
    Class 1 Shares
   2014............................ 0.75% to 2.10% 1,840,075 18.44 to 17.71 33,758   0.47%     13.20% to   11.66%
   2013............................ 0.75% to 2.10% 2,124,592 16.29 to 15.86 34,859   0.54%     33.87% to   32.05%
   2012............................ 0.75% to 2.10% 2,489,095 12.17 to 12.01 30,758   0.83%     19.97% to   18.34%
   2011............................ 0.75% to 2.10% 3,236,743 10.14 to 10.15 33,683   0.19%    (0.28)% to  (1.63)%
   2010............................ 0.75% to 2.10% 3,817,618 10.17 to 10.32 40,199   0.23%     10.77% to    9.26%
 Real Estate Securities Fund --
   Class 1 Shares
   2014............................ 0.75% to 2.55% 2,413,755 47.22 to 13.17 73,692   1.64%     30.91% to   28.54%
   2013............................ 0.75% to 2.55% 4,052,098 36.07 to 10.24 82,755   1.57%      1.83% to  (0.02)%
   2012............................ 0.75% to 2.55% 2,397,627 35.42 to 10.25 64,381   1.84%     15.91% to   13.81%
   2011............................ 0.75% to 2.55% 2,683,707  30.56 to 9.00 63,442   1.24%      9.03% to    7.06%
   2010............................ 0.75% to 2.55% 3,101,450  28.03 to 8.41 66,608   1.75%     27.98% to   25.66%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                 EXPENSE AS A                                        INVESTMENT
                                 % OF AVERAGE                             NET ASSETS   INCOME
                                NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)   TOTAL RETURN (3)
                                -------------- ----------- -------------- ---------- ---------- -------------------
 S&P 500(R) Index Fund
   2014........................ 0.75% to 2.35%   7,374,743 16.15 to 15.01   165,498    1.60%     12.43% to   10.62%
   2013........................ 0.75% to 2.55%   8,409,723 14.37 to 11.85   169,583    1.73%     30.98% to   28.61%
   2012........................ 0.75% to 2.55%   9,702,710 10.97 to  9.22   150,686    1.91%     14.83% to   12.74%
   2011........................ 0.75% to 2.55%  10,777,158  9.55 to  8.18   148,251    1.73%      0.94% to  (0.88)%
   2010........................ 0.75% to 2.55%  13,356,583  9.46 to  8.25   181,301    1.76%     13.98% to   11.91%
 Small-Cap Equity Fund --
   Class 1 Shares
   2014........................ 1.15% to 2.30%   1,402,842 28.93 to 17.03    37,546    0.00%      2.58% to    1.38%
   2013........................ 1.15% to 2.30%   1,675,499 28.20 to 16.80    43,824    0.00%     35.31% to   33.74%
   2012........................ 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787    0.01%     13.25% to   11.93%
   2011........................ 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381    0.00%      1.95% to    0.76%
   2010........................ 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%     26.01% to   24.54%
 Total Return Fund -- Class 1
   Shares
   2014........................ 0.75% to 2.30%  58,415,695 17.21 to 13.25   922,904    1.64%      4.53% to    2.90%
   2013........................ 0.75% to 2.30%  67,335,272 16.46 to 12.88 1,025,906    1.48%     14.07% to   12.29%
   2012........................ 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987    1.54%     11.70% to    9.96%
   2011........................ 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186    1.68%    (3.57)% to  (5.08)%
   2010........................ 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019    1.39%      8.82% to    7.12%
 Total Return Fund -- Class 3
   Shares
   2014........................ 1.45% to 2.55%  75,427,525 12.86 to 10.62   883,287    1.40%      3.55% to    2.39%
   2013........................ 1.45% to 2.55%  87,086,756 12.42 to 10.37   988,824    1.22%     12.98% to   11.72%
   2012........................ 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523    1.29%     10.62% to    9.38%
   2011........................ 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142    1.45%    (4.50)% to  (5.56)%
   2010........................ 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%      7.78% to    6.58%
 U.S. Equity Fund -- Class 1
   Shares
   2014........................ 0.75% to 1.85%   1,698,913 17.87 to 17.41    30,273    0.92%     11.93% to   10.69%
   2013........................ 0.75% to 1.85%   1,844,437 15.97 to 15.73    29,293    0.95%     32.91% to   31.44%
   2012........................ 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799    1.22%     14.93% to   13.65%
   2011........................ 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806    0.71%    (3.64)% to  (4.70)%
   2010........................ 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%      9.44% to    8.22%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund -- Institutional
   Shares
   2014........................ 1.15% to 1.60%     631,084 16.31 to 15.73    10,331    1.32%     11.64% to   11.13%
   2013........................ 1.15% to 1.60%     772,229 14.61 to 14.15    11,349    1.19%     31.70% to   31.11%
   2012........................ 1.15% to 1.60%     838,830 11.09 to 10.79     9,408    1.32%     17.75% to   17.22%
   2011........................ 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728    1.14%    (8.12)% to  (8.53)%
   2010........................ 1.15% to 1.60%   1,197,528 10.25 to 10.07    12,515    0.75%      9.92% to    9.42%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 Goldman Sachs Mid Cap Value
   Fund
   2014........................... 1.15% to 2.30%  1,835,320 37.85 to 17.70  59,983   0.99%     12.26% to   10.96%
   2013........................... 1.15% to 2.30%  1,995,853 33.72 to 15.95  60,621   0.81%     31.37% to   29.84%
   2012........................... 1.15% to 2.30%  2,244,886 25.67 to 12.29  53,736   1.12%     17.10% to   15.74%
   2011........................... 1.15% to 2.30%  2,611,778 21.92 to 10.62  53,592   0.71%    (7.45)% to  (8.53)%
   2010........................... 1.15% to 2.30%  3,088,859 23.68 to 11.61  69,078   0.66%     23.56% to   22.13%
 Goldman Sachs Money Market
   Fund -- Service Shares
   2014........................... 0.75% to 2.55% 16,425,706  9.82 to  9.40 158,168   0.01%    (0.74)% to  (2.54)%
   2013........................... 0.75% to 2.55% 17,668,537  9.90 to  9.64 172,860   0.01%    (0.74)% to  (2.54)%
   2012(4)........................ 0.75% to 2.55% 20,290,027  9.97 to  9.89 201,609   0.00%    (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2014........................... 1.45% to 2.20%    233,274 14.02 to 12.48   3,179   3.84%      3.40% to    2.61%
   2013........................... 1.45% to 2.20%    267,217 13.56 to 12.16   3,539   4.79%    (2.90)% to  (3.64)%
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%      3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%      5.90% to    5.10%
   2010........................... 1.45% to 2.20%    452,511 12.70 to 11.65   5,666   4.11%      7.65% to    6.83%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio --
   Class 1
   2014........................... 1.45% to 2.20%     26,243 17.38 to 14.66     439   0.64%     14.18% to   13.31%
   2013........................... 1.45% to 2.20%     31,578 15.23 to 12.94     465   1.11%     38.55% to   37.50%
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%     14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%    (2.95)% to  (3.69)%
   2010........................... 1.45% to 2.20%     59,378  9.89 to  8.60     575   1.32%     17.79% to   16.90%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2014........................... 1.45% to 2.05%      3,942 27.71 to 26.76     108   0.78%     13.44% to   12.75%
   2013........................... 1.45% to 2.05%      4,772 24.42 to 23.73     115   1.06%     30.38% to   29.59%
   2012........................... 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%     18.63% to   17.90%
   2011........................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%      0.68% to    0.07%
   2010........................... 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%     21.67% to   20.93%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2014........................... 1.45% to 1.45%        292 27.16 to 27.16       8   0.11%      8.01% to    8.01%
   2013........................... 1.45% to 1.45%      1,851 25.15 to 25.15      47   0.69%     40.23% to   40.23%
   2012........................... 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%     17.99% to   17.99%
   2011........................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%    (6.15)% to  (6.15)%
   2010........................... 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%     25.28% to   25.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2014.......................... 1.45% to 2.20%     70,097 19.19 to 15.46   1,294   0.94%      12.25% to  11.40%
   2013.......................... 1.45% to 2.20%     83,693 17.09 to 13.88   1,382   1.33%      34.24% to  33.22%
   2012.......................... 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%      15.94% to  15.05%
   2011.......................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%    (3.29)% to  (4.02)%
   2010.......................... 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to  11.08%
Janus Aspen Series
  Balanced Portfolio --
  Institutional Shares
   2014.......................... 1.15% to 1.60%  2,693,920 50.76 to 21.90  93,337   1.73%       7.26% to   6.78%
   2013.......................... 1.15% to 1.60%  3,140,078 47.32 to 20.51 100,092   1.52%      18.77% to  18.24%
   2012.......................... 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%      12.31% to  11.80%
   2011.......................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%       0.47% to   0.02%
   2010.......................... 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to   6.66%
 Balanced Portfolio -- Service
   Shares
   2014.......................... 1.45% to 2.55%  7,502,341 22.43 to 14.60 132,960   1.50%       6.67% to   5.48%
   2013.......................... 1.45% to 2.55%  8,424,542 21.03 to 13.84 139,847   1.33%      18.07% to  16.75%
   2012.......................... 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%      11.73% to  10.48%
   2011.......................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%    (0.11)% to  (1.22)%
   2010.......................... 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to   5.36%
 Enterprise Portfolio --
   Institutional Shares
   2014.......................... 1.15% to 1.60%  1,377,241 67.23 to 18.95  51,555   0.16%      11.23% to  10.73%
   2013.......................... 1.15% to 1.60%  1,610,634 60.44 to 17.11  53,909   0.50%      30.86% to  30.27%
   2012.......................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%      15.94% to  15.41%
   2011.......................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%    (2.55)% to  (2.99)%
   2010.......................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to  23.84%
 Enterprise Portfolio -- Service
   Shares
   2014.......................... 1.50% to 1.70%    434,592 10.18 to  9.88   4,893   0.03%      10.56% to  10.33%
   2013.......................... 1.50% to 1.70%    484,698  9.21 to  8.96   4,979   0.37%      30.06% to  29.80%
   2012.......................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%      15.23% to  14.99%
   2011.......................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%    (3.12)% to  (3.32)%
   2010.......................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to  23.39%
 Flexible Bond Portfolio --
   Institutional Shares
   2014.......................... 0.75% to 1.60%    755,890 22.04 to 19.45  18,247   3.56%       4.15% to   3.26%
   2013.......................... 0.75% to 1.60%    707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
   2012.......................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%       7.52% to   6.60%
   2011.......................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to   5.04%
   2010.......................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   3.79%       7.16% to   6.25%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Forty Portfolio -- Institutional
   Shares
   2014............................ 0.75% to 1.60% 1,281,669 17.73 to 19.49 38,853   0.16%       7.92% to    7.00%
   2013............................ 0.75% to 1.60% 1,538,511 16.43 to 18.21 43,191   0.71%      30.24% to   29.13%
   2012............................ 0.75% to 1.60% 1,936,175 12.61 to 14.10 41,380   0.69%      23.23% to   22.17%
   2011............................ 0.75% to 1.60% 2,269,593 10.24 to 11.54 39,819   0.37%     (7.39)% to  (8.18)%
   2010............................ 0.75% to 1.60% 2,758,731 11.05 to 12.57 53,004   0.34%       5.95% to    5.05%
 Forty Portfolio -- Service Shares
   2014............................ 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013............................ 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
   2012............................ 1.45% to 2.55% 4,586,883 20.19 to 11.01 52,690   0.56%      22.06% to   20.69%
   2011............................ 1.45% to 2.55% 4,630,163 16.54 to  9.12 44,050   0.25%     (8.29)% to  (9.31)%
   2010............................ 1.45% to 2.55% 5,164,331 18.04 to 10.06 54,511   0.19%       4.94% to    3.77%
 Global Research Portfolio --
   Institutional Shares
   2014............................ 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013............................ 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
   2012............................ 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011............................ 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
   2010............................ 1.15% to 1.60% 3,542,088 32.30 to  9.61 70,639   0.61%      14.50% to   13.99%
 Global Research Portfolio --
   Service Shares
   2014............................ 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013............................ 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
   2012............................ 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011............................ 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
   2010............................ 1.50% to 1.70% 1,036,356  6.23 to  6.10  6,800   0.48%      13.79% to   13.56%
 Global Technology Portfolio --
   Service Shares
   2014............................ 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013............................ 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
   2012............................ 1.15% to 1.70% 1,075,593  5.64 to  5.14  5,799   0.00%      17.77% to   17.12%
   2011............................ 1.15% to 1.70% 1,319,545  4.79 to  4.39  6,061   0.00%     (9.71)% to (10.21)%
   2010............................ 1.15% to 1.70% 1,601,174  5.30 to  4.89  8,156   0.00%      22.97% to   22.28%
 Janus Portfolio -- Institutional
   Shares
   2014............................ 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%
   2013............................ 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%      28.84% to   28.26%
   2012............................ 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011............................ 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
   2010............................ 1.15% to 1.60% 4,095,798 26.35 to  8.76 63,582   1.08%      13.20% to   12.69%
 Janus Portfolio -- Service Shares
   2014............................ 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%      11.04% to   10.82%
   2013............................ 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%      28.05% to   27.79%
   2012............................ 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011............................ 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
   2010............................ 1.50% to 1.70%   771,277  6.69 to  6.55  5,366   0.36%      12.55% to   12.32%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Institutional
   Shares
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%
   2010.............................. 0.75% to 1.60% 2,537,925 19.15 to 29.44 99,035   0.68%      24.37% to   23.31%
 Overseas Portfolio -- Service
   Shares
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013.............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%
   2012.............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011.............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
   2010.............................. 1.45% to 2.10%   820,795 38.48 to 25.54 15,993   0.52%      23.21% to   22.40%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2014.............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%      18.33% to   17.31%
   2013.............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%      45.23% to   43.98%
   2012.............................. 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011.............................. 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
   2010.............................. 1.45% to 2.30%   426,545 14.97 to 10.24  5,856   0.00%      22.91% to   21.85%
 ClearBridge Variable Equity
   Income Portfolio -- Class I
   2014.............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%      12.31% to   11.80%
   2013.............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%      24.49% to   23.93%
   2012.............................. 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011.............................. 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
   2010.............................. 1.15% to 1.60%   543,444  8.69 to  8.55  4,661   3.77%      10.97% to   10.47%
 ClearBridge Variable Equity
   Income Portfolio -- Class II
   2014.............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%      11.84% to   10.70%
   2013.............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%      23.86% to   22.61%
   2012.............................. 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011.............................. 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
   2010.............................. 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2014.............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%      10.42% to (10.82)%
   2013.............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%      30.85% to   30.26%
   2012.............................. 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011.............................. 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010.............................. 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2014............................. 1.45% to 2.30%   706,101 21.99 to 16.77  9,000   0.28%       9.50% to    8.56%
   2013............................. 1.45% to 2.30%   817,383 20.08 to 15.44  9,724   0.42%      28.17% to   27.06%
   2012............................. 1.45% to 2.30%   935,280 15.67 to 12.15  8,671   0.22%      14.99% to   13.99%
   2011............................. 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010............................. 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
   2012............................. 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................. 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010............................. 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
 MFS(R) New Discovery Series --
   Service Class Shares
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
   2012............................. 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................. 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010............................. 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
 MFS(R) Total Return Series --
   Service Class Shares
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
   2012............................. 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
 MFS(R) Utilities Series -- Service
   Class Shares
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
MFS(R) Variable Insurance Trust II
 MFS(R) Strategic Income
   Portfolio -- Service Class
   Shares
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- -------------------
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service Shares
   2014............................ 1.15% to 1.60%   897,175 91.37 to 16.88 36,968   0.45%     14.08% to   13.57%
   2013............................ 1.15% to 1.60% 1,049,031 80.09 to 14.87 37,612   0.98%     28.25% to   27.67%
   2012............................ 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%     12.80% to   12.29%
   2011............................ 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%    (2.28)% to  (2.72)%
   2010............................ 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%      8.16% to    7.67%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2014............................ 1.45% to 2.10%   354,443 20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013............................ 1.45% to 2.10%   416,579 18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
   2012............................ 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%     12.15% to   11.41%
   2011............................ 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%    (2.80)% to  (3.44)%
   2010............................ 1.45% to 2.10%   748,903 13.02 to  9.82  8,938   0.00%      7.56% to    6.85%
 Oppenheimer Capital Income
   Fund/VA -- Non-Service Shares
   2014............................ 1.15% to 1.60%   461,073 44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013............................ 1.15% to 1.60%   533,854 41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
   2012............................ 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%     11.04% to   10.54%
   2011............................ 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%    (0.44)% to  (0.88)%
   2010............................ 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%     11.62% to   11.11%
 Oppenheimer Capital Income
   Fund/VA -- Service Shares
   2014............................ 1.45% to 2.55% 2,531,912 11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013............................ 1.45% to 2.55% 3,004,910 11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
   2012............................ 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%     10.48% to    9.24%
   2011............................ 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%    (1.07)% to  (2.17)%
   2010............................ 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%     11.04% to    9.81%
 Oppenheimer Core Bond
   Fund/VA -- Non-Service Shares
   2014............................ 1.15% to 1.60%   732,970 27.28 to 11.54 13,217   5.33%      6.03% to    5.55%
   2013............................ 1.15% to 1.60%   873,493 25.73 to 10.93 14,939   5.09%    (1.25)% to  (1.69)%
   2012............................ 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%      9.02% to    8.53%
   2011............................ 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%      7.03% to    6.54%
   2010............................ 1.15% to 1.60% 1,318,800 22.33 to  9.62 19,585   1.89%     10.13% to    9.64%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Non-Service
   Shares
   2014............................ 1.15% to 1.60%   647,143 73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013............................ 1.15% to 1.60%   785,237 70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
   2012............................ 1.15% to 1.60%   966,629 52.30 to 10.77 26,703   0.00%     15.10% to   14.58%
   2011............................ 1.15% to 1.60% 1,083,970 45.44 to  9.40 26,518   0.00%    (0.06)% to  (0.52)%
   2010............................ 1.15% to 1.60% 1,116,144 45.47 to  9.45 29,147   0.00%     26.00% to   25.43%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Service
   Shares
   2014......................... 1.45% to 1.85%    147,843 21.32 to 16.23   3,123   0.00%      3.99% to    3.57%
   2013......................... 1.45% to 1.85%    167,844 20.50 to 15.67   3,411   0.00%     33.66% to   33.12%
   2012......................... 1.45% to 1.85%    199,354 15.34 to 11.77   3,033   0.00%     14.48% to   14.01%
   2011......................... 1.45% to 1.95%    222,566 13.40 to  9.73   2,955   0.00%    (0.62)% to  (1.13)%
   2010......................... 1.45% to 1.95%    225,234 13.48 to  9.84   3,002   0.00%     25.32% to   24.68%
 Oppenheimer Global Fund/VA --
   Service Shares
   2014......................... 1.45% to 2.55%  6,676,251 28.04 to 11.32 108,068   0.82%      0.58% to  (0.55)%
   2013......................... 1.45% to 2.55%  6,525,998 27.88 to 11.38 108,740   1.17%     25.15% to   23.75%
   2012......................... 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%     19.19% to   17.86%
   2011......................... 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%    (9.85)% to (10.86)%
   2010......................... 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%     14.03% to   12.76%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2014......................... 1.15% to 1.60%    468,622 10.19 to 10.09   4,751   4.35%      1.66% to    1.20%
   2013......................... 1.15% to 1.60%    604,417 10.03 to  9.97   6,043   4.96%    (1.28)% to  (1.73)%
   2012......................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%      8.96% to    8.48%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2014......................... 1.45% to 2.55%  6,848,063 21.80 to 12.48  99,834   0.58%      8.80% to    7.59%
   2013......................... 1.45% to 2.55%  8,143,681 20.04 to 11.60 109,727   0.85%     29.53% to   28.09%
   2012......................... 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%     14.91% to   13.63%
   2011......................... 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%    (1.76)% to  (2.85)%
   2010......................... 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%     14.15% to   12.87%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA -- Service
   Shares
   2014......................... 1.45% to 2.55%  3,580,428 32.50 to 14.15  74,081   0.72%     10.04% to    8.81%
   2013......................... 1.45% to 2.55%  6,002,899 29.54 to 13.00 110,609   0.70%     38.59% to   37.04%
   2012......................... 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%     15.96% to   14.66%
   2011......................... 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%    (3.80)% to  (4.87)%
   2010......................... 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%     21.27% to   19.92%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2014......................... 1.45% to 2.20%    791,211 14.03 to 13.03  10,890   4.87%    (1.00)% to  (1.76)%
   2013......................... 1.45% to 2.20%    961,909 14.17 to 13.26  13,386   3.88%    (1.34)% to  (2.09)%
   2012......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%     13.14% to   12.28%
   2011......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%      0.45% to  (0.57)%
   2010......................... 1.45% to 2.20%  1,941,939 12.64 to 12.10  24,305   7.74%     11.37% to   10.52%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2014........................ 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013........................ 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
   2012........................ 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011........................ 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%
   2010........................ 1.50% to 1.70%    329,160 15.30 to 14.98   4,985   1.85%       6.86% to    6.65%
 High Yield Portfolio --
   Administrative Class Shares
   2014........................ 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013........................ 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
   2012........................ 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011........................ 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
   2010........................ 1.45% to 2.55%  7,853,172 15.51 to 11.18 113,843   7.26%      12.81% to   11.55%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2014........................ 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013........................ 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
   2012........................ 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011........................ 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
   2010........................ 1.45% to 2.55%  2,490,396 14.21 to 12.26  41,299   3.74%       9.99% to    8.76%
 Low Duration Portfolio --
   Administrative Class Shares
   2014........................ 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013........................ 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
   2012........................ 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011........................ 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010........................ 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.62%       3.76% to    2.60%
 Total Return Portfolio --
   Administrative Class Shares
   2014........................ 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013........................ 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
   2012........................ 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011........................ 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010........................ 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   2.41%       6.86% to    5.35%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2014........................ 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013........................ 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%
   2012........................ 1.45% to 1.85%    588,292 19.30 to 14.24   4,281   0.00%      15.07% to   14.61%
   2011........................ 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
   2010........................ 1.45% to 2.10%    830,325 16.66 to 12.18   5,295   0.00%      16.77% to   16.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2014............................ 1.15% to 1.60% 1,570,602 32.75 to 13.99 33,343   0.15%       9.71% to    9.21%
   2013............................ 1.15% to 1.60% 1,781,971 29.85 to 12.81 34,391   0.77%      33.53% to   32.92%
   2012............................ 1.15% to 1.60% 2,080,239 22.36 to  9.64 30,100   1.15%       8.60% to    8.11%
   2011............................ 1.15% to 1.60% 2,429,489 20.59 to  8.92 32,583   1.01%     (1.49)% to  (1.94)%
   2010............................ 1.15% to 1.60% 2,853,332 20.90 to  9.09 38,885   0.75%      12.08% to   11.58%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2014............................ 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
   2013............................ 1.15% to 1.60% 1,585,723 21.54 to 16.09 30,091   0.00%      32.72% to   32.12%
   2012............................ 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011............................ 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%    (4.29)% to   (4.73)%
   2010............................ 1.15% to 1.60% 2,612,290 15.25 to 11.55 35,106   0.00%      23.85% to   23.30%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2014............................ 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
   2013............................ 1.45% to 2.55%   363,002 26.11 to 12.27  8,618   0.00%      27.48% to   26.05%
   2012............................ 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011............................ 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
   2010............................ 1.45% to 2.55%   749,996 19.96 to  9.70 13,901   0.00%       5.81% to    4.63%
 Jennison Portfolio -- Class II
   Shares
   2014............................ 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
   2013............................ 1.45% to 2.30%   137,841 23.22 to 15.89  2,876   0.00%      35.12% to   33.96%
   2012............................ 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678   0.02%       9.83% to    8.89%
 Natural Resources Portfolio --
   Class II Shares
   2014............................ 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013............................ 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
   2012............................ 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145   0.08%      25.63% to   24.23%
 SP International Growth
   Portfolio -- Class II Shares
   2014............................ 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013............................ 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
   2012............................ 1.55% to 1.55%     1,322 10.28 to 10.28     14   0.00%      19.97% to   19.97%
   2011............................ 1.55% to 1.55%     1,395  8.57 to  8.57     12   0.45%    (16.63)% to (16.63)%
   2010............................ 1.55% to 1.55%     1,472 10.28 to 10.28     15   1.18%      12.05% to   12.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2014

                                      EXPENSE AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- -------------------
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2014............................. 1.55% to 1.55%   1,170 22.28 to 22.28    26    0.00%      7.46% to    7.46%
   2013............................. 1.55% to 1.55%   1,566 20.73 to 20.73    32    0.00%     25.86% to   25.86%
   2012............................. 1.55% to 1.55%   1,637 16.47 to 16.47    27    0.00%     14.64% to   14.64%
   2011............................. 1.55% to 1.55%   1,657 14.37 to 14.37    24    0.21%      0.20% to    0.20%
   2010............................. 1.55% to 1.55%   1,809 14.34 to 14.34    26    0.23%     18.10% to   18.10%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2014............................. 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%      2.36% to    1.84%
   2013............................. 1.45% to 1.95% 196,633 19.19 to 18.86 3,766    0.13%     37.85% to   37.16%
   2012............................. 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%     18.64% to   18.04%
   2011............................. 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%    (6.91)% to  (7.38)%
   2010 (4)......................... 1.45% to 1.95% 214,337 12.61 to 12.58 2,701    0.00%     64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2014 and 2013....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012......... F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012......................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2014,
     2013 and 2012.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2014. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2015

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2014       2013
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $14,498.1  $13,602.5
       Equity securities available-for-sale, at fair value.................................      52.2       45.4
       Commercial mortgage loans...........................................................   1,652.9    1,543.7
       Policy loans........................................................................     501.1      499.3
       Other invested assets...............................................................   1,033.9      861.5
                                                                                            ---------  ---------
              Total investments............................................................  17,738.2   16,552.4
   Cash and cash equivalents...............................................................     873.8      328.0
   Accrued investment income...............................................................     134.3      127.1
   Deferred acquisition costs..............................................................   2,643.8    2,752.8
   Intangible assets.......................................................................     134.8      217.3
   Goodwill................................................................................        --      303.9
   Reinsurance recoverable.................................................................   7,561.1    7,722.4
   Other assets............................................................................     518.2      475.5
   Separate account assets.................................................................   8,422.6    9,264.5
                                                                                            ---------  ---------
              Total assets................................................................. $38,026.8  $37,743.9
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,482.3  $ 9,504.7
       Policyholder account balances.......................................................  11,533.4   10,441.7
       Liability for policy and contract claims............................................     245.8      247.6
       Unearned premiums...................................................................       8.0        9.9
       Other liabilities...................................................................     460.1      413.0
       Non-recourse funding obligations....................................................   2,181.8    2,226.3
       Deferred tax liability..............................................................   1,297.9    1,218.2
       Separate account liabilities........................................................   8,422.6    9,264.5
                                                                                            ---------  ---------
              Total liabilities............................................................  33,631.9   33,325.9
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,840.9    4,839.5
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     398.4      153.5
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       2.2        0.9
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     400.6      154.4
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      63.6       19.5
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     464.2      173.9
       Retained deficit....................................................................    (935.8)    (621.0)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,394.9    4,418.0
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $38,026.8  $37,743.9
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                              ----------------------------
                                                                                2014      2013      2012
                                                                              --------  --------  --------
Revenues:
Premiums..................................................................... $  631.2  $  602.7  $  472.8
Net investment income........................................................    694.6     691.8     693.9
Net investment gains (losses)................................................    (28.1)    (78.1)    (86.9)
Policy fees and other income.................................................    811.8     851.4     853.5
                                                                              --------  --------  --------
   Total revenues............................................................  2,109.5   2,067.8   1,933.3
                                                                              --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves................................  1,133.4   1,026.3   1,028.0
Interest credited............................................................    313.3     302.9     305.7
Acquisition and operating expenses, net of deferrals.........................    282.0     268.7     266.3
Amortization of deferred acquisition costs and intangibles...................    191.9     186.1     335.6
Goodwill impairment..........................................................    303.9        --     147.0
Interest expense.............................................................     89.5     103.6      87.1
                                                                              --------  --------  --------
   Total benefits and expenses...............................................  2,314.0   1,887.6   2,169.7
                                                                              --------  --------  --------
Income (loss) before income taxes and equity in net income of unconsolidated
  subsidiary.................................................................   (204.5)    180.2    (236.4)
Provision (benefit) for income taxes.........................................     11.5      53.4     (59.4)
                                                                              --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary...   (216.0)    126.8    (177.0)
Equity in net income of unconsolidated subsidiary............................      1.2      35.6      45.5
                                                                              --------  --------  --------
Net income (loss)............................................................ $ (214.8) $  162.4  $ (131.5)
                                                                              ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments....................................... $   (3.1) $   (2.4) $  (24.0)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss)..............................................................     (0.5)     (3.8)    (25.0)
                                                                              --------  --------  --------
Net other-than-temporary impairments.........................................     (3.6)     (6.2)    (49.0)
Other investment gains (losses)..............................................    (24.5)    (71.9)    (37.9)
                                                                              --------  --------  --------
Total net investment gains (losses).......................................... $  (28.1) $  (78.1) $  (86.9)
                                                                              ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                -------------------------
                                                                                  2014     2013     2012
                                                                                -------  -------  -------
Net income (loss).............................................................. $(214.8) $ 162.4  $(131.5)
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   244.9   (377.7)   260.4
   Net unrealized gains (losses) on other-than-temporarily impaired securities.     1.3     33.5     48.0
   Derivatives qualifying as hedges............................................    44.1    (27.7)    (4.6)
                                                                                -------  -------  -------
   Total other comprehensive income (loss).....................................   290.3   (371.9)   303.8
                                                                                -------  -------  -------
Total comprehensive income (loss).............................................. $  75.5  $(209.5) $ 172.3
                                                                                =======  =======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2011.................... $25.6   $4,719.9     $ 242.0    $(338.4)   $4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012....................  25.6    4,849.4       545.8     (583.4)    4,837.4
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --      162.4       162.4
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      (377.7)        --      (377.7)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        33.5         --        33.5
   Derivatives qualifying as hedges.................    --         --       (27.7)        --       (27.7)
                                                                                                --------
Total comprehensive income (loss)...................                                              (209.5)
Dividends...........................................    --         --          --     (200.0)     (200.0)
Other transactions with former parent...............    --      (11.1)         --         --       (11.1)
Other transactions with stockholder.................    --        1.2          --         --         1.2
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2013....................  25.6    4,839.5       173.9     (621.0)    4,418.0
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (214.8)     (214.8)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --       244.9         --       244.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         1.3         --         1.3
   Derivatives qualifying as hedges.................    --         --        44.1         --        44.1
                                                                                                --------
Total comprehensive income (loss)...................                                                75.5
Dividends...........................................    --         --          --     (100.0)     (100.0)
Other transactions with stockholder.................    --        1.4          --         --         1.4
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2014.................... $25.6   $4,840.9     $ 464.2    $(935.8)   $4,394.9
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2014       2013       2012
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (214.8) $   162.4  $  (131.5)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................       0.4       (7.9)     (13.6)
       Equity in net income of unconsolidated subsidiary...................      (1.2)     (35.6)     (45.5)
       Net investment losses (gains).......................................      28.1       78.1       86.9
       Charges assessed to policyholders...................................    (692.5)    (726.5)    (729.2)
       Acquisition costs deferred..........................................    (198.7)    (180.6)    (347.9)
       Amortization of deferred acquisition costs and intangibles..........     191.9      186.1      335.6
       Goodwill impairment.................................................     303.9         --      147.0
       Deferred income taxes...............................................     (21.7)      90.5      284.8
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................      65.6      (83.6)     (62.5)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (43.7)     (21.1)     (18.4)
       Insurance reserves..................................................     596.5      400.1      372.1
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      (7.3)      (0.9)      68.3
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................       6.5     (139.0)     (53.9)
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,537.1    1,271.2    1,987.7
       Commercial mortgage loans...........................................     229.3      297.6      367.1
       Restricted commercial mortgage loans related to securitization
         entity............................................................        --       16.6       18.9
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     476.4    1,111.4    1,589.5
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,284.0)  (2,958.6)  (2,770.1)
       Commercial mortgage loans...........................................    (336.2)    (236.8)    (171.6)
   Other invested assets, net..............................................     (33.6)      11.5       66.4
   Purchase of subsidiary, net of cash acquired............................        --         --      (27.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................    (411.0)    (487.1)   1,060.0
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   2,039.4    1,903.8    1,638.6
   Withdrawals from universal life and investment contracts................    (955.5)  (1,466.9)  (1,338.5)
   Redemption of non-recourse funding obligations..........................     (44.5)     (27.9)  (1,276.8)
   Repayment of borrowings related to securitization entity................        --      (64.6)     (21.9)
   Capital contribution from parent........................................        --         --       89.8
   Dividends paid..........................................................    (100.0)    (200.0)    (100.0)
   Other, net..............................................................      10.9      (12.4)      (5.6)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................     950.3      132.0   (1,014.4)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................     545.8     (494.1)      (8.3)
Cash and cash equivalents at beginning of period...........................     328.0      822.1      830.4
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   873.8  $   328.0  $   822.1
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2014 and 2013, the carrying value of our investment in GLICNY was $600.9 million and $495.0 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). In 2013, Broad Street Real Estate Holding, LLC was merged into Newco. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured, create dependable income streams for life or for a specified period of time, help save and invest to achieve financial goals and protect income and assets from other adverse economic impacts of significant health care costs. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept deposits on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

   We distribute our products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for recognition and/or disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   (f) Commercial Mortgage Loans

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2014 and 2013, the fair value of securities loaned under our securities lending program was $59.5 million and $55.1 million, respectively. As of December 31, 2014 and 2013, the fair value of collateral held under our securities lending program was $61.8 million and $58.0 million, respectively, and the offsetting obligation to return collateral of $61.8 million and $58.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2014 and 2013.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration and short-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. For the years ended
December 31, 2014, 2013 and 2012, no charges to income (loss) were recorded as a result of our PVFP recoverability or loss recognition testing. See note 6 for additional information related to PVFP.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income (loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income (loss). In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income (loss). When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income (loss).

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2014, the fair value of non-cash collateral received was $11.2 million and the underlying assets were not sold or re-pledged. We had no non-cash collateral as of December 31, 2013. Additionally, we have pledged $0.3 million of fixed maturity securities as of December 31, 2014. No fixed maturity securities were pledged as of December 31, 2013. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty.

   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   (o) Insurance Reserves

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums is less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   We are also required to accrue additional future policy benefit reserves when the overall reserve is adequate, but profits are projected in earlier years followed by losses projected in later years. When this pattern of profits followed by losses exists, we would increase reserves in the profitable years by the amounts necessary to offset losses in later years.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions.

   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Effective with the period beginning January 1, 2011, the Company elected to be included in a U.S. consolidated income tax return with its ultimate parent, Genworth as the common parent of the consolidated group (the "life/non-life consolidated return"). Prior to 2011, the Company was included in a U.S. consolidated income tax return with its immediate parent, GLIC as the common parent of the consolidated group (the "life/life consolidated return"). The tax sharing agreement previously applicable to the life/life consolidated return was terminated with the filing of the life/non-life consolidated return and those entities adopted the Genworth tax sharing agreement (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement were settled with the Company after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually.

   Additionally, we entered into new tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. is downgraded below certain ratings levels by Standard & Poor's and Moody's Investors Service, Inc. We secured irrevocable letters of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $582.8 million to meet its obligations under these provisions. The letters of credit automatically renew annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   (t) Accounting Changes

   Investment Companies

   On January 1, 2014, we adopted new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarified the characteristics of an investment company, provided comprehensive guidance for assessing whether an entity is an investment company, required investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and required additional disclosures. The adoption of this accounting guidance did not have any impact on our consolidated financial statements.

   Benchmarking Interest Rates Used When Applying Hedge Accounting

   In July 2013, we adopted new accounting guidance to provide additional flexibility in the benchmark interest rates used when applying hedge accounting. The new guidance permits the use of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes and removes certain restrictions on being able to apply hedge accounting for similar hedges using different benchmark interest rates. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   Offsetting Assets And Liabilities

   On January 1, 2013, we adopted new accounting guidance for disclosures about offsetting assets and liabilities. This guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Reclassification Of Items Out Of Accumulated Other Comprehensive Income

   On January 1, 2013, we adopted new accounting guidance related to the presentation of the reclassification of items out of accumulated other comprehensive income into net income. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Testing Indefinite-Lived Intangible Assets For Impairment

   On October 1, 2012, we adopted new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   (u) Accounting Pronouncements Not Yet Adopted

   In August 2014, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance is intended to address the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. This guidance is effective for us on January 1, 2016, with early adoption permitted as of the beginning of an annual reporting period. We plan to early adopt this new guidance during 2015 and do not expect any impact on our consolidated financial statements.

   In June 2014, the FASB issued new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings, and added disclosure requirements for all repurchase agreements, securities lending transactions and repurchase-to-maturity transactions. The new guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that will be subject to additional disclosures. These new requirements will be effective for us on January 1, 2015 and early adoption is not permitted. This new guidance will only impact our disclosures.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. The guidance also includes disclosure requirements that provide information about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The guidance is effective for us on January 1, 2017 and early adoption is not permitted. Insurance contracts are specifically excluded from this new guidance, however, there is uncertainty whether investment contracts are subject to this new guidance, which could result in a significant change in revenue recognition for these contracts. As such, we are still in the process of evaluating the impact, if any, the guidance may have on our consolidated financial statements.

   In January 2014, the FASB issued new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. This new guidance will be effective for us and we will adopt the guidance on January 1, 2015. We do not expect this new guidance to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2014    2013    2012
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $560.4  $541.7  $541.6
Fixed maturity securities--non-taxable.....................................    2.7     0.7      --
Commercial mortgage loans..................................................   91.7    95.2   101.0
Restricted commercial mortgage loans related to securitization entity/(1)/.     --     6.0     7.3
Equity securities..........................................................    2.2     2.5     1.7
Other invested assets......................................................   24.6    32.6    28.9
Policy loans...............................................................   31.1    31.9    31.6
Cash, cash equivalents and short-term investments..........................    0.2     0.5     0.2
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  712.9   711.1   712.3
Expenses and fees..........................................................  (18.3)  (19.3)  (18.4)
                                                                            ------  ------  ------
   Net investment income................................................... $694.6  $691.8  $693.9
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2014    2013    2012
---------------------                                                            ------  ------  ------
Available-for-sale securities:
   Realized gains............................................................... $ 35.3  $ 56.5  $ 46.9
   Realized losses..............................................................   (9.3)  (64.1)  (42.0)
                                                                                 ------  ------  ------
   Net realized gains (losses) on available-for-sale securities.................   26.0    (7.6)    4.9
                                                                                 ------  ------  ------
Impairments:
   Total other-than-temporary impairments.......................................   (3.1)   (2.4)  (24.0)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................   (0.5)   (3.8)  (25.0)
                                                                                 ------  ------  ------
   Net other-than-temporary impairments.........................................   (3.6)   (6.2)  (49.0)
                                                                                 ------  ------  ------
Derivative instruments/(1)/.....................................................  (93.6)  (27.5)  (45.9)
Commercial mortgage loans.......................................................    3.2     2.9     0.2
Trading securities..............................................................   39.8   (36.8)    4.0
Net gains related to securitization entity/(2)/.................................     --     0.1    (1.1)
Other...........................................................................    0.1    (3.0)     --
                                                                                 ------  ------  ------
   Net investment gains (losses)................................................ $(28.1) $(78.1) $(86.9)
                                                                                 ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2014, 2013 and 2012 was $210.5 million, $548.5 million and $425.9 million, respectively, which was approximately 96.0%, 90.1% and 92.7%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2014    2013     2012
---------------------                                                 -----  -------  -------
Beginning balance.................................................... $22.4  $ 165.9  $ 301.3
Additions:
   Other-than-temporary impairments not previously recognized........   0.7      2.1      7.0
   Increases related to other-than-temporary impairments previously
     recognized......................................................   0.4      2.6     24.1
Reductions:
   Securities sold, paid down or disposed............................  (4.3)  (148.2)  (166.5)
                                                                      -----  -------  -------
Ending balance....................................................... $19.2  $  22.4  $ 165.9
                                                                      =====  =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2014      2013     2012
---------------------                                    --------  -------  --------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $  996.3  $ 405.5  $1,080.8
   Equity securities....................................      0.3     (1.5)      1.5
   Investment in unconsolidated subsidiary..............    106.1     45.4     118.2
                                                         --------  -------  --------
       Subtotal.........................................  1,102.7    449.4   1,200.5
Adjustments to DAC, PVFP and benefit reserves...........   (541.2)  (235.6)   (493.5)
Income taxes, net.......................................   (160.9)   (59.4)   (208.4)
                                                         --------  -------  --------
Net unrealized investment gains (losses)................ $  400.6  $ 154.4  $  498.6
                                                         ========  =======  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2014     2013     2012
---------------------                                                                 -------  -------  -------
Beginning balance.................................................................... $ 154.4  $ 498.6  $ 190.2
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................   675.7   (764.9)   572.6
   Adjustment to DAC.................................................................  (133.0)    77.9    (34.2)
   Adjustment to PVFP................................................................   (69.9)    74.4    (23.9)
   Adjustment to sales inducements...................................................    (2.2)     0.9     (0.4)
   Adjustment to benefit reserves....................................................  (100.5)   104.7   (101.0)
   Provision for income taxes........................................................  (109.3)   153.8   (133.3)
                                                                                      -------  -------  -------
       Change in unrealized gains (losses) on investment securities..................   260.8   (353.2)   279.8
Reclassification adjustments to net investment (gains) losses, net of taxes of $7.8,
  $(4.8) and $(15.5).................................................................   (14.6)     9.0     28.6
                                                                                      -------  -------  -------
Ending balance....................................................................... $ 400.6  $ 154.4  $ 498.6
                                                                                      =======  =======  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2014, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                   GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                 --------------------------- --------------------------
                                       AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                        COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                    COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                  --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises...................... $   874.0    $  149.5        $ --         $ (0.1)        $  --    $ 1,023.4
   Tax-exempt.........................      56.9         6.5          --             --            --         63.4
   Government--non-U.S................     175.8        22.3          --           (0.2)           --        197.9
   U.S. corporate.....................   6,242.9       606.7          --          (26.9)           --      6,822.7
   Corporate--non-U.S.................   2,243.4       138.1          --          (26.3)           --      2,355.2
   Residential mortgage-backed........   1,526.1       123.9         3.1           (8.4)         (0.1)     1,644.6
   Commercial mortgage-backed.........     881.3        32.7         2.8           (4.7)           --        912.1
   Other asset-backed.................   1,501.4         3.6          --          (26.2)           --      1,478.8
                                       ---------    --------        ----         ------         -----    ---------
       Total fixed maturity
         securities...................  13,501.8     1,083.3         5.9          (92.8)         (0.1)    14,498.1
Equity securities.....................      51.9         1.5          --           (1.2)           --         52.2
                                       ---------    --------        ----         ------         -----    ---------
       Total available-for- sale
         securities................... $13,553.7    $1,084.8        $5.9         $(94.0)        $(0.1)   $14,550.3
                                       =========    ========        ====         ======         =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   As of December 31, 2013, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                   GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                 --------------------------- --------------------------
                                       AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                        COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                    COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                  --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises...................... $   922.3     $ 70.3         $ --         $ (14.0)       $  --    $   978.6
   Tax-exempt.........................      46.6        0.4           --            (1.0)          --         46.0
   Government--non-U.S................     179.3       15.4           --            (1.2)          --        193.5
   U.S. corporate.....................   5,952.9      345.0           --           (97.2)          --      6,200.7
   Corporate--non-U.S.................   2,241.1      114.8           --           (39.3)          --      2,316.6
   Residential mortgage-backed........   1,519.3       75.2          2.4           (30.9)        (0.6)     1,565.4
   Commercial mortgage-backed.........     934.4       18.2          0.7           (27.2)        (0.5)       925.6
   Other asset-backed.................   1,401.1        4.6           --           (29.6)          --      1,376.1
                                       ---------     ------         ----         -------        -----    ---------
       Total fixed maturity
         securities...................  13,197.0      643.9          3.1          (240.4)        (1.1)    13,602.5
Equity securities.....................      46.9        2.7           --            (4.2)          --         45.4
                                       ---------     ------         ----         -------        -----    ---------
       Total available-for- sale
         securities................... $13,243.9     $646.6         $3.1         $(244.6)       $(1.1)   $13,647.9
                                       =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2014:

                                            LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                       ------------------------------ ------------------------------  --------------------
                                                  GROSS      NUMBER              GROSS       NUMBER              GROSS
                                        FAIR    UNREALIZED     OF      FAIR    UNREALIZED      OF      FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)            VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------           -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...................... $     --   $   --       --     $    6.4   $ (0.1)        6     $    6.4   $ (0.1)
    Government--non-U.S...............      1.7     (0.1)       2          2.1     (0.1)        1          3.8     (0.2)
    U.S. corporate....................    746.9    (12.2)     127        399.0    (14.7)       92      1,145.9    (26.9)
    Corporate--non-U.S................    388.2    (18.0)      72        218.5     (8.3)       35        606.7    (26.3)
    Residential mortgage-
     backed...........................     38.3     (0.2)       9        167.1     (8.3)       56        205.4     (8.5)
    Commercial mortgage-
     backed...........................    106.1     (0.5)      12        145.7     (4.2)       29        251.8     (4.7)
    Other asset-backed................    678.5     (4.5)      89        258.8    (21.7)       31        937.3    (26.2)
                                       --------   ------      ---     --------   ------       ---     --------   ------
    Subtotal, fixed maturity
     securities.......................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)
Equity securities.....................       --       --       --         19.5     (1.2)        3         19.5     (1.2)
                                       --------   ------      ---     --------   ------       ---     --------   ------
Total for securities in an unrealized
 loss position........................ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)
                                       ========   ======      ===     ========   ======       ===     ========   ======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $1,952.4   $(33.2)     309     $1,147.8   $(38.4)      241     $3,100.2   $(71.6)
    20%-50% Below cost................      7.3     (2.3)       2         49.8    (19.0)        9         57.1    (21.3)
                                       --------   ------      ---     --------   ------       ---     --------   ------
    Total fixed maturity
     securities.......................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)
                                       --------   ------      ---     --------   ------       ---     --------   ------
% Below cost--equity securities:
    (less than)20% Below cost.........       --       --       --         19.5     (1.2)        3         19.5     (1.2)
                                       --------   ------      ---     --------   ------       ---     --------   ------
    Total equity securities...........       --       --       --         19.5     (1.2)        3         19.5     (1.2)
                                       --------   ------      ---     --------   ------       ---     --------   ------
Total for securities in an unrealized
 loss position........................ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)
                                       ========   ======      ===     ========   ======       ===     ========   ======
Investment grade...................... $1,763.5   $(23.4)     267     $1,124.0   $(52.7)      217     $2,887.5   $(76.1)
Below investment grade /(3)/..........    196.2    (12.1)      44         93.1     (5.9)       36        289.3    (18.0)
                                       --------   ------      ---     --------   ------       ---     --------   ------
Total for securities in an unrealized
 loss position........................ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)
                                       ========   ======      ===     ========   ======       ===     ========   ======

                                       ----------
                                         NUMBER
                                           OF
(DOLLAR AMOUNTS IN MILLIONS)           SECURITIES
----------------------------           ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises......................      6
    Government--non-U.S...............      3
    U.S. corporate....................    219
    Corporate--non-U.S................    107
    Residential mortgage-
     backed...........................     65
    Commercial mortgage-
     backed...........................     41
    Other asset-backed................    120
                                          ---
    Subtotal, fixed maturity
     securities.......................    561
Equity securities.....................      3
                                          ---
Total for securities in an unrealized
 loss position........................    564
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    550
    20%-50% Below cost................     11
                                          ---
    Total fixed maturity
     securities.......................    561
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........      3
                                          ---
    Total equity securities...........      3
                                          ---
Total for securities in an unrealized
 loss position........................    564
                                          ===
Investment grade......................    484
Below investment grade /(3)/..........     80
                                          ---
Total for securities in an unrealized
 loss position........................    564
                                          ===

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.8% as of December 31, 2014.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $38.4 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "A-" and approximately 88.3% of the unrealized losses were related to investment grade securities as of December 31, 2014. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with structured securities and corporate securities in the utilities and energy and industrial sectors. The average fair value percentage below cost for these securities was approximately 3.2% as of December 31, 2014. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2014:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed...... $ 0.5   $ (0.4)      0.4%       1       $--     $--         --%        --
       Other asset-backed.....  47.0    (17.1)     18.2        4        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
       Total structured
         securities...........  47.5    (17.5)     18.6        5        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
Total......................... $47.5   $(17.5)     18.6%       5       $--     $--         --%        --
                               =====   ======      ====        =       ===     ===         ==         ==

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed...... $ 0.6   $ (0.2)      0.2%       3       $--     $--         --%        --
       Other asset-backed.....   1.7     (1.3)      1.4        1        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
       Total structured
         securities...........   2.3     (1.5)      1.6        4        --      --         --         --
                               -----   ------      ----        -       ---     ---         --         --
Total......................... $ 2.3   $ (1.5)      1.6%       4       $--     $--         --%        --
                               =====   ======      ====        =       ===     ===         ==         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Structured Securities

   None of the $19.0 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. economy.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2014.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2013:

                                         LESS THAN 12 MONTHS            12 MONTHS OR MORE                    TOTAL
                                    ------------------------------ ----------------------------  ------------------------------
                                               GROSS                        GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF  FAIR   UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES VALUE  LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------        -------- ---------- ---------- ------ ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
    Fixed maturity securities:
     U.S. government,
     agencies and
     government-sponsored
     enterprises................... $  104.6  $  (7.8)      24     $ 15.9   $ (6.2)        3     $  120.5  $ (14.0)       27
    Tax-exempt.....................     28.9     (1.0)       9         --       --        --         28.9     (1.0)        9
    Government--non-U.S............     19.7     (1.0)       3        2.0     (0.2)        1         21.7     (1.2)        4
    U.S. corporate.................  1,337.2    (71.4)     312      180.7    (25.8)       38      1,517.9    (97.2)      350
    Corporate--non-U.S.............    515.3    (30.0)      87       90.4     (9.3)       15        605.7    (39.3)      102
    Residential mortgage-
     backed........................    343.5    (25.2)      67       74.4     (6.3)       46        417.9    (31.5)      113
    Commercial mortgage-
     backed........................    367.0    (16.3)      51      187.8    (11.4)       49        554.8    (27.7)      100
    Other asset-backed.............    688.4     (9.6)      72       82.1    (20.0)       10        770.5    (29.6)       82
                                    --------  -------      ---     ------   ------       ---     --------  -------       ---
    Subtotal, fixed maturity
     securities....................  3,404.6   (162.3)     625      633.3    (79.2)      162      4,037.9   (241.5)      787
Equity securities..................     21.5     (4.2)       4         --       --        --         21.5     (4.2)        4
                                    --------  -------      ---     ------   ------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)      791
                                    ========  =======      ===     ======   ======       ===     ========  =======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $3,376.5  $(152.6)     619     $554.9   $(43.5)      137     $3,931.4  $(196.1)      756
    20%-50% Below cost.............     28.1     (9.7)       6       76.2    (33.1)       20        104.3    (42.8)       26
    (greater than)50% Below cost...       --       --       --        2.2     (2.6)        5          2.2     (2.6)        5
                                    --------  -------      ---     ------   ------       ---     --------  -------       ---
    Total fixed maturity
     securities....................  3,404.6   (162.3)     625      633.3    (79.2)      162      4,037.9   (241.5)      787
                                    --------  -------      ---     ------   ------       ---     --------  -------       ---
% Below cost--equity
 securities:.......................
    (less than)20% Below cost......     16.2     (2.8)       3         --       --        --         16.2     (2.8)        3
    20%-50% Below cost.............      5.3     (1.4)       1         --       --        --          5.3     (1.4)        1
                                    --------  -------      ---     ------   ------       ---     --------  -------       ---
    Total equity securities........     21.5     (4.2)       4         --       --        --         21.5     (4.2)        4
                                    --------  -------      ---     ------   ------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)      791
                                    ========  =======      ===     ======   ======       ===     ========  =======       ===
Investment grade................... $3,312.5  $(161.6)     591     $470.6   $(65.9)      110     $3,783.1  $(227.5)      701
Below investment grade/(3)/........    113.6     (4.9)      38      162.7    (13.3)       52        276.3    (18.2)       90
                                    --------  -------      ---     ------   ------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)      791
                                    ========  =======      ===     ======   ======       ===     ========  =======       ===

--------
/(1)/Amounts included $1.0 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $1.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $1.0 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2014 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   778.2    $   782.1
       Due after one year through five years..     2,063.7      2,159.2
       Due after five years through ten years.     2,579.6      2,679.1
       Due after ten years....................     4,171.5      4,842.2
                                                 ---------    ---------
              Subtotal........................     9,593.0     10,462.6
       Residential mortgage-backed............     1,526.1      1,644.6
       Commercial mortgage-backed.............       881.3        912.1
       Other asset-backed.....................     1,501.4      1,478.8
                                                 ---------    ---------
              Total...........................   $13,501.8    $14,498.1
                                                 =========    =========

   As of December 31, 2014, $1,802.2 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2014, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.8%, 18.4% and 12.1%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2014, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2014 and 2013, $7.9 million and $7.7 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2014                      2013
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  600.2       36.2%      $  477.9       30.8%
Industrial...........................................       450.1       27.1          459.5       29.6
Office...............................................       428.6       25.8          435.2       28.1
Apartments...........................................       160.2        9.7          141.8        9.1
Mixed use/other......................................        20.0        1.2           37.7        2.4
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,659.1      100.0%       1,552.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.3)                      0.2
   Allowance for losses..............................        (5.9)                     (8.6)
                                                         --------                  --------
   Total.............................................    $1,652.9                  $1,543.7
                                                         ========                  ========

                                                                2014                      2013
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  515.0       31.1%      $  450.5       29.0%
Pacific..............................................       456.7       27.5          464.1       29.9
Middle Atlantic......................................       183.6       11.1          198.8       12.8
East North Central...................................       112.4        6.8          104.7        6.8
West North Central...................................       110.3        6.6          100.0        6.4
Mountain.............................................       103.5        6.2           81.2        5.2
East South Central...................................        61.7        3.7           55.7        3.6
West South Central...................................        61.6        3.7           51.2        3.3
New England..........................................        54.3        3.3           45.9        3.0
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,659.1      100.0%       1,552.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.3)                      0.2
   Allowance for losses..............................        (5.9)                     (8.6)
                                                         --------                  --------
   Total.............................................    $1,652.9                  $1,543.7
                                                         ========                  ========

   As of December 31, 2014 and 2013, our total mortgage holdings secured by real estate in California was $301.3 million and $305.5 million, respectively, which was 18.2% and 19.8%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2014
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  600.2  $  600.2
   Industrial..................       --          --             --            --       450.1     450.1
   Office......................       --          --            5.8           5.8       422.8     428.6
   Apartments..................       --          --             --            --       160.2     160.2
   Mixed use/other.............       --          --             --            --        20.0      20.0
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...     $ --         $--           $5.8          $5.8    $1,653.3  $1,659.1
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................       --%         --%           0.3%          0.3%       99.7%    100.0%
                                    ====         ===           ====          ====    ========  ========

                                                                  2013
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  477.9  $  477.9
   Industrial..................       --          --             --            --       459.5     459.5
   Office......................       --          --            5.8           5.8       429.4     435.2
   Apartments..................       --          --             --            --       141.8     141.8
   Mixed use/other.............      1.0          --             --           1.0        36.7      37.7
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...     $1.0         $--           $5.8          $6.8    $1,545.3  $1,552.1
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      0.1%         --%           0.3%          0.4%       99.6%    100.0%
                                    ====         ===           ====          ====    ========  ========

   As of December 31, 2014 and 2013, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2014 and 2013.

   As of and for the years ended December 31, 2014 and 2013, we modified or extended 16 and 7 commercial mortgage loans, respectively, with a total carrying value of $97.6 million and $28.2 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2014      2013      2012
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    8.6  $   11.7  $   15.4
   Charge-offs........................................       --        --        --
   Recoveries.........................................       --        --        --
   Provision..........................................     (2.7)     (3.1)     (3.7)
                                                       --------  --------  --------
   Ending balance..................................... $    5.9  $    8.6  $   11.7
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    5.9  $    8.6  $   11.7
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,659.1  $1,552.1  $1,650.2
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,659.1  $1,552.1  $1,650.2
                                                       ========  ========  ========

   As of December 31, 2014 and 2013, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2014
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $138.4   $105.1    $339.0     $17.1        $ 0.6//    $  600.2
   Industrial.................   174.8     57.4     206.4       9.1          2.4//       450.1
   Office.....................   114.7     69.3     205.0      32.4          7.2//       428.6
   Apartments.................    61.7     17.6      80.9        --           --         160.2
   Mixed use/other............     4.6      3.2      12.2        --           --          20.0
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $494.2   $252.6    $843.5     $58.6        $10.2      $1,659.1
                                ======   ======    ======     =====        =====      ========
% of total....................    29.8%    15.2%     50.9%      3.5%         0.6%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
   coverage ratio.............    2.18     1.87      1.54      0.99         0.41//        1.76
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $5.8 million of loans past due and not individually impaired and $4.4 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 113.0%.

                                                            2013
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $132.2   $ 73.3    $241.2     $ 28.4       $ 2.8//    $  477.9
   Industrial.................   167.5     77.4     172.3       39.8         2.5//       459.5
   Office.....................   161.3     38.5     178.0       31.6        25.8//       435.2
   Apartments.................    62.5     26.2      48.0        3.8         1.3//       141.8
   Mixed use/other............    22.3      6.4       3.3        5.7          --          37.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $545.8   $221.8    $642.8     $109.3       $32.4      $1,552.1
                                ======   ======    ======     ======       =====      ========
% of total....................    35.2%    14.3%     41.4%       7.0%        2.1%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.04     1.70      1.55       1.06        0.44//        1.69
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $5.8 million of loans past due and not individually impaired and $26.6 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 111.4%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                     2014
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Retail......................     $ 26.1       $ 67.8      $123.1      $293.8         $ 89.4       $  600.2
   Industrial..................       36.6         49.4        56.7       243.0           64.4          450.1
   Office......................       42.2         18.6        39.8       237.5           90.5          428.6
   Apartments..................         --         30.2        27.4        54.3           48.3          160.2
   Mixed use/other.............         --          0.9          --        16.1            3.0           20.0
                                    ------       ------      ------      ------         ------       --------
   Total recorded investment...     $104.9       $166.9      $247.0      $844.7         $295.6       $1,659.1
                                    ======       ======      ======      ======         ======       ========
% of total.....................        6.3%        10.1%       14.9%       50.9%          17.8%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       73.8%        61.4%       58.2%       60.4%          41.7%          57.7%
                                    ======       ======      ======      ======         ======       ========

                                                                     2013
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Retail......................     $ 16.2       $ 89.0      $ 81.6      $198.9         $ 92.2       $  477.9
   Industrial..................       69.7         20.2        67.3       216.2           86.1          459.5
   Office......................       45.8         35.0        53.1       209.9           91.4          435.2
   Apartments..................        1.6          7.8        28.2        62.9           41.3          141.8
   Mixed use/other.............         --          6.7          --        10.1           20.9           37.7
                                    ------       ------      ------      ------         ------       --------
   Total recorded investment...     $133.3       $158.7      $230.2      $698.0         $331.9       $1,552.1
                                    ======       ======      ======      ======         ======       ========
% of total.....................        8.6%        10.2%       14.8%       45.0%          21.4%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       77.1%        62.4%       57.2%       58.6%          40.3%          56.5%
                                    ======       ======      ======      ======         ======       ========

   As of December 31, 2014 and 2013, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2014                      2013
                                         ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.    $  600.9       58.1%       $495.0        57.5%
Trading securities......................       198.0       19.2         182.1        21.1
Limited partnerships....................        78.6        7.6          95.9        11.1
Short-term investments..................        68.1        6.6          16.5         1.9
Securities lending collateral...........        61.8        6.0          58.0         6.7
Derivatives.............................        25.9        2.5          11.6         1.4
Derivatives counterparty collateral.....          --         --           1.6         0.2
Other investments.......................         0.6         --           0.8         0.1
                                            --------      -----        ------       -----
   Total other invested assets..........    $1,033.9      100.0%       $861.5       100.0%
                                            ========      =====        ======       =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                               -------------------------------  --------------------------------
                                                    BALANCE         FAIR VALUE      BALANCE         FAIR VALUE
                                                     SHEET         -----------       SHEET         -------------
(AMOUNTS IN MILLIONS)                            CLASSIFICATION    2014   2013   CLASSIFICATION     2014   2013
---------------------                          --------------      ----- -----  --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                                 Other invested                        Other
   Interest rate swaps........................       assets        $  -- $ 0.5      liabilities    $   -- $   --
                                                                   ----- -----                     ------ ------
   Total fair value hedges....................                        --   0.5                         --     --
                                                                   ----- -----                     ------ ------
   Total derivatives designated as hedges.....                        --   0.5                         --     --
                                                                   ----- -----                     ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                                 Other invested                        Other
Interest rate swaps...........................       assets          6.3   0.1      liabilities        --     --
                                                 Other invested                        Other
Credit default swaps..........................       assets          0.1   0.1      liabilities        --     --
                                                 Other invested                        Other
Equity index options..........................       assets         14.3  10.9      liabilities        --     --
                                                 Other invested                        Other
Equity return swaps...........................       assets           --    --      liabilities       0.9    1.5
                                                 Other invested                        Other
Limited guarantee.............................       assets          5.2    --      liabilities        --     --
                                                                                       Other
Reinsurance embedded derivatives..............  Other assets/(1)/   42.8  35.9      liabilities        --     --
                                                                                   Policyholder
                                                   Reinsurance                        account
GMWB embedded derivatives.....................  recoverable/(2)/    10.9  (0.7)    balances/(3)/    251.7   82.8
                                                                                   Policyholder
                                                                                      account
Fixed index annuity embedded derivatives......  Other assets/(4)/     --    --     balances/(4)/    270.2  136.8
                                                                                   Policyholder
                                                                                      account
Indexed universal life embedded derivatives...  Other assets/(5)/     --    --     balances/(5)/      6.7    0.2
                                                                   ----- -----                     ------ ------
   Total derivatives not designated as hedges.                      79.6  46.3                      529.5  221.3
                                                                   ----- -----                     ------ ------
   Total derivatives..........................                     $79.6 $46.8                     $529.5 $221.3
                                                                   ===== =====                     ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/Represents the embedded derivatives associated with our indexed universal life liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              MATURITIES/
(NOTIONAL IN MILLIONS)                MEASUREMENT DECEMBER 31, 2013 ADDITIONS TERMINATIONS DECEMBER 31, 2014
----------------------                ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps...............  Notional       $    6.3      $     --   $    (6.3)      $     --
                                                      --------      --------   ---------       --------
   Total fair value hedges...........                      6.3            --        (6.3)            --
                                                      --------      --------   ---------       --------
   Total derivatives designated as
     hedges..........................                      6.3            --        (6.3)            --
                                                      --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps..................  Notional             --         509.3      (250.0)         259.3
Credit default swaps.................  Notional           10.0            --          --           10.0
Equity index options.................  Notional          733.2       1,225.7    (1,015.6)         943.3
Financial futures....................  Notional        1,084.2       5,010.8    (4,949.2)       1,145.8
Equity return swaps..................  Notional          110.1         222.7      (232.6)         100.2
Limited guarantee....................  Notional          250.0            --          --          250.0
Reinsurance embedded derivative......  Notional          753.8            --       (67.6)         686.2
                                                      --------      --------   ---------       --------
   Total derivatives not designated
     as hedges.......................                  2,941.3       6,968.5    (6,515.0)       3,394.8
                                                      --------      --------   ---------       --------
   Total derivatives.................                 $2,947.6      $6,968.5   $(6,521.3)      $3,394.8
                                                      ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2013 ADDITIONS TERMINATIONS DECEMBER 31, 2014
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         36,554            --      (2,627)        33,927
Fixed index annuity embedded
  derivatives........................  Policies          7,314         6,436        (187)        13,563
Indexed universal life embedded
  derivatives........................  Policies             29           394          (2)           421

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   There were no pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2014.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2013:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                        2014   2013    2012
---------------------                                                                        ----- ------  -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $19.5 $ 47.2  $51.8
Current period increases (decreases) in fair value, net of deferred taxes of $(23.8), $14.9 and $2.4..................................................................................  44.1  (27.4)  (4.4)
Reclassification to net (income) loss, net of deferred taxes of $0.2, $0.1 and $--..........    --   (0.3)  (0.2)
                                                                                             ----- ------  -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $63.6 $ 19.5  $47.2
                                                                                             ===== ======  =====

   Derivatives qualifying as effective accounting hedges contained $63.6 million, $19.6 million and $47.2 million, net of taxes, for the years ended December 31, 2014, 2013 and 2012, respectively, from our investment in GLICNY. The $63.6 million, net of taxes, recorded in stockholder's equity as of December 31, 2014 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income (loss) during the years ended December 31, 2014, 2013 and 2012 in connection with forecasted transactions that were no longer considered probable of occurring.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (ii) other instruments to hedge various fair value exposures of investments.

   There were no pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2014.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2013:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
          -            ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......     $  --      gains (losses)        $(0.1)         income            $ --       gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.      (5.8)     gains (losses)          6.5     Interest credited       5.9       gains (losses)
                           -----                            -----                            ----
   Total..............     $(5.8)                           $ 6.4                            $5.9
                           =====                            =====                            ====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
          -            ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  0.5      gains (losses)        $(2.2)         income            $(0.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (17.4)     gains (losses)         20.8     Interest credited       17.0      gains (losses)
                          ------                            -----                            -----
   Total..............    $(16.9)                           $18.6                            $16.5
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


  Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                          CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                            2014     2013     2012            IN NET INCOME (LOSS)
---------------------                          -------  -------  -------  ----------------------------------------
Interest rate swaps........................... $  10.2  $ (16.0) $  14.6       Net investment gains (losses)
Credit default swaps..........................     0.1      0.1      0.6       Net investment gains (losses)
Equity index options..........................   (28.0)   (36.6)   (42.4)      Net investment gains (losses)
Financial futures.............................    72.5   (196.7)  (111.1)      Net investment gains (losses)
Equity return swaps...........................     5.2    (33.4)   (34.4)      Net investment gains (losses)
Limited guarantee.............................     5.2     (0.5)    (5.4)      Net investment gains (losses)
Reinsurance embedded derivative...............    (4.1)    25.7    (17.8)      Net investment gains (losses)
GMWB embedded derivatives.....................  (126.9)   246.2    150.5       Net investment gains (losses)
Fixed index annuity embedded derivatives......   (26.8)   (16.4)    (0.1)      Net investment gains (losses)
Indexed universal life embedded derivatives...    (1.0)      --       --       Net investment gains (losses)
                                               -------  -------  -------
   Total derivatives not designated as hedges. $ (93.6) $ (27.6) $ (45.5)
                                               =======  =======  =======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                  2014                                    2013
                                                ---------------------------------------  --------------------------------------
                                                DERIVATIVES   DERIVATIVES        NET     DERIVATIVES   DERIVATIVES        NET
(AMOUNTS IN MILLIONS)                           ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES
---------------------                           ----------- ---------------- ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
Gross amounts recognized.......................   $ 21.9         $ 0.9         $ 21.0       $11.7         $ 1.5          $10.2
Gross amounts offset in the balance sheet......       --            --//           --          --            --             --
                                                  ------         -----         ------       -----         -----          -----
Net amounts presented in the balance sheet.....     21.9           0.9//         21.0        11.7           1.5           10.2
Gross amounts not offset in the balance sheet:
   Financial instruments/(3)/..................     (0.9)         (0.9)            --        (1.5)         (1.5)            --
   Collateral received.........................    (15.0)           --//        (15.0)       (1.6)           --           (1.6)
   Collateral pledged..........................       --          (0.3)//         0.3          --            --             --
Over collateralization.........................      0.1           0.3//         (0.2)        0.2            --            0.2
                                                  ------         -----         ------       -----         -----          -----
Net amount.....................................   $  6.1         $  --         $  6.1       $ 8.8         $  --          $ 8.8
                                                  ======         =====         ======       =====         =====          =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

--------
/(1)/Included $1.2 million and $0.1 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives as of December 31, 2014 and 2013, respectively.
/(2)/Does not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives as of December 31, 2014 and 2013.
/(3)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2014 and 2013, we could have been allowed to claim $6.1 million and $8.8 million, respectively. The chart above excludes embedded derivatives as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2014                        2013
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures after one year through five years..  $10.0    $0.1       --      $10.0    $0.1      $--
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                =====    ====      ===      =====    ====      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2014      2013      2012
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,818.3  $2,767.9  $2,713.3
   Costs deferred.................................................    198.7     180.6     347.9
   Amortization, net of interest accretion........................   (174.7)   (133.4)   (293.3)
   Reinsurance transactions/(1)/..................................       --       3.2        --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,842.3   2,818.3   2,767.9
   Accumulated effect of net unrealized investment (gains) losses.   (198.5)    (65.5)   (143.4)
                                                                   --------  --------  --------
Balance as of December 31......................................... $2,643.8  $2,752.8  $2,624.5
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2014 and 2013, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable.

   As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion. In 2012, we also recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty as part of a life block transaction. As of December 31, 2012, all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                        2014                    2013
                                               ----------------------   --------------------
                                                 GROSS                   GROSS
                                                CARRYING   ACCUMULATED  CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)                          AMOUNT/(1)/ AMORTIZATION  AMOUNT  AMORTIZATION
---------------------                          ----------  ------------ -------- ------------
PVFP..........................................   $552.0      $(472.8)    $621.9    $(469.5)
Capitalized software..........................    206.8       (178.5)     204.0     (164.6)
Deferred sales inducements to contractholders.     58.7        (31.4)      52.6      (27.1)
Other.........................................      2.5         (2.5)       2.5       (2.5)
                                                 ------      -------     ------    -------
   Total......................................   $820.0      $(685.2)    $881.0    $(663.7)
                                                 ======      =======     ======    =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2014, 2013 and 2012 was $17.2 million, $52.7 million and $42.3 million, respectively. Amortization expense related to deferred sales inducements of $4.3 million, $2.3 million and $3.2 million, respectively, for the years ended December 31, 2014, 2013 and 2012 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                          2014    2013     2012
---------------------                                        -------  ------  -------
Unamortized balance as of January 1......................... $ 221.6  $256.7  $ 282.7
   Amortization.............................................   (15.9)  (48.6)   (41.2)
   Interest accreted at 5.73%, 5.64% and 5.64%..............    12.6    13.5     15.2
                                                             -------  ------  -------
Unamortized balance as of December 31.......................   218.3   221.6    256.7
   Accumulated effect of net unrealized investment (gains)
     losses.................................................  (139.1)  (69.2)  (143.6)
                                                             -------  ------  -------
Balance as of December 31................................... $  79.2  $152.4  $ 113.1
                                                             =======  ======  =======

   The percentage of the December 31, 2014 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2015.  8.9%
                                  2016. 11.2%
                                  2017.  9.4%
                                  2018.  7.7%
                                  2019.  6.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   As of December 31, 2013, our goodwill balance was $303.9 million. During 2014, we recorded goodwill impairments of $303.9 million reducing the goodwill balance to zero.

   During 2014, in connection with our strategic planning process, we revisited our prior strategy of focusing on term life insurance, given the capital-intensive nature of the product and our revised capital plan. We are in the process of transitioning to higher return permanent products, including universal life insurance, indexed universal life insurance and linked-benefit products. Given this transition, our annual sales projections included in the determination of fair value for our life insurance reporting unit were significantly lower than sales levels expected in prior year's goodwill testing analysis. In addition, negative actions taken by rating agencies and suspension of sales by certain distributors, placed further strain on our annual sales projections. The current uncertainty associated with the level and value of new business that a market participant would place on our life insurance business resulted in concluding the goodwill balance was no longer recoverable. Based on all these factors the fair value of projected new business for our life insurance reporting unit was less than the carrying value and we recorded a goodwill impairment of $303.9 million during 2014 reducing the goodwill balance to zero.

   There were no goodwill impairment charges recorded in 2013.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we performed step two of the impairment analysis and determined the amount of implied goodwill. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2014, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2014 and 2013, we had $2,182.3 million and $2,378.0 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2014 and 2013, we had a reinsurance recoverable of $6,320.2 million and $6,490.2 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"). As of December 31, 2014 and 2013, total life insurance in-force ceded to BLAIC was $12,885.7 million and $51,300.7 million, respectively. The decrease in the amount ceded to BLAIC in 2014 was primarily related to the recapture of certain life insurance policies that were subsequently ceded to an external reinsurer. To secure the payment of BLAIC's obligations to us under these reinsurance agreements and to allow for sufficient statutory reserve credit, trust accounts have been established and Genworth Holdings, Inc. provided a limited guarantee of up to $180.0 million to maintain an amount at least equal to the statutory reserves. The fair value of the trust accounts was $98.5 million and $272.2 million as of December 31, 2014 and 2013, respectively. The fair value of the limited guarantee was $115.6 million and $108.2 million as of December 31, 2014 and 2013, respectively.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. In 2013, we assumed an in-force block of single premium deferred annuities from GLIC and paid a ceding commission of $3.2 million associated with this reinsurance treaty. As of December 31, 2014 and 2013, we had reserves of $1,432.8 million and $1,249.1 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2014 and 2013, we had a reinsurance recoverable of $341.6 million and $355.8 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million in 2012. A reinsurance recoverable of $246.6 million and $238.2 million was recorded associated with the third-party reinsurance agreement as of December 31, 2014 and 2013, respectively.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $669.7 million and $33.0 million, respectively, as of December 31, 2014 and $612.9 million and $36.7 million, respectively, as of December 31, 2013 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   Effective January 1, 2015, GLAIC recaptured certain term life insurance policies previously ceded to River Lake VIII. Subsequent to the recapture GLAIC entered into a new coinsurance agreement with River Lake VIII to effectively cede the same term life insurance policies previously recaptured. River Lake VIII simultaneously entered into a monthly renewable term reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from GLAIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2014         2013         2012
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 537,386.1  $ 544,856.8  $ 563,561.9
 Amounts assumed from other companies..   140,815.1    138,813.8    140,612.6
 Amounts ceded to other companies/(1)/.  (451,176.8)  (383,656.8)  (375,720.3)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 227,024.4  $ 300,013.8  $ 328,454.2
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        62.0%        46.3%        42.8%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2014     2013     2012     2014     2013     2012
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 922.3  $ 919.9  $ 971.8  $ 924.3  $ 921.1  $ 973.1
Assumed.............................   156.7    148.6    148.5    156.7    148.6    148.5
Ceded...............................  (448.8)  (466.0)  (647.7)  (449.8)  (467.0)  (648.8)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 630.2  $ 602.5  $ 472.6  $ 631.2  $ 602.7  $ 472.8
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               24.8%    24.7%    31.4%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,228.2 million, $1,074.9 million and $1,419.0 million during 2014, 2013 and 2012, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION     2014     2013
---------------------                            ----------   ------------- -------- --------
Structured settlements with life contingencies..        /(1)/ 1.50% - 8.00% $5,026.1 $5,102.5
Traditional life insurance contracts............        /(2)/ 3.00% - 7.50%  2,664.3  2,668.8
Annuity contracts with life contingencies.......        /(1)/ 1.50% - 8.00%  1,608.5  1,613.8
Accident and health insurance contracts.........        /(3)/ 4.50% - 7.00%    126.1     70.0
Supplementary contracts with life contingencies.        /(1)/ 1.50% - 8.00%     57.3     49.6
                                                                            -------- --------
   Total future policy benefits.................                            $9,482.3 $9,504.7
                                                                            ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or Annuity Mortality Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   During 2014, loss recognition testing for our acquired block of accident and health insurance contracts resulted in a premium deficiency. As a result, we increased reserves $59.3 million and subsequently ceded this amount to GLIC. The results of the test were driven by changes to assumptions and methodologies primarily impacting claim termination rates, most significantly in later-duration claims, and benefit utilization rates. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for this block of business by an amount that could be material to our results of operations and financial condition and liquidity.

   In 2014, we recorded a favorable correction of $38.3 million in our life insurance business related to a reinsurance agreement with GLIC whereby the ceded business was coded with incorrect assumptions. We also recorded an unfavorable correction of $27.7 million in 2014 related to reserves on a reinsurance transaction. These corrections related to prior year periods but were not material to our consolidated financial condition, results of operations or cash flows as previously presented.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2014      2013
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 3,944.4 $ 2,959.6
    Structured settlements without life contingencies..     989.6   1,067.7
    FABNs, funding agreements and GICs.................       7.3      85.9
    Supplementary contracts without life contingencies.     467.7     432.3
    Variable universal life insurance contracts........      17.1      18.2
                                                        --------- ---------
       Total investment contracts......................   5,426.1   4,563.7
    Universal life insurance contracts.................   6,107.3   5,878.0
                                                        --------- ---------
       Total policyholder account balances............. $11,533.4 $10,441.7
                                                        ========= =========

   We are a member of the FHLB and held $15.0 million and $20.0 million of common stock related to our membership as of December 31, 2014 and 2013, respectively, which was included in equity securities. We have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Due to scheduled maturities in December 2013, we did not have any outstanding funding agreements issued to the FHLB as of December 31, 2014 and 2013. We had letters of credit related to the FHLB of $582.8 million as of December 31, 2014 and 2013, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $626.8 million and $619.2 million as of December 31, 2014 and 2013, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2014     2013
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,632.0 $2,896.8
   Net amount at risk...................................................... $    5.1 $    5.7
   Average attained age of contractholders.................................       72       72
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,013.5 $3,372.9
   Net amount at risk...................................................... $  117.7 $  112.4
   Average attained age of contractholders.................................       73       72
Account values with living benefit guarantees:
   GMWBs................................................................... $3,190.3 $3,525.4
   Guaranteed annuitization benefits....................................... $1,321.0 $1,463.1

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2014 and 2013, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,331.4 million and $6,867.4 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $54.5 million and $38.5 million as of December 31, 2014 and 2013, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2014 and 2013, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $481.3 million and $425.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                   (AMOUNTS IN MILLIONS)    2014   2013/(1)/
                   ---------------------  -------- --------
                    Balanced funds....... $3,505.3 $3,817.8
                    Equity funds.........  1,430.7  1,549.4
                    Bond funds...........    607.0    770.0
                    Money market funds...     82.6     86.1
                                          -------- --------
                       Total............. $5,625.6 $6,223.2
                                          ======== ========

--------
/(1)/The balances as of December 31, 2013 have been re-presented as a result of classification changes and to exclude fixed account assets from bond funds.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (AMOUNTS IN MILLIONS)                               2014   2013
        ---------------------                              ------ ------
        Life insurance.................................... $178.2 $178.1
        Fixed annuities...................................   11.8   14.5
        Accident and health insurance contracts...........   46.5   42.7
        Runoff............................................    9.3   12.3
                                                           ------ ------
           Total liability for policy and contract claims. $245.8 $247.6
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2014     2013     2012
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 247.6  $ 233.1  $ 312.7
       Less reinsurance recoverables..........  (125.7)  (109.8)  (125.0)
                                               -------  -------  -------
          Net balance as of January 1.........   121.9    123.3    187.7
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   888.3    714.4    728.6
          Prior years.........................    14.9     13.9     24.1
                                               -------  -------  -------
              Total incurred..................   903.2    728.3    752.7
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (796.5)  (657.1)  (685.9)
          Prior years.........................   (95.2)   (72.6)  (131.2)
                                               -------  -------  -------
              Total paid......................  (891.7)  (729.7)  (817.1)
                                               -------  -------  -------
          Net balance as of December 31.......   133.4    121.9    123.3
       Add reinsurance recoverables...........   112.4    125.7    109.8
                                               -------  -------  -------
       Ending balance as of December 31....... $ 245.8  $ 247.6  $ 233.1
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2014

   For 2014, the increase in incurred losses was primarily related to our life insurance business largely driven by unfavorable mortality in 2014 compared to favorable mortality in 2013.

   During 2014, we strengthened prior year reserves by $14.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

life insurance products by $12.0 million from $178.1 million as of December 31, 2013 primarily due to unfavorable mortality and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $2.9 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

2013

   For 2013, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from modestly higher claim frequency and severity in 2013 compared to 2012.

   During 2013, we strengthened prior year reserves by $13.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.8 million from $164.7 million as of December 31, 2012 primarily due to modestly higher claim severity and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $1.1 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

2012

   During 2012, we strengthened prior year reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $6.4 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                        2014     2013
                --------                      -------- --------
                River Lake I, due 2033/(1)/.. $  600.0 $  600.0
                River Lake I, due 2033/(2)/..    435.2    461.3
                River Lake II, due 2035/(1)/.    300.0    300.0
                River Lake II, due 2035/(2)/.    531.6    550.0
                Rivermont I, due 2050/(1)/...    315.0    315.0
                                              -------- --------
                Total........................ $2,181.8 $2,226.3
                                              ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   These surplus notes bear a floating rate of interest and have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2014 and 2013, River Lake I repaid $26.1 million and $27.9 million, respectively, of its total outstanding floating rate subordinated notes due in 2033.

   During 2014, River Lake II repaid $18.4 million of its total outstanding floating rate subordinated notes due in 2035.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million, of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse funding obligations, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations, of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse funding obligations, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution and River Lake III was dissolved.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2014 and 2013 were 1.6% and 1.5%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                           2014    2013     2012
    ---------------------                          ------  ------  -------
    Current federal income taxes.................. $ 31.7  $(40.0) $(344.7)
    Deferred federal income taxes.................  (20.9)  102.0    287.6
                                                   ------  ------  -------
       Total federal income taxes.................   10.8    62.0    (57.1)
                                                   ------  ------  -------
    Current state income taxes....................    1.5     2.9      0.5
    Deferred state income taxes...................   (0.8)  (11.5)    (2.8)
                                                   ------  ------  -------
       Total state income taxes...................    0.7    (8.6)    (2.3)
                                                   ------  ------  -------
       Total provision (benefit) for income taxes. $ 11.5  $ 53.4  $ (59.4)
                                                   ======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   As of December 31, 2014 and 2013, the current federal income tax payable was $66.8 million and $18.0 million, respectively, and was included in other liabilities in the consolidated balance sheets. As of December 31, 2014 and 2013, the current state income tax payable was $1.6 million and $0.5 million, respectively, and was included in other liabilities in the consolidated balance sheet.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2013, we identified further adjustments to liabilities related to tax contingency reserves that reduced our additional paid-in capital by $4.1 million. In 2013, we also recorded $0.4 million to additional paid-in capital related to the settlements of a 2009 Revenue Agent Report. In 2014, we identified further adjustments to liabilities related to tax contingency reserves that increased our additional paid-in capital by $1.4 million.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                              2014           2013           2012
---------------------                                        --------------   ------------  --------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $(204.5)         $180.2        $(236.4)
                                                             =======          ======        =======
Statutory U.S. federal income tax rate...................... $ (71.6)  35.0%  $ 63.1  35.0% $ (82.7)  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......     0.5   (0.2)    (5.6) (3.1)    (1.5)   0.7
   Tax benefits related to separation from our former
     parent.................................................      --     --       --    --    (11.4)   4.8
   Benefit on tax favored investments.......................   (16.9)   8.2    (17.5) (9.7)   (12.6)   5.3
   Interest on uncertain tax positions......................                      --    --     (1.6)   0.7
   Non-deductible goodwill..................................   106.4  (52.0)      --    --     51.4  (21.8)
   Valuation allowance......................................                    13.4   7.4       --     --
   Other, net/(1)/..........................................    (6.9)   3.4       --    --     (1.0)   0.4
                                                             -------  -----   ------  ----  -------  -----
Effective rate.............................................. $  11.5   (5.6)% $ 53.4  29.6% $ (59.4)  25.1%
                                                             =======  =====   ======  ====  =======  =====

--------
/(1)/In 2014, we decreased our income tax provision by $7.1 million, or 3.5% effective tax rate, with an offset to deferred tax asset related to the write-off of an unsupported tax balance.

   For the year ended December 31, 2014, the decrease in the effective tax rate was primarily attributable to non-deductible goodwill in 2014, partially offset by benefits on tax-favored investments and favorable prior year true-ups.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The components of the net deferred income tax liability were as follows as of December 31:

     (AMOUNTS IN MILLIONS)                               2014      2013
     ---------------------                             --------  --------
     Assets:
        Accrued expenses.............................. $    6.7  $   34.1
        Net operating loss carryforwards..............    279.4     230.6
        Foreign tax credit carryforwards..............     11.8      10.7
        State income taxes............................      6.7       5.9
        Other.........................................      6.0      30.3
                                                       --------  --------
            Gross deferred income tax assets..........    310.6     311.6
            Valuation allowance.......................    (13.5)    (13.4)
                                                       --------  --------
            Total deferred income tax assets..........    297.1     298.2
                                                       --------  --------
     Liabilities:
        Investments...................................      1.4      33.2
        Insurance reserves............................    586.7     573.9
        Net unrealized gains on investment securities.    160.9      59.4
        Net unrealized gains on derivatives...........       --       0.1
        PVFP..........................................     82.3      82.8
        DAC...........................................    754.6     744.4
        Other.........................................      9.1      22.6
                                                       --------  --------
            Total deferred income tax liabilities.....  1,595.0   1,516.4
                                                       --------  --------
            Net deferred income tax liability......... $1,297.9  $1,218.2
                                                       ========  ========

   The above valuation allowances of $13.5 million and $13.4 million, respectively, related to foreign tax credits and a specific federal separate tax return net operating loss deferred tax asset as of December 31, 2014 and 2013, respectively. Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $798.3 million as of December 31, 2014, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $11.8 million as of December 31, 2014, and if unused will begin to expire in 2015.

   In 2012, we decreased our deferred tax liability by $8.7 million, with an offset to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO. GLICNY also adjusted its additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million. In 2013, we identified further adjustments to our deferred tax liability that arose prior to Genworth's IPO and increased it by an additional $5.8 million, with an offset to additional paid-in capital. GLICNY also identified further adjustments to its deferred tax liability that arose prior to Genworth's IPO which decreased our investment in GLICNY and additional paid-in capital by $0.8 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

      (AMOUNTS IN MILLIONS)                          2014   2013   2012
      ---------------------                         -----  -----  ------
      Balance as of January 1...................... $ 9.8  $10.0  $112.5
      Tax positions related to the current period:
         Gross additions...........................   1.8    1.2     0.3
      Tax positions related to the prior years:
         Gross additions...........................    --    0.7      --
         Gross reductions..........................  (2.0)  (2.1)  (49.0)
      Settlements..................................    --     --   (53.8)
                                                    -----  -----  ------
      Balance as of December 31.................... $ 9.6  $ 9.8  $ 10.0
                                                    =====  =====  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The total amount of unrecognized tax benefits was $9.6 million as of December 31, 2014, of which $4.7 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2014 and 2013, we did not recognize any interest and penalties. During the year ended December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. We had no interest and penalties accrued as of December 31, 2014 and 2013.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2009. Any exposure with respect to these pre-2010 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled as of December 31, 2012 and finalized during the year ended December 31, 2013.

   We do not believe it is reasonably possible that any unrecognized tax benefits will be recognized in 2015.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $18.5 million, $24.1 million and $405.3 million for the years ended December 31, 2014, 2013 and 2012, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $80.0 million, $88.7 million and $96.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

   For a discussion of capital contributions received from our parent and capital contributions paid to our unconsolidated subsidiary, see notes 10 and 11.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2014   2013   2012
---------------------                                                  -----  -----  -----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(1.5) $(1.6) $(0.4)
                                                                       -----  -----  -----
   Total non-cash transactions........................................ $(1.5) $(1.6) $(0.4)
                                                                       =====  =====  =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. See note 7 for additional information related to reinsurance transactions with related parties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Under this agreement, amounts incurred for these items aggregated $141.1 million, $157.8 million and $157.7 million for the years ended December 31, 2014, 2013 and 2012, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $35.3 million, $32.3 million and $43.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $16.1 million, $16.7 million and $15.3 million to Genworth in 2014, 2013 and 2012, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2014, 2013 and 2012, we incurred no interest expense under this agreement. For the years ended December 31, 2014, 2013 and 2012, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2014 and 2013, there were no borrowings under this agreement. Genworth owed us $0.5 million and $0.4 million as of December 31, 2014 and 2013, respectively, which was included in other assets in the consolidated balance sheet. GNA also owed us $3.1 million as of December 31, 2014, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2014 and 2013 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2014, we did not sell any securities to affiliates. For the years ended December 31, 2013 and 2012, we recorded $1.2 million and $7.3 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. During 2014 and 2013, Newco leased buildings to affiliates and we recognized $4.4 million and $4.1 million, respectively, in rental income related to these lease arrangements.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2014
                     -                       ------------------------------------------------------
                                                                             FAIR VALUE
                                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                          AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................  $    /(1)/ $1,652.9 $1,776.7   $--    $  --  $1,776.7
   Other invested assets....................       /(1)/     79.6     80.7    --     68.1      12.6
Liabilities:
   Non-recourse funding obligations/(2)/....       /(1)/  2,181.8  1,573.2    --       --   1,573.2
   Investment contracts.....................       /(1)/  5,426.1  5,696.8    --      6.8   5,690.0
Other firm commitments:
   Commitments to fund limited partnerships.   14.0            --       --    --       --        --
   Ordinary course of business lending
     commitments............................   10.7

                                                                      2013
                                             ------------------------------------------------------
                                                                             FAIR VALUE
                                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                          AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................  $    /(1)/ $1,543.7 $1,604.3   $--    $  --  $1,604.3
   Other invested assets....................       /(1)/     34.1     34.2    --     16.5      17.7
Liabilities:
   Non-recourse funding obligations/(2)/....       /(1)/  2,226.3  1,594.6    --       --   1,594.6
   Investment contracts.....................       /(1)/  4,563.7  4,939.2    --     85.5   4,853.7
Other firm commitments:
   Commitments to fund limited partnerships.   14.7            --       --    --       --        --
   Ordinary course of business lending
     commitments............................   29.4

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. For all exchange-traded equity securities, the valuations are classified as Level 1.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that we believe would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. During 2012, we began classifying private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then current market conditions. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2014 and 2013, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $64.1 million and $40.0 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We offer indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                              2014
                                                              -------------------------------------
(AMOUNTS IN MILLIONS)                                           TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                         --------- -------- --------- --------
Assets
   Investments:/ /
       Fixed maturity securities:/ /
          U.S. government, agencies and government-/
            /sponsored enterprises........................... $ 1,023.4 $     -- $ 1,023.4 $     --
          Tax-exempt.........................................      63.4       --      63.4       --
          Government--non-U.S................................     197.9       --     197.9       --
          U.S. corporate.....................................   6,822.7       --   6,072.5    750.2
          Corporate--non-U.S.................................   2,355.2       --   1,861.8    493.4
          Residential mortgage-backed........................   1,644.6       --   1,631.7     12.9
          Commercial mortgage-backed.........................     912.1       --     911.1      1.0
          Other asset-backed.................................   1,478.8       --     925.4    553.4
                                                              --------- -------- --------- --------
          Total fixed maturity securities....................  14,498.1       --  12,687.2  1,810.9
                                                              --------- -------- --------- --------
       Equity securities.....................................      52.2     35.1       1.2     15.9
                                                              --------- -------- --------- --------
       Other invested assets:
          Trading securities.................................     198.0       --     198.0       --
          Derivative assets:.................................
              Interest rate swaps............................       6.3       --       6.3       --
              Credit default swaps...........................       0.1       --       0.1       --
              Equity index options...........................      14.3       --        --     14.3
              Limited guarantee..............................       5.2       --        --      5.2
                                                              --------- -------- --------- --------
              Total derivative assets........................      25.9       --       6.4     19.5
                                                              --------- -------- --------- --------
          Securities lending collateral......................      61.8       --      61.8       --
                                                              --------- -------- --------- --------
          Total other invested assets........................     285.7       --     266.2     19.5
                                                              --------- -------- --------- --------
   Other assets/(1)/.........................................      42.8       --      42.8       --
   Reinsurance recoverable/(2)/..............................      10.9       --        --     10.9
   Separate account assets...................................   8,422.6  8,422.6        --       --
                                                              --------- -------- --------- --------
              Total assets................................... $23,312.3 $8,457.7 $12,997.4 $1,857.2
                                                              ========= ======== ========= ========
Liabilities
   Policyholder account balances:/ /
       GMWB embedded derivatives/(3)/........................ $   251.7 $     -- $      -- $  251.7
       Fixed index annuity embedded derivatives..............     270.2       --        --    270.2
       Indexed universal life embedded derivatives...........       6.7       --        --      6.7
                                                              --------- -------- --------- --------
       Total policyholder account balances...................     528.6       --        --    528.6
                                                              --------- -------- --------- --------
   Derivative liabilities:
       Equity return swaps...................................       0.9       --       0.9       --
                                                              --------- -------- --------- --------
       Total derivative liabilities..........................       0.9       --       0.9       --
                                                              --------- -------- --------- --------
          Total liabilities.................................. $   529.5 $     -- $     0.9 $  528.6
                                                              ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                                                              2013
                                                             --------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL    LEVEL 1   LEVEL 2   LEVEL 3
---------------------                                        ---------  -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $   978.6  $     -- $   978.6 $     --
          Tax-exempt........................................      46.0        --      46.0       --
          Government--non-U.S...............................     193.5        --     182.6     10.9
          U.S. corporate....................................   6,200.7        --   5,469.6    731.1
          Corporate--non-U.S................................   2,316.6        --   1,800.7    515.9
          Residential mortgage-backed.......................   1,565.4        --   1,560.5      4.9
          Commercial mortgage-backed........................     925.6        --     923.3      2.3
          Other asset-backed................................   1,376.1        --     985.9    390.2
                                                             ---------  -------- --------- --------
          Total fixed maturity securities...................  13,602.5        --  11,947.2  1,655.3
                                                             ---------  -------- --------- --------
       Equity securities....................................      45.4      21.6       3.1     20.7
                                                             ---------  -------- --------- --------
       Other invested assets:
          Trading securities................................     182.1        --     182.1       --
          Derivative assets:................................
              Interest rate swaps...........................       0.6        --       0.6       --
              Credit default swaps..........................       0.1        --       0.1       --
              Equity index options..........................      10.9        --        --     10.9
                                                             ---------  -------- --------- --------
              Total derivative assets.......................      11.6        --       0.7     10.9
                                                             ---------  -------- --------- --------
          Securities lending collateral.....................      58.0        --      58.0       --
                                                             ---------  -------- --------- --------
          Total other invested assets.......................     251.7        --     240.8     10.9
                                                             ---------  -------- --------- --------
   Other assets/(1)/........................................      35.9        --      35.9       --
   Reinsurance recoverable/(2)/.............................      (0.7)       --        --     (0.7)
   Separate account assets..................................   9,264.5   9,264.5        --       --
                                                             ---------  -------- --------- --------
              Total assets.................................. $23,199.3  $9,286.1 $12,227.0 $1,686.2
                                                             =========  ======== ========= ========
Liabilities
   Policyholder account balances:/ /
       GMWB embedded derivatives/(3)/....................... $    82.8  $     -- $      -- $   82.8
       Fixed index annuity embedded derivatives.............     136.8        --        --    136.8
       Indexed universal life embedded derivatives..........       0.2        --        --      0.2
                                                             ---------  -------- --------- --------
       Total policyholder account balances..................     219.8        --        --    219.8
                                                             ---------  -------- --------- --------
   Derivative liabilities:
       Equity return swaps..................................       1.5        --       1.5       --
                                                             ---------  -------- --------- --------
       Total derivative liabilities.........................       1.5        --       1.5       --
                                                             ---------  -------- --------- --------
          Total liabilities................................. $   221.3  $     -- $     1.5 $  219.8
                                                             ---------  -------- --------- --------

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   -------------------
                                   AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)               2014      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   Government--non-U.S..........  $   10.9    $   --     $ 0.1    $   --   $   --    $ --      $    --    $   --   $(11.0)
   U.S. corporate /(1)/.........     731.1       4.0       7.4      54.1    (10.9)     --        (63.3)     86.7    (58.9)
   Corporate--non-U.S...........     515.9       1.0      (8.3)     63.0    (13.0)     --        (93.8)     28.6       --
   Residential mortgage-
    backed......................       4.9      (0.1)      0.2      15.5       --      --         (4.0)       --     (3.6)
   Commercial mortgage-
    backed......................       2.3        --       0.5        --       --      --         (1.6)       --     (0.2)
   Other asset-backed/(1)/......     390.2       0.7       2.3     112.1       --      --        (50.0)    103.5     (5.4)
                                  --------    ------     -----    ------   ------    ----      -------    ------   ------
   Total fixed maturity
    securities..................   1,655.3       5.6       2.2     244.7    (23.9)     --       (212.7)    218.8    (79.1)
                                  --------    ------     -----    ------   ------    ----      -------    ------   ------
Equity securities...............      20.7        --       0.2        --     (5.0)     --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------   ------
Other invested assets:
   Derivative assets:
      Equity index options......      10.9     (28.0)       --      31.4       --      --           --        --       --
      Limited guarantee.........        --       5.2        --        --       --      --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------   ------
      Total derivative
       assets...................      10.9     (22.8)       --      31.4       --      --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------   ------
   Total other invested assets..      10.9     (22.8)       --      31.4       --      --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------   ------
Reinsurance recoverable/(2)/....      (0.7)      9.3        --        --       --     2.3           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------   ------
Total Level 3 assets............  $1,686.2    $ (7.9)    $ 2.4    $276.1   $(28.9)   $2.3      $(212.7)   $218.8   $(79.1)
                                  ========    ======     =====    ======   ======    ====      =======    ======   ======

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2014      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   Government--non-U.S..........   $     --      $   --
   U.S. corporate /(1)/.........      750.2         0.7
   Corporate--non-U.S...........      493.4         0.1
   Residential mortgage-
    backed......................       12.9          --
   Commercial mortgage-
    backed......................        1.0          --
   Other asset-backed/(1)/......      553.4         0.5
                                   --------      ------
   Total fixed maturity
    securities..................    1,810.9         1.3
                                   --------      ------
Equity securities...............       15.9          --
                                   --------      ------
Other invested assets:
   Derivative assets:
      Equity index options......       14.3       (24.6)
      Limited guarantee.........        5.2         5.2
                                   --------      ------
      Total derivative
       assets...................       19.5       (19.4)
                                   --------      ------
   Total other invested assets..       19.5       (19.4)
                                   --------      ------
Reinsurance recoverable/(2)/....       10.9         9.3
                                   --------      ------
Total Level 3 assets............   $1,857.2      $ (8.8)
                                   ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   -------------------
                                   AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)               2013      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   Government--non-U.S..........  $     --    $   --     $ 0.4    $   --   $    --    $ --      $    --    $ 10.5   $   --
   U.S. corporate/(1)/..........     855.5       2.3      (1.4)     49.9     (33.7)     --       (168.9)     81.0    (53.6)
   Corporate--non-U.S...........     567.7      (0.9)     (1.8)     31.1     (19.0)     --        (76.2)     15.0       --
   Residential
    mortgage-backed.............       7.3      (4.6)      9.7        --      (5.2)     --         (2.3)       --       --
   Commercial mortgage-
    backed......................      12.0      (1.6)      1.0        --      (0.1)     --        (12.5)      5.2     (1.7)
   Other asset-backed/(1)/......     225.1      (0.1)      7.7      65.8     (18.7)     --        (13.0)    123.4       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
   Total fixed maturity
    securities..................   1,667.6      (4.9)     15.6     146.8     (76.7)     --       (272.9)    235.1    (55.3)
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Equity securities...............      38.6       2.1      (0.5)       --     (19.5)     --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Other invested assets:
   Trading securities...........      13.4       3.6        --        --     (16.5)     --         (0.5)       --       --
   Derivative assets:
      Interest rate swaps.......       1.6      (0.2)       --        --      (1.4)     --           --        --       --
      Equity index options......      18.2     (34.9)       --      36.8      (9.2)     --           --        --       --
      Limited guarantee.........       0.5      (0.5)       --        --        --      --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
      Total derivative
       assets...................      20.3     (35.6)       --      36.8     (10.6)     --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
   Total other invested assets..      33.7     (32.0)       --      36.8     (27.1)     --         (0.5)       --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Reinsurance recoverable/(2)/....       8.4     (11.4)       --        --        --     2.3           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Total Level 3 assets............  $1,748.3    $(46.2)    $15.1    $183.6   $(123.3)   $2.3      $(273.4)   $235.1   $(55.3)
                                  ========    ======     =====    ======   =======    ====      =======    ======   ======

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2013      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   Government--non-U.S..........   $   10.9      $   --
   U.S. corporate/(1)/..........      731.1         0.9
   Corporate--non-U.S...........      515.9        (0.9)
   Residential
    mortgage-backed.............        4.9          --
   Commercial mortgage-
    backed......................        2.3        (1.0)
   Other asset-backed/(1)/......      390.2         1.1
                                   --------      ------
   Total fixed maturity
    securities..................    1,655.3         0.1
                                   --------      ------
Equity securities...............       20.7          --
                                   --------      ------
Other invested assets:
   Trading securities...........         --          --
   Derivative assets:
      Interest rate swaps.......         --          --
      Equity index options......       10.9       (29.9)
      Limited guarantee.........         --          --
                                   --------      ------
      Total derivative
       assets...................       10.9       (29.9)
                                   --------      ------
   Total other invested assets..       10.9       (29.9)
                                   --------      ------
Reinsurance recoverable/(2)/....       (0.7)      (11.4)
                                   --------      ------
Total Level 3 assets............   $1,686.2      $(41.2)
                                   ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                               TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                   BEGINNING        (LOSSES)
                                    BALANCE   --------------------
                                     AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                   JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)                 2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------              ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored/
    /enterprises..................  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/............     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/.......     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential
    mortgage-backed...............      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial
    mortgage-backed...............      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed.............     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                    --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities....................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                    --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities.................      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                    --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities.............      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps.........       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options........      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee...........       5.9      (5.4)       --        --       --      --           --        --       --
                                    --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative assets.....      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                    --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested assets....      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                    --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/......      13.9      (7.9)       --        --       --     2.4           --        --       --
                                    --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets..............  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                    ========    ======     =====    ======   ======    ====      =======    ======  =======

                                                TOTAL GAINS
                                                  (LOSSES)
                                                INCLUDED IN
                                      ENDING     NET INCOME
                                     BALANCE       (LOSS)
                                      AS OF     ATTRIBUTABLE
                                   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                  2012      STILL HELD
---------------------              ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored/
    /enterprises..................   $     --      $   --
   U.S. corporate/(1)/............      855.5        (0.3)
   Corporate--non-U.S./(1)/.......      567.7         0.1
   Residential
    mortgage-backed...............        7.3        (6.3)
   Commercial
    mortgage-backed...............       12.0        (1.3)
   Other asset-backed.............      225.1         0.4
                                     --------      ------
   Total fixed maturity
    securities....................    1,667.6        (7.4)
                                     --------      ------
Equity securities.................       38.6          --
                                     --------      ------
Other invested assets:
   Trading securities.............       13.4         2.2
   Derivative assets:
      Interest rate swaps.........        1.6         0.7
      Equity index options........       18.2       (39.4)
      Limited guarantee...........        0.5        (5.4)
                                     --------      ------
      Total derivative assets.....       20.3       (44.1)
                                     --------      ------
   Total other invested assets....       33.7       (41.9)
                                     --------      ------
Reinsurance recoverable/(2)/......        8.4        (7.9)
                                     --------      ------
Total Level 3 assets..............   $1,748.3      $(57.2)
                                     ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and private fixed rate corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2014    2013    2012
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  5.5  $  3.2  $  5.4
   Net investment gains (losses)......................................................  (13.4)  (49.4)  (61.0)
                                                                                       ------  ------  ------
       Total.......................................................................... $ (7.9) $(46.2) $(55.6)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.3  $  2.1  $  1.1
   Net investment gains (losses)......................................................  (10.1)  (43.3)  (58.3)
                                                                                       ------  ------  ------
       Total.......................................................................... $ (8.8) $(41.2) $(57.2)
                                                                                       ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2014        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded/
    /derivatives/(1)/...........   $ 82.8      $136.2      $--       $--     $--   $ 32.7      $  --      $--      $--
   Fixed index annuity
    embedded derivatives........    136.8        26.8       --        --      --    108.1       (1.5)      --       --
   Indexed universal life
    embedded derivatives........      0.2         1.0       --        --      --      5.5         --       --       --
                                   ------      ------      ---       ---     ---   ------      -----      ---      ---
   Total policyholder account
    balances....................    219.8       164.0       --        --      --    146.3       (1.5)      --       --
                                   ------      ------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.......   $219.8      $164.0      $--       $--     $--   $146.3      $(1.5)     $--      $--
                                   ======      ======      ===       ===     ===   ======      =====      ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2014       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded/
    /derivatives/(1)/...........    $251.7        $137.9
   Fixed index annuity
    embedded derivatives........     270.2          26.8
   Indexed universal life
    embedded derivatives........       6.7           1.0
                                    ------        ------
   Total policyholder account
    balances....................     528.6         165.7
                                    ------        ------
Total Level 3 liabilities.......    $528.6        $165.7
                                    ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2014        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded/
    /derivatives/(1)/...........   $307.2     $(257.6)     $--       $--     $--   $ 33.2      $  --      $--      $--
   Fixed index annuity
    embedded derivatives........     21.7        16.4       --        --      --     98.9       (0.2)      --       --
   Indexed universal life
    embedded derivatives........       --          --       --        --      --      0.2         --       --       --
                                   ------     -------      ---       ---     ---   ------      -----      ---      ---
   Total policyholder account
    balances....................    328.9      (241.2)      --        --      --    132.3       (0.2)      --       --
                                   ------     -------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.......   $328.9     $(241.2)     $--       $--     $--   $132.3      $(0.2)     $--      $--
                                   ======     =======      ===       ===     ===   ======      =====      ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2014       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded/
    /derivatives/(1)/...........    $ 82.8       $(255.7)
   Fixed index annuity
    embedded derivatives........     136.8          16.4
   Indexed universal life
    embedded derivatives........       0.2            --
                                    ------       -------
   Total policyholder account
    balances....................     219.8        (239.3)
                                    ------       -------
Total Level 3 liabilities.......    $219.8       $(239.3)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012



                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2014        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded/
    /derivatives/(1)/...........   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2014       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded/
    /derivatives/(1)/...........    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                        2014    2013     2012
---------------------                                                                       ------ -------  -------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $   -- $    --  $    --
   Net investment (gains) losses...........................................................  164.0  (241.2)  (158.3)
                                                                                            ------ -------  -------
       Total............................................................................... $164.0 $(241.2) $(158.3)
                                                                                            ====== =======  =======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $   -- $    --  $    --
   Net investment (gains) losses...........................................................  165.7  (239.3)  (154.9)
                                                                                            ------ -------  -------
       Total............................................................................... $165.7 $(239.3) $(154.9)
                                                                                            ====== =======  =======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2014:

                                        VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                   TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------                ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate............... Internal models    $703.5      Credit spreads      81bps - 418bps (180bps)
       Corporate--non-U.S........... Internal models     433.3      Credit spreads      96bps - 808bps (200bps)
   Derivative assets:
                                       Discounted                    Equity index
       Equity index options.........   cash flows         14.3        volatility            14% - 23%(20%)
Liabilities
   Policyholder account balances:
                                                                      Withdrawal
                                                                   utilization rate            --% - 98%
                                                                      Lapse rate               --% - 15%
                                                                    Non-performance
                                                                 risk (credit spreads)   40bps - 85bps (70bps)
       GMWB embedded                 Stochastic cash                 Equity index
         derivatives /(1)/..........   flow model        251.7        volatility            17% - 24%(21%)
       Fixed index annuity            Option budget                 Expected future
         embedded derivatives.......     method          270.2     interest credited         --% - 3%(2%)
       Indexed universal life         Option budget                 Expected future
         embedded derivatives.......     method            6.7     interest credited          3% - 9%(6%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   As of December 31, 2014 and 2013, we had total securitized assets of $50.0 million and $51.8 million, respectively, of other assets. We do not have any additional exposure or guarantees associated with these securitization entities.

   There has been no new asset securitization activity in 2014 or 2013.

   (b) Securitization Entity Required To Be Consolidated

   For VIEs related to asset securitization transactions, we consolidate one securitization entity as a result of our involvement in the entity's design or having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   For the commercial mortgage loan securitization entity, our primary economic interest represents the excess interest of the commercial mortgage loans and the subordinated notes of the securitization entity. During 2013, we exercised a clean up call and repurchased the loans and repaid the outstanding debt. Therefore, there was no activity in 2014.

   The following table shows the activity presented in our consolidated statements of operations related to the consolidated securitization entity for the years ended December 31:

                (AMOUNTS IN MILLIONS)               2013  2012
                ---------------------               ---- -----
                Revenues:
                Net investment income.............. $6.0 $ 7.3
                Net investment gains (losses)......  0.1  (1.1)
                Other income.......................   --   1.5
                                                    ---- -----
                   Total revenues..................  6.1   7.7
                                                    ---- -----
                Expenses:
                Interest expense...................  3.3   4.7
                Acquisition and operating expenses.  0.6   0.6
                                                    ---- -----
                   Total expenses..................  3.9   5.3
                                                    ---- -----
                Income before income taxes.........  2.2   2.4
                Provision for income taxes.........  0.8   0.9
                                                    ---- -----
                Net income......................... $1.4 $ 1.5
                                                    ==== =====

   (c) Borrowings Related To Consolidated Securitization Entity

   As a result of a clean up call being exercised on our consolidated securitization entity during 2013, we no longer have any outstanding borrowings related to this securitization entity. This borrowing was required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing followed the maturity or prepayment, as permitted, of the restricted investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2014, we are able to distribute $214.8 million in dividends in 2015 without obtaining regulatory approval. Based on statutory results as of December 31, 2014, we estimate our insurance subsidiaries could pay dividends of $78.7 million to us in 2015 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2015 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $8.3 million, $177.7 million and $98.6 million during 2014, 2013 and 2012, respectively (none of which were deemed "extraordinary").

   In 2014 and 2013, we declared and paid cash dividends of $100.0 million and $200.0 million, respectively, to GLIC.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income
(loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with BLAIC and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $355.6 million and $439.5 million as of December 31, 2014 and 2013, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The tables below include the combined statutory net income (loss) and statutory capital and surplus for our U.S. domiciled insurance subsidiaries:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2014     2013     2012
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 202.9  $ 346.1  $ 357.0
Captive life insurance subsidiaries...............................  (281.1)  (101.7)  (478.1)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ (78.2) $ 244.4  $(121.1)
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2014      2013
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $2,184.8  $2,268.0

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,057.4 million and $1,100.8 million as of December 31, 2014 and 2013, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2014 and 2013, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 671% and 720% of the company action level as of December 31, 2014 and 2013, respectively.

   In 2012, the NAIC adopted revised statutory reserving requirements for new and in-force secondary guarantee universal life business subject to Actuarial Guideline 38 (more commonly known as "AG 38") provisions, effective
December 31, 2012. These requirements reflected an agreement reached and developed by a NAIC Joint Working Group which included regulators from several states. The financial impact related to the revised statutory reserving requirements on our in-force reserves subject to the new guidance was not significant as of December 31, 2014 and 2013.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements in Bermuda. As of December 31, 2014 and 2013, local statutory capital and surplus was $20.7 million and $19.6 million, respectively. Local statutory net income was $1.1 million, $10.8 million and $490.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. The regulatory authorities in Bermuda generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $20.2 million and $19.1 million as of December 31, 2014 and 2013, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2014:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   627.8  $    3.4  $     --   $   631.2
Net investment income.........................................     675.2      19.1       0.3       694.6
Net investment gains (losses).................................      32.0     (60.7)      0.6       (28.1)
Policy fees and other income..................................     643.3     164.1       4.4       811.8
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,978.3     125.9       5.3     2,109.5
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,097.8      35.6        --     1,133.4
Interest credited.............................................     306.7       6.6        --       313.3
Acquisition and operating expenses, net of deferrals..........     221.3      55.1       5.6       282.0
Amortization of deferred acquisition costs and intangibles....     144.2      47.7        --       191.9
Goodwill impairment...........................................     303.9        --        --       303.9
Interest expense..............................................      90.0        --      (0.5)       89.5
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,163.9     145.0       5.1     2,314.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (185.6)    (19.1)      0.2      (204.5)
Provision (benefit) for income taxes..........................      44.5     (23.5)     (9.5)       11.5
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (230.1)      4.4       9.7      (216.0)
Equity in net income of unconsolidated subsidiary.............        --        --       1.2         1.2
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (230.1) $    4.4  $   10.9   $  (214.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $26,718.4  $9,803.3  $1,505.1   $38,026.8
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2013:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          --------- ---------  --------- ------------
Premiums...................................................... $   598.2 $     4.5  $     --   $   602.7
Net investment income.........................................     652.0      34.7       5.1       691.8
Net investment gains (losses).................................      33.7    (111.8)       --       (78.1)
Policy fees and other income..................................     678.4     169.0       4.0       851.4
                                                               --------- ---------  --------   ---------
   Total revenues.............................................   1,962.3      96.4       9.1     2,067.8
                                                               --------- ---------  --------   ---------
Benefits and other changes in policy reserves.................     999.7      26.6        --     1,026.3
Interest credited.............................................     292.3      10.6        --       302.9
Acquisition and operating expenses, net of deferrals..........     210.3      54.0       4.4       268.7
Amortization of deferred acquisition costs and intangibles....     164.5      21.6        --       186.1
Interest expense..............................................     100.4        --       3.2       103.6
                                                               --------- ---------  --------   ---------
   Total benefits and expenses................................   1,767.2     112.8       7.6     1,887.6
                                                               --------- ---------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................     195.1     (16.4)      1.5       180.2
Provision (benefit) for income taxes..........................      78.2     (20.4)     (4.4)       53.4
                                                               --------- ---------  --------   ---------
Income before equity in net income of unconsolidated
  subsidiary..................................................     116.9       4.0       5.9       126.8
Equity in net income of unconsolidated subsidiary.............        --        --      35.6        35.6
                                                               --------- ---------  --------   ---------
Net income.................................................... $   116.9 $     4.0  $   41.5   $   162.4
                                                               ========= =========  ========   =========
Total assets.................................................. $25,792.1 $10,792.9  $1,158.9   $37,743.9
                                                               ========= =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2012:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  467.5  $  5.3   $   --     $  472.8
Net investment income.........................................    649.1    35.9      8.9        693.9
Net investment gains (losses).................................    (37.0)  (33.3)   (16.6)       (86.9)
Policy fess and other income..................................    679.5   171.1      2.9        853.5
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,759.1   179.0     (4.8)     1,933.3
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................    995.2    32.8       --      1,028.0
Interest credited.............................................    287.8    17.9       --        305.7
Acquisition and operating expenses, net of deferrals..........    211.9    48.6      5.8        266.3
Amortization of deferred acquisition costs and intangibles....    276.8    58.8       --        335.6
Goodwill impairment...........................................    147.0      --       --        147.0
Interest expense..............................................     90.1      --     (3.0)        87.1
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  2,008.8   158.1      2.8      2,169.7
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................   (249.7)   20.9     (7.6)      (236.4)
Benefit for income taxes......................................    (44.6)   (5.4)    (9.4)       (59.4)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................   (205.1)   26.3      1.8       (177.0)
Equity in net income of unconsolidated subsidiary.............       --      --     45.5         45.5
                                                               --------  ------   ------     --------
Net income (loss)............................................. $ (205.1) $ 26.3   $ 47.3     $ (131.5)
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014 the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. We intend to vigorously defend the action.

   In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, GLAIC, GLICNY and GLIC, agreed to a resolution of the multi-state exam and agreed to pay the departments $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office is appealing that decision. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

   (b) Commitments

   As of December 31, 2014, we were committed to fund $14.0 million in limited partnership investments, $9.7 million in U.S. commercial mortgage loan investments and $1.0 million in private placement investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $258.5 million as of December 31, 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2014 and 2013, the carrying value of our investment in GLICNY was $600.9 million and $495.0 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2014      2013
                ---------------------       --------- ---------
                Total assets............... $11,791.9 $11,066.0
                Total liabilities.......... $10,050.1 $ 9,631.2
                Total stockholders' equity. $ 1,741.8 $ 1,434.8

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2014     2013    2012
                  ---------------------   ------  ------  ------
                  Net investment income. $324.1   $333.5  $338.5
                  Total revenues........ $586.1   $626.7  $666.3
                  Net income............ $  3.6   $103.3  $131.9

(21) CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                              NET
                                           UNREALIZED
                                           INVESTMENT    DERIVATIVES
                                             GAINS      QUALIFYING AS
   (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2014........    $154.4         $19.5     $173.9
      OCI before reclassifications.......     260.8          44.1//    304.9
      Amounts reclassified from (to) OCI.     (14.6)           --//    (14.6)
                                             ------         -----     ------
      Current period OCI.................     246.2          44.1//    290.3
                                             ------         -----     ------
   Balances as of December 31, 2014......    $400.6         $63.6     $464.2
                                             ======         =====     ======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2013........   $ 498.6        $ 47.2     $ 545.8
     OCI before reclassifications.......    (353.2)        (27.4)//   (380.6)
     Amounts reclassified from (to) OCI.       9.0          (0.3)//      8.7
                                           -------        ------     -------
     Current period OCI.................    (344.2)        (27.7)//   (371.9)
                                           -------        ------     -------
  Balances as of December 31, 2013......   $ 154.4        $ 19.5     $ 173.9
                                           =======        ======     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012


                                              NET
                                           UNREALIZED
                                           INVESTMENT    DERIVATIVES
                                             GAINS      QUALIFYING AS
   (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/  TOTAL
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2012........    $190.2         $51.8     $242.0
      OCI before reclassifications.......     279.8          (4.4)//   275.4
      Amounts reclassified from (to) OCI.      28.6          (0.2)//    28.4
                                             ------         -----     ------
      Current period OCI.................     308.4          (4.6)//   303.8
                                             ------         -----     ------
   Balances as of December 31, 2012......    $498.6         $47.2     $545.8
                                             ======         =====     ======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

   The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                                  AMOUNT RECLASSIFIED FROM ACCUMULATED
                                                  OTHER COMPREHENSIVE INCOME (LOSS)
                                                  ------------------------------------
                                                  YEARS ENDED DECEMBER 31,               AFFECTED LINE ITEM IN THE
                                                  ------------------------------------   CONSOLIDATED STATEMENTS
(AMOUNTS IN MILLIONS)                              2014         2013        2012                OF INCOME
---------------------                               ------       -----       ------    ------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on investments/(1)/. $(22.4)      $13.8       $ 44.1      Net investment (gains) losses
   Provision for income taxes....................    7.8        (4.8)       (15.5)      Provision for income taxes
                                                    ------       -----       ------
   Total......................................... $(14.6)      $ 9.0       $ 28.6
                                                    ======       =====       ======
Derivatives qualifying as hedges:
   Interest rate swaps hedging assets............ $   --       $(0.1)      $ (0.1)         Net investment income
                                                                                          Equity in net income of
   Investment in unconsolidated subsidiary.......   (0.2)       (0.3)        (0.1)       unconsolidated subsidiary
   Provision for income taxes....................    0.2         0.1           --       Provision for income taxes
                                                    ------       -----       ------
   Total......................................... $   --       $(0.3)      $ (0.2)
                                                    ======       =====       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

(22) SUBSEQUENT EVENTS

   On April 8, 2015, we paid a cash dividend of $40.5 million to GLIC and made a capital contribution of $21.3 million to GLICNY in cash.

   On February 19, 2015, we made a capital contribution of $13.2 million to GLICNY in cash.

   On February 11, 2015, Moody's Investors Services Inc. ("Moody's") announced its downgrade of the financial strength ratings of GLAIC to "Baa1" (Adequate) from "A3" (Good). On February 13, 2015, A.M. Best Company, Inc. ("A.M. Best") announced its downgrade of GLAIC from "A" (Excellent) to "A-" (Excellent). On February 18, 2015, S&P also announced its downgrade of the financial strength rating of GLAIC to "BBB-" (Good) from "BBB+" (Good).

   S&P, Moody's and A.M. Best review their ratings periodically and we cannot assure you that we will maintain our current ratings in the future.